UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Columbia Variable Portfolio – Contrarian Core Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,693,429,770
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	27%

Columbia Variable Portfolio – Contrarian Core Fund | Class 1 | SSR7002-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.0%
Financials	12.7%
Communication Services	11.5%
Industrials	9.9%
Health Care	9.9%
Consumer Discretionary	9.8%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Other	1.0%

Top Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Contrarian Core Fund | Class 1 | SSR7002-01_(08/26) |

Columbia Variable Portfolio – Contrarian Core Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,693,429,770
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	27%

Columbia Variable Portfolio – Contrarian Core Fund | Class 2 | SSR7002-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	38.0%
Financials	12.7%
Communication Services	11.5%
Industrials	9.9%
Health Care	9.9%
Consumer Discretionary	9.8%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Other	1.0%

Top Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Contrarian Core Fund | Class 2 | SSR7002-02_(08/26) |

Columbia Variable Portfolio – Long Government/Credit Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$363,703,472
Total number of portfolio holdings	165
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Class 1 | SSR7016-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	4.7%
U.S. Treasury Bonds 4.375% 08/15/2043	4.6%
U.S. Treasury Bonds 3.000% 05/15/2047	4.3%
U.S. Treasury Bonds 4.500% 05/15/2038	4.1%
U.S. Treasury Bonds 3.000% 02/15/2048	3.5%
U.S. Treasury Bonds 2.875% 05/15/2052	3.4%
U.S. Treasury Bonds 5.000% 05/15/2045	2.9%
U.S. Treasury STRIPS Principal 02/15/2040	2.8%
U.S. Treasury Bonds 4.375% 05/15/2041	1.7%
U.S. Treasury Bonds 4.875% 08/15/2045	1.4%

Asset Categories

Table Summary
U.S. Treasury Obligations	44.8%
Corporate Bonds	42.7%
Money Market Funds	9.6%
Agency Asset-Backed Securities	1.2%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Class 1 | SSR7016-01_(08/26) |

Columbia Variable Portfolio – Long Government/Credit Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$363,703,472
Total number of portfolio holdings	165
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Class 2 | SSR7016-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	4.7%
U.S. Treasury Bonds 4.375% 08/15/2043	4.6%
U.S. Treasury Bonds 3.000% 05/15/2047	4.3%
U.S. Treasury Bonds 4.500% 05/15/2038	4.1%
U.S. Treasury Bonds 3.000% 02/15/2048	3.5%
U.S. Treasury Bonds 2.875% 05/15/2052	3.4%
U.S. Treasury Bonds 5.000% 05/15/2045	2.9%
U.S. Treasury STRIPS Principal 02/15/2040	2.8%
U.S. Treasury Bonds 4.375% 05/15/2041	1.7%
U.S. Treasury Bonds 4.875% 08/15/2045	1.4%

Asset Categories

Table Summary
U.S. Treasury Obligations	44.8%
Corporate Bonds	42.7%
Money Market Funds	9.6%
Agency Asset-Backed Securities	1.2%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Class 2 | SSR7016-02_(08/26) |

Columbia Variable Portfolio – Small Cap Value Discovery Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Discovery Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$48	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$449,876,583
Total number of portfolio holdings	221
Portfolio turnover for the reporting period	32%

Columbia Variable Portfolio – Small Cap Value Discovery Fund | Class 1 | SSR7024-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	21.1%
Industrials	16.4%
Real Estate	13.6%
Consumer Discretionary	11.7%
Health Care	8.1%
Information Technology	7.9%
Materials	7.1%
Energy	6.9%
Consumer Staples	4.1%
Communication Services	1.5%
Other	1.2%

Top Holdings

Table Summary
JBT Marel Corp.	1.4%
Flagstar Bank NA	1.4%
Terex Corp.	1.3%
Meritage Homes Corp.	1.3%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.1%
Kite Realty Group Trust	1.0%
PACS Group, Inc.	1.0%
PennyMac Financial Services, Inc.	1.0%
Methode Electronics, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Small Cap Value Discovery Fund | Class 1 | SSR7024-01_(08/26) |

Columbia Variable Portfolio – Small Cap Value Discovery Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Discovery Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$61	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$449,876,583
Total number of portfolio holdings	221
Portfolio turnover for the reporting period	32%

Columbia Variable Portfolio – Small Cap Value Discovery Fund | Class 2 | SSR7024-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	21.1%
Industrials	16.4%
Real Estate	13.6%
Consumer Discretionary	11.7%
Health Care	8.1%
Information Technology	7.9%
Materials	7.1%
Energy	6.9%
Consumer Staples	4.1%
Communication Services	1.5%
Other	1.2%

Top Holdings

Table Summary
JBT Marel Corp.	1.4%
Flagstar Bank NA	1.4%
Terex Corp.	1.3%
Meritage Homes Corp.	1.3%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.1%
Kite Realty Group Trust	1.0%
PACS Group, Inc.	1.0%
PennyMac Financial Services, Inc.	1.0%
Methode Electronics, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Small Cap Value Discovery Fund | Class 2 | SSR7024-02_(08/26) |

Columbia Variable Portfolio – Small Company Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$50	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$261,156,305
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	100%

Columbia Variable Portfolio – Small Company Growth Fund | Class 1 | SSR7025-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	24.6%
Information Technology	19.3%
Consumer Discretionary	11.6%
Communication Services	6.9%
Energy	3.8%
Financials	3.3%
Materials	1.6%
Consumer Staples	1.4%
Utilities	0.4%

Top Holdings

Table Summary
Sphere Entertainment Co.	3.1%
DigitalOcean Holdings, Inc.	2.9%
Brinker International, Inc.	2.6%
Hut 8 Corp.	2.3%
RBC Bearings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Guardant Health, Inc.	2.1%
ICON PLC	2.1%
Modine Manufacturing Co.	2.0%
Riot Platforms, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Small Company Growth Fund | Class 1 | SSR7025-01_(08/26) |

Columbia Variable Portfolio – Small Company Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$64	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$261,156,305
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	100%

Columbia Variable Portfolio – Small Company Growth Fund | Class 2 | SSR7025-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	24.6%
Information Technology	19.3%
Consumer Discretionary	11.6%
Communication Services	6.9%
Energy	3.8%
Financials	3.3%
Materials	1.6%
Consumer Staples	1.4%
Utilities	0.4%

Top Holdings

Table Summary
Sphere Entertainment Co.	3.1%
DigitalOcean Holdings, Inc.	2.9%
Brinker International, Inc.	2.6%
Hut 8 Corp.	2.3%
RBC Bearings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Guardant Health, Inc.	2.1%
ICON PLC	2.1%
Modine Manufacturing Co.	2.0%
Riot Platforms, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Small Company Growth Fund | Class 2 | SSR7025-02_(08/26) |

Columbia Variable Portfolio – Strategic Income Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$236,052,371
Total number of portfolio holdings	1,157
Portfolio turnover for the reporting period	104%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	19%

Columbia Variable Portfolio – Strategic Income Fund | Class 1 | SSR7026-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	25.6%
Credit Risk	0.3%
Short
Interest Rate Risk	45.6%
Credit Risk	0.1%

Asset Categories

Table Summary
Corporate Bonds	30.8%
Agency Mortgage-Backed Securities	16.6%
Senior Loans	16.3%
Foreign Government Obligations	8.5%
Money Market Funds	8.4%
Non-Agency Collateralized Mortgage Obligation Securities	8.3%
Non-Agency Asset-Backed Securities	8.1%
Agency Collateralized Mortgage Obligation Securities	8.0%
Non-Agency Collateralized Loan Obligations Securities	3.1%
U.S. Treasury Obligations	2.2%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Strategic Income Fund | Class 1 | SSR7026-01_(08/26) |

Columbia Variable Portfolio – Strategic Income Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$236,052,371
Total number of portfolio holdings	1,157
Portfolio turnover for the reporting period	104%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	19%

Columbia Variable Portfolio – Strategic Income Fund | Class 2 | SSR7026-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	25.6%
Credit Risk	0.3%
Short
Interest Rate Risk	45.6%
Credit Risk	0.1%

Asset Categories

Table Summary
Corporate Bonds	30.8%
Agency Mortgage-Backed Securities	16.6%
Senior Loans	16.3%
Foreign Government Obligations	8.5%
Money Market Funds	8.4%
Non-Agency Collateralized Mortgage Obligation Securities	8.3%
Non-Agency Asset-Backed Securities	8.1%
Agency Collateralized Mortgage Obligation Securities	8.0%
Non-Agency Collateralized Loan Obligations Securities	3.1%
U.S. Treasury Obligations	2.2%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Strategic Income Fund | Class 2 | SSR7026-02_(08/26) |

Variable Portfolio – U.S. Flexible Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,383,905,224
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	96%

Variable Portfolio – U.S. Flexible Growth Fund | Class 1 | SSR7060-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	11.3%
Interest Rate Risk	5.4%
Credit Risk	2.2%
Short
Equity Risk	34.2%
Interest Rate Risk	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Asset Categories

Table Summary
Equity Funds	63.4%
Money Market Funds	14.1%
Fixed Income Funds	10.4%
Residential Mortgage-Backed Securities - Agency	8.1%
Exchange-Traded Fixed Income Funds	5.0%
Exchange-Traded Equity Funds	4.8%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – U.S. Flexible Growth Fund | Class 1 | SSR7060-01_(08/26) |

Variable Portfolio – U.S. Flexible Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$27	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,383,905,224
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	96%

Variable Portfolio – U.S. Flexible Growth Fund | Class 2 | SSR7060-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	11.3%
Interest Rate Risk	5.4%
Credit Risk	2.2%
Short
Equity Risk	34.2%
Interest Rate Risk	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Asset Categories

Table Summary
Equity Funds	63.4%
Money Market Funds	14.1%
Fixed Income Funds	10.4%
Residential Mortgage-Backed Securities - Agency	8.1%
Exchange-Traded Fixed Income Funds	5.0%
Exchange-Traded Equity Funds	4.8%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – U.S. Flexible Growth Fund | Class 2 | SSR7060-02_(08/26) |

Variable Portfolio – Managed Risk Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Risk Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$251,895,652
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	52%

Variable Portfolio – Managed Risk Fund | Class 2 | SSR7043-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	8.8%
Equity Risk	5.2%
Interest Rate Risk	2.6%
Credit Risk	2.4%
Short
Equity Risk	29.7%
Foreign Exchange Risk	8.8%
Interest Rate Risk	0.7%

Asset Categories

Table Summary
Equity Funds	54.5%
Fixed Income Funds	28.5%
Exchange-Traded Fixed Income Funds	7.2%
Money Market Funds	6.8%
Residential Mortgage-Backed Securities - Agency	5.4%
Exchange-Traded Equity Funds	1.7%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Risk Fund | Class 2 | SSR7043-02_(08/26) |

Variable Portfolio – Managed Risk U.S. Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Risk U.S. Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$387,963,994
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	44%

Variable Portfolio – Managed Risk U.S. Fund | Class 2 | SSR7044-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	5.2%
Credit Risk	2.8%
Interest Rate Risk	1.9%
Short
Equity Risk	28.4%
Interest Rate Risk	0.6%

Asset Categories

Table Summary
Equity Funds	54.8%
Fixed Income Funds	28.1%
Exchange-Traded Fixed Income Funds	9.0%
Money Market Funds	6.9%
Residential Mortgage-Backed Securities - Agency	4.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Risk U.S. Fund | Class 2 | SSR7044-02_(08/26) |

Variable Portfolio – Managed Volatility Conservative Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$567,856,040
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	91%

Variable Portfolio – Managed Volatility Conservative Fund | Class 1 | SSR7045-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.3%
Credit Risk	4.6%
Interest Rate Risk	3.5%
Equity Risk	3.5%
Short
Equity Risk	10.9%
Foreign Exchange Risk	8.0%
Interest Rate Risk	0.9%

Asset Categories

Table Summary
Fixed Income Funds	54.8%
Equity Funds	18.2%
Money Market Funds	17.2%
Residential Mortgage-Backed Securities - Agency	10.1%
Exchange-Traded Fixed Income Funds	8.3%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Conservative Fund | Class 1 | SSR7045-01_(08/26) |

Variable Portfolio – Managed Volatility Conservative Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$567,856,040
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	91%

Variable Portfolio – Managed Volatility Conservative Fund | Class 2 | SSR7045-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.3%
Credit Risk	4.6%
Interest Rate Risk	3.5%
Equity Risk	3.5%
Short
Equity Risk	10.9%
Foreign Exchange Risk	8.0%
Interest Rate Risk	0.9%

Asset Categories

Table Summary
Fixed Income Funds	54.8%
Equity Funds	18.2%
Money Market Funds	17.2%
Residential Mortgage-Backed Securities - Agency	10.1%
Exchange-Traded Fixed Income Funds	8.3%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Conservative Fund | Class 2 | SSR7045-02_(08/26) |

Variable Portfolio – Managed Volatility Conservative Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,090,352,529
Total number of portfolio holdings	126
Portfolio turnover for the reporting period	98%

Variable Portfolio – Managed Volatility Conservative Growth Fund | Class 1 | SSR7046-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.5%
Equity Risk	6.2%
Credit Risk	3.6%
Interest Rate Risk	3.5%
Short
Equity Risk	19.5%
Foreign Exchange Risk	7.7%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Fixed Income Funds	40.0%
Equity Funds	33.3%
Money Market Funds	15.8%
Residential Mortgage-Backed Securities - Agency	9.2%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.7%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Conservative Growth Fund | Class 1 | SSR7046-01_(08/26) |

Variable Portfolio – Managed Volatility Conservative Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,090,352,529
Total number of portfolio holdings	126
Portfolio turnover for the reporting period	98%

Variable Portfolio – Managed Volatility Conservative Growth Fund | Class 2 | SSR7046-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.5%
Equity Risk	6.2%
Credit Risk	3.6%
Interest Rate Risk	3.5%
Short
Equity Risk	19.5%
Foreign Exchange Risk	7.7%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Fixed Income Funds	40.0%
Equity Funds	33.3%
Money Market Funds	15.8%
Residential Mortgage-Backed Securities - Agency	9.2%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.7%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Conservative Growth Fund | Class 2 | SSR7046-02_(08/26) |

Variable Portfolio – Managed Volatility Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$11,277,944,966
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	103%

Variable Portfolio – Managed Volatility Growth Fund | Class 1 | SSR7047-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	13.1%
Foreign Exchange Risk	10.3%
Interest Rate Risk	5.4%
Credit Risk	2.3%
Short
Equity Risk	36.3%
Foreign Exchange Risk	7.3%

Asset Categories

Table Summary
Equity Funds	63.3%
Money Market Funds	14.5%
Fixed Income Funds	10.5%
Residential Mortgage-Backed Securities - Agency	7.3%
Exchange-Traded Equity Funds	5.5%
Exchange-Traded Fixed Income Funds	3.9%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Growth Fund | Class 1 | SSR7047-01_(08/26) |

Variable Portfolio – Managed Volatility Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$11,277,944,966
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	103%

Variable Portfolio – Managed Volatility Growth Fund | Class 2 | SSR7047-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	13.1%
Foreign Exchange Risk	10.3%
Interest Rate Risk	5.4%
Credit Risk	2.3%
Short
Equity Risk	36.3%
Foreign Exchange Risk	7.3%

Asset Categories

Table Summary
Equity Funds	63.3%
Money Market Funds	14.5%
Fixed Income Funds	10.5%
Residential Mortgage-Backed Securities - Agency	7.3%
Exchange-Traded Equity Funds	5.5%
Exchange-Traded Fixed Income Funds	3.9%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Growth Fund | Class 2 | SSR7047-02_(08/26) |

Variable Portfolio – U.S. Flexible Conservative Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$16	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$302,446,073
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	99%

Variable Portfolio – U.S. Flexible Conservative Growth Fund | Class 1 | SSR7059-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	6.0%
Credit Risk	3.6%
Interest Rate Risk	3.3%
Short
Equity Risk	18.1%
Interest Rate Risk	0.4%

Asset Categories

Table Summary
Fixed Income Funds	40.3%
Equity Funds	33.1%
Money Market Funds	15.7%
Residential Mortgage-Backed Securities - Agency	9.1%
Exchange-Traded Fixed Income Funds	7.9%
Exchange-Traded Equity Funds	1.8%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – U.S. Flexible Conservative Growth Fund | Class 1 | SSR7059-01_(08/26) |

Variable Portfolio – U.S. Flexible Conservative Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$302,446,073
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	99%

Variable Portfolio – U.S. Flexible Conservative Growth Fund | Class 2 | SSR7059-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	6.0%
Credit Risk	3.6%
Interest Rate Risk	3.3%
Short
Equity Risk	18.1%
Interest Rate Risk	0.4%

Asset Categories

Table Summary
Fixed Income Funds	40.3%
Equity Funds	33.1%
Money Market Funds	15.7%
Residential Mortgage-Backed Securities - Agency	9.1%
Exchange-Traded Fixed Income Funds	7.9%
Exchange-Traded Equity Funds	1.8%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – U.S. Flexible Conservative Growth Fund | Class 2 | SSR7059-02_(08/26) |

Variable Portfolio – U.S. Flexible Moderate Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,031,474,171
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	97%

Variable Portfolio – U.S. Flexible Moderate Growth Fund | Class 1 | SSR7061-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	8.3%
Interest Rate Risk	4.1%
Credit Risk	3.2%
Short
Equity Risk	26.1%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	24.9%
Money Market Funds	14.8%
Residential Mortgage-Backed Securities - Agency	8.8%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – U.S. Flexible Moderate Growth Fund | Class 1 | SSR7061-01_(08/26) |

Variable Portfolio – U.S. Flexible Moderate Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,031,474,171
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	97%

Variable Portfolio – U.S. Flexible Moderate Growth Fund | Class 2 | SSR7061-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	8.3%
Interest Rate Risk	4.1%
Credit Risk	3.2%
Short
Equity Risk	26.1%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	24.9%
Money Market Funds	14.8%
Residential Mortgage-Backed Securities - Agency	8.8%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – U.S. Flexible Moderate Growth Fund | Class 2 | SSR7061-02_(08/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – U.S. Flexible Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – U.S. Flexible Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 63.4%
	Shares	Value ($)
U.S. Large Cap 63.4%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	9,014,651	263,678,552
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	502,322	30,410,569
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,888,520	258,802,840
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	10,117,402	659,148,739
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,646,533	300,584,219
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	3,000,938	237,854,317
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,739,470	248,727,379
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,372,697	258,247,404
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	9,442,224	523,004,758
Total		2,780,458,777
Total Equity Funds (Cost $1,041,640,754)		2,780,458,777

Exchange-Traded Equity Funds 4.8%

U.S. Mid Large Cap 4.8%
iShares Core S&P 500 ETF	137,000	102,597,930
Vanguard S&P 500 ETF	158,000	108,515,980
Total		211,113,910
Total Exchange-Traded Equity Funds (Cost $186,303,913)		211,113,910

Exchange-Traded Fixed Income Funds 5.0%

Investment Grade 5.0%
iShares Core U.S. Aggregate Bond ETF	330,000	32,663,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	849,000	92,600,430
Vanguard Intermediate-Term Corporate Bond ETF	885,000	73,145,250
Vanguard Total Bond Market ETF	275,000	20,187,750
Total		218,596,830
Total Exchange-Traded Fixed Income Funds (Cost $216,917,507)		218,596,830

Fixed Income Funds 10.4%
	Shares	Value ($)
Investment Grade 10.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,422,246	24,503,282
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	5,946,754	47,098,290
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(a)	2,357,739	22,587,144
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,226,818	30,428,896
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	8,456,068	79,402,481
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	10,080,464	94,353,141
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,120,361	158,624,349
Total		456,997,583
Total Fixed Income Funds (Cost $489,684,271)		456,997,583

Residential Mortgage-Backed Securities - Agency 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	38,330,000	33,820,510
07/16/2041- 07/13/2056	3.500%	45,735,000	41,902,216
07/16/2041- 07/13/2056	4.000%	54,524,500	51,515,676
07/13/2056	4.500%	50,800,000	48,660,844
07/13/2056	5.000%	53,875,000	52,932,283
07/13/2056	5.500%	62,350,000	62,549,223
07/13/2056	6.000%	60,850,000	62,203,841
Total Residential Mortgage-Backed Securities - Agency (Cost $352,131,750)			353,584,593

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $278,442)	181,440

Put Option Contracts Purchased 0.8%

(Cost $41,701,318)	33,969,275
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Money Market Funds 14.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	619,958,764	619,586,789
Total Money Market Funds (Cost $619,650,666)		619,586,789
Total Investments in Securities (Cost: $2,948,308,621)		4,674,489,197
Other Assets & Liabilities, Net		(290,583,973)
Net Assets		4,383,905,224
At June 30, 2026, securities and/or cash totaling $33,308,224 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	136	09/2026	USD	83,023,920	2,078,060	—
Russell 2000 Index E-mini	24	09/2026	USD	3,654,720	64,277	—
S&P 500 Index E-mini	988	09/2026	USD	372,883,550	4,288,167	—
S&P 500 Index E-mini	50	09/2026	USD	18,870,625	—	(38,797)
U.S. Long Bond	252	09/2026	USD	28,602,000	897,002	—
U.S. Treasury 2-Year Note	378	09/2026	USD	77,918,203	22,794	—
U.S. Treasury 5-Year Note	933	09/2026	USD	99,874,734	457,425	—
U.S. Treasury 5-Year Note	13	09/2026	USD	1,391,609	—	(24)
U.S. Treasury Ultra Bond	252	09/2026	USD	29,271,375	947,196	—
Total					8,754,921	(38,821)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	(186)	09/2026	USD	(72,261,000)	—	(1,496,574)
U.S. Treasury 10-Year Note	(3)	09/2026	USD	(329,672)	—	(584)
Total					—	(1,497,158)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	8,999,232	12	7,640.00	09/18/2026	278,442	181,440

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	622,446,880	830	5,900.00	12/17/2027	18,134,855	15,056,200
S&P 500 Index	Morgan Stanley	USD	404,965,440	540	5,700.00	12/17/2027	11,989,578	8,567,100
S&P 500 Index	Morgan Stanley	USD	296,224,720	395	6,000.00	12/17/2027	8,664,532	7,499,075
S&P 500 Index	Morgan Stanley	USD	104,991,040	140	6,100.00	12/17/2027	2,912,353	2,846,900
Total							41,701,318	33,969,275

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(8,999,232)	(12)	7,640.00	09/18/2026	(274,757)	(292,020)

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	98,000,000	7,085	—	—	7,085	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	650,745,650	807,135,671	(838,124,055)	(170,477)	619,586,789	—	(15,488)	11,764,136	619,958,764
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	255,573,894	2,675	(7,290,455)	15,392,438	263,678,552	—	6,357,246	—	9,014,651
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	29,409,465	8,619	(847,279)	1,839,764	30,410,569	—	69,624	—	502,322
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	257,049,800	—	(4,820,877)	6,573,917	258,802,840	—	7,841,882	—	1,888,520
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	641,828,963	—	(15,669,327)	32,989,103	659,148,739	—	29,207,922	—	10,117,402
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,422,931	50,970	(1,596,468)	625,849	24,503,282	—	(413,384)	—	3,422,246
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	47,002,676	108,113	(416,448)	403,949	47,098,290	—	9,136	—	5,946,754
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	294,013,942	34,265	(25,851,034)	32,387,046	300,584,219	—	10,139,168	—	4,646,533
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	22,489,166	59,052	(126,524)	165,450	22,587,144	—	(867)	—	2,357,739
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	31,941,230	63,943	(2,054,200)	477,923	30,428,896	—	(240,821)	—	3,226,818
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	82,683,878	156,643	(4,959,792)	1,521,752	79,402,481	—	(833,862)	—	8,456,068
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	244,301,036	375,011	(17,402)	(6,804,328)	237,854,317	—	26,323	—	3,000,938
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	247,467,965	—	(18,932,664)	20,192,078	248,727,379	—	22,013,684	—	4,739,470
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	98,416,777	197,729	(5,716,213)	1,454,848	94,353,141	—	(935,604)	—	10,080,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	245,771,560	6,348	(8,965,316)	21,434,812	258,247,404	—	4,219,740	—	3,372,697
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	165,194,331	321,178	(9,747,432)	2,856,272	158,624,349	—	(1,538,185)	—	16,120,361
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	513,735,445	—	(8,360,009)	17,629,322	523,004,758	—	13,456,880	—	9,442,224
Total	3,853,048,709			148,969,718	3,857,043,149	—	89,363,394	11,764,136

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	2,780,458,777	2,780,458,777
Exchange-Traded Equity Funds	211,113,910	—	—	—	211,113,910
Exchange-Traded Fixed Income Funds	218,596,830	—	—	—	218,596,830
Fixed Income Funds	—	—	—	456,997,583	456,997,583
Residential Mortgage-Backed Securities - Agency	—	353,584,593	—	—	353,584,593
Call Option Contracts Purchased	181,440	—	—	—	181,440
Put Option Contracts Purchased	33,969,275	—	—	—	33,969,275
Money Market Funds	619,586,789	—	—	—	619,586,789
Total Investments in Securities	1,083,448,244	353,584,593	—	3,237,456,360	4,674,489,197
Investments in Derivatives
Asset
Futures Contracts	8,754,921	—	—	—	8,754,921
Swap Contracts	—	7,085	—	—	7,085
Liability
Futures Contracts	(1,535,979)	—	—	—	(1,535,979)
Put Option Contracts Written	(292,020)	—	—	—	(292,020)
Total	1,090,375,166	353,591,678	—	3,237,456,360	4,681,423,204
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $755,353,170)	$783,295,333
Affiliated issuers (cost $2,150,975,691)	3,857,043,149
Option contracts purchased (cost $41,979,760)	34,150,715
Cash collateral held at broker for:
Other(a)	31,000,000
Margin deposits on:
Futures contracts	30,512,263
Swap contracts	2,308,224
Receivable for:
Investments sold	4,208,197
Investments sold on a delayed delivery basis	94,421,153
Capital shares sold	753
Dividends	1,938,763
Interest	575,541
Variation margin for futures contracts	3,916,183
Prepaid expenses	2,854
Deferred compensation of board members	146,805
Total assets	4,843,519,933
Liabilities
Option contracts written, at value (premiums received $274,757)	292,020
Payable for:
Investments purchased	2,304,720
Investments purchased on a delayed delivery basis	446,767,944
Capital shares redeemed	6,012,463
Variation margin for futures contracts	1,190,725
Variation margin for swap contracts	22,798
Due to broker	2,381,144
Management services fees	23,299
Distribution and/or service fees	29,831
Service fees	219,207
Compensation of chief compliance officer	338
Compensation of board members	5,883
Other expenses	78,582
Deferred compensation of board members	285,755
Total liabilities	459,614,709
Net assets applicable to outstanding capital stock	$4,383,905,224
Represented by
Trust capital	$4,383,905,224
Total - representing net assets applicable to outstanding capital stock	$4,383,905,224
Class 1
Net assets	$19,226,846
Shares outstanding	840,493
Net asset value per share	$22.88
Class 2
Net assets	$4,364,678,378
Shares outstanding	194,344,147
Net asset value per share	$22.46

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,437,340
Dividends — affiliated issuers	11,764,136
Interest	691,790
Total income	16,893,266
Expenses:
Management services fees	4,270,104
Distribution and/or service fees
Class 2	5,356,336
Service fees	1,292,373
Custodian fees	19,330
Printing and postage fees	9,773
Accounting services fees	16,239
Legal fees	35,225
Interest on collateral	171
Compensation of chief compliance officer	337
Compensation of board members	28,096
Deferred compensation of board members	23,126
Other	25,966
Total expenses	11,077,076
Net investment income	5,816,190
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,343,573
Investments — affiliated issuers	89,363,394
Foreign currency translations	24,950
Futures contracts	10,723,373
Option contracts purchased	(16,759,541)
Option contracts written	(3,377,761)
Swap contracts	19,961
Net realized gain	90,337,949
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	928,286
Investments — affiliated issuers	148,969,718
Futures contracts	6,545,797
Option contracts purchased	2,623,062
Option contracts written	32,661
Swap contracts	7,085
Net change in unrealized appreciation (depreciation)	159,106,609
Net realized and unrealized gain	249,444,558
Net increase in net assets resulting from operations	$255,260,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$5,816,190	$39,859,444
Net realized gain	90,337,949	175,389,107
Net change in unrealized appreciation (depreciation)	159,106,609	240,313,686
Net increase in net assets resulting from operations	255,260,748	455,562,237
Decrease in net assets from capital stock activity	(279,504,717)	(410,591,516)
Total increase (decrease) in net assets	(24,243,969)	44,970,721
Net assets at beginning of period	4,408,149,193	4,363,178,472
Net assets at end of period	$4,383,905,224	$4,408,149,193

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	103,961	2,257,307	122,416	2,454,702
Shares redeemed	(32,646)	(733,146)	(37,962)	(739,089)
Net increase	71,315	1,524,161	84,454	1,715,613
Class 2
Shares sold	15,632	333,033	1,341,556	25,771,136
Shares redeemed	(13,091,260)	(281,361,911)	(22,120,658)	(438,078,265)
Net decrease	(13,075,628)	(281,028,878)	(20,779,102)	(412,307,129)
Total net decrease	(13,004,313)	(279,504,717)	(20,694,648)	(410,591,516)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

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Variable Portfolio – U.S. Flexible Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$21.54	0.06	1.28	1.34
Year Ended 12/31/2025	$19.34	0.23	1.97	2.20
Year Ended 12/31/2024	$16.47	0.26	2.61	2.87
Year Ended 12/31/2023	$14.06	0.20	2.21	2.41
Year Ended 12/31/2022	$17.26	0.08	(3.28)	(3.20)
Year Ended 12/31/2021	$14.91	0.01	2.34	2.35
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$21.17	0.03	1.26	1.29
Year Ended 12/31/2025	$19.06	0.18	1.93	2.11
Year Ended 12/31/2024	$16.27	0.21	2.58	2.79
Year Ended 12/31/2023	$13.93	0.16	2.18	2.34
Year Ended 12/31/2022	$17.14	0.03	(3.24)	(3.21)
Year Ended 12/31/2021	$14.84	(0.03)	2.33	2.30

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$22.88	6.22%	0.27% (c)	0.27% (c)	0.52%	96%	$19,227
Year Ended 12/31/2025	$21.54	11.37%	0.27% (c)	0.27% (c)	1.17%	216%	$16,567
Year Ended 12/31/2024	$19.34	17.42%	0.28%	0.28%	1.40%	156%	$13,245
Year Ended 12/31/2023	$16.47	17.14%	0.27%	0.27%	1.33%	177%	$9,690
Year Ended 12/31/2022	$14.06	(18.54% )	0.27%	0.27%	0.51%	173%	$6,360
Year Ended 12/31/2021	$17.26	15.76%	0.27% (c)	0.27% (c)	0.06%	189%	$4,884
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$22.46	6.09%	0.52% (c)	0.52% (c)	0.27%	96%	$4,364,678
Year Ended 12/31/2025	$21.17	11.07%	0.51% (c)	0.51% (c)	0.92%	216%	$4,391,582
Year Ended 12/31/2024	$19.06	17.15%	0.53%	0.53%	1.15%	156%	$4,349,934
Year Ended 12/31/2023	$16.27	16.80%	0.52%	0.52%	1.06%	177%	$3,925,150
Year Ended 12/31/2022	$13.93	(18.73% )	0.52%	0.52%	0.22%	173%	$3,542,085
Year Ended 12/31/2021	$17.14	15.50%	0.52% (c)	0.52% (c)	(0.20% )	189%	$4,354,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
13

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – U.S. Flexible Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet
16
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
18
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	7,085 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	6,430,504 *
Equity risk	Investments, at value — Option contracts purchased	34,150,715
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,324,417 *
Total		42,912,721

Variable Portfolio – U.S. Flexible Growth Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,535,371 *
Equity risk	Option contracts written, at value	292,020
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	608 *
Total		1,827,999

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	19,961	19,961
Equity risk	17,363,272	(16,759,541)	(3,377,761)	—	(2,774,030)
Interest rate risk	(6,639,899)	—	—	—	(6,639,899)
Total	10,723,373	(16,759,541)	(3,377,761)	19,961	(9,393,968)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	7,085	7,085
Equity risk	4,069,744	2,623,062	32,661	—	6,725,467
Interest rate risk	2,476,053	—	—	—	2,476,053
Total	6,545,797	2,623,062	32,661	7,085	9,208,605
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	809,403,559
Futures contracts — short	73,885,169
Credit default swap contracts — sell protection	15,701,657

Derivative instrument	Average value ($)
Option contracts purchased	45,448,595
Option contracts written	(3,772,488)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
20
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	Total ($)
Assets
Call option contracts purchased	181,440	-	181,440
Put option contracts purchased	33,969,275	-	33,969,275
Total assets	34,150,715	-	34,150,715
Liabilities
Centrally cleared credit default swap contracts (b)	-	22,798	22,798
Put option contracts written	292,020	-	292,020
Total liabilities	292,020	22,798	314,818
Total financial and derivative net assets	33,858,695	(22,798)	33,835,897
Total collateral received (pledged) (c)	-	(22,798)	(22,798)
Net amount (d)	33,858,695	-	33,858,695

Variable Portfolio – U.S. Flexible Growth Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
22
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.20% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.77	0.77	0.77
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,720,352,608 and $3,724,687,709, respectively, for the six months ended June 30, 2026, of which $2,640,284,412 and $2,427,572,973, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
26
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - U.S. Flexible Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
30
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026
31

Variable Portfolio – U.S. Flexible Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7060_(08/26)

Variable Portfolio – U.S. Flexible Moderate Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – U.S. Flexible Moderate Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 48.7%
	Shares	Value ($)
U.S. Large Cap 48.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	3,587,650	104,938,770
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	258,856	15,671,163
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	751,309	102,959,411
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	3,535,324	230,326,365
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,700,425	110,000,454
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,020,860	80,913,347
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,574,589	82,634,427
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,146,132	87,759,322
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,145,834	174,247,719
Total		989,450,978
Total Equity Funds (Cost $364,732,618)		989,450,978

Exchange-Traded Equity Funds 2.8%

U.S. Mid Large Cap 2.8%
iShares Core S&P 500 ETF	34,300	25,686,927
Vanguard S&P 500 ETF	44,300	30,425,683
Total		56,112,610
Total Exchange-Traded Equity Funds (Cost $53,048,102)		56,112,610

Exchange-Traded Fixed Income Funds 7.0%

Investment Grade 7.0%
iShares Core U.S. Aggregate Bond ETF	430,000	42,561,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	308,863	33,687,687
Vanguard Intermediate-Term Corporate Bond ETF	368,400	30,448,260
Vanguard Total Bond Market ETF	500,000	36,705,000
Total		143,402,347
Total Exchange-Traded Fixed Income Funds (Cost $141,301,812)		143,402,347

Fixed Income Funds 24.9%
	Shares	Value ($)
Investment Grade 24.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,160,879	88,399,645
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,138,700	22,473,095
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	4,661,896	36,922,217
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(a)	1,507,893	14,445,617
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,056,614	28,823,868
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	13,707,852	128,716,730
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	11,092,873	103,829,295
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,372,118	82,381,637
Total		505,992,104
Total Fixed Income Funds (Cost $552,012,758)		505,992,104

Residential Mortgage-Backed Securities - Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	18,830,000	16,609,831
07/16/2041- 07/13/2056	3.500%	23,183,000	21,253,605
07/16/2041- 07/13/2056	4.000%	28,339,500	26,804,740
07/13/2056	4.500%	25,597,500	24,519,605
07/13/2056	5.000%	25,877,500	25,424,690
07/13/2056	5.500%	31,325,000	31,425,091
07/13/2056	6.000%	31,625,000	32,328,619
Total Residential Mortgage-Backed Securities - Agency (Cost $177,673,839)			178,366,181

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $92,814)	60,480

Put Option Contracts Purchased 0.6%

(Cost $14,710,416)	11,981,150
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Money Market Funds 14.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	300,416,948	300,236,698
Total Money Market Funds (Cost $300,269,043)		300,236,698
Total Investments in Securities (Cost: $1,603,841,402)		2,185,602,548
Other Assets & Liabilities, Net		(154,128,377)
Net Assets		2,031,474,171
At June 30, 2026, securities and/or cash totaling $23,913,849 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	46	09/2026	USD	28,081,620	702,873	—
Russell 2000 Index E-mini	9	09/2026	USD	1,370,520	20,903	—
S&P 500 Index E-mini	340	09/2026	USD	128,320,250	1,389,131	—
S&P 500 Index E-mini	12	09/2026	USD	4,528,950	—	(9,311)
U.S. Long Bond	56	09/2026	USD	6,356,000	195,799	—
U.S. Treasury 2-Year Note	143	09/2026	USD	29,476,992	6,713	—
U.S. Treasury 5-Year Note	380	09/2026	USD	40,677,813	186,304	—
U.S. Treasury 5-Year Note	4	09/2026	USD	428,188	—	(7)
U.S. Treasury Ultra Bond	56	09/2026	USD	6,504,750	206,344	—
Total					2,708,067	(9,318)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	(66)	09/2026	USD	(25,641,000)	—	(527,268)
U.S. Treasury 10-Year Note	(3)	09/2026	USD	(329,672)	10	—
U.S. Treasury 10-Year Note	(44)	09/2026	USD	(4,835,188)	—	(9,562)
Total					10	(536,830)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	2,999,744	4	7,640.00	09/18/2026	92,814	60,480

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	221,981,056	296	5,900.00	12/17/2027	6,467,370	5,369,440
S&P 500 Index	Morgan Stanley	USD	142,487,840	190	5,700.00	12/17/2027	4,218,555	3,014,350
S&P 500 Index	Morgan Stanley	USD	102,741,232	137	6,000.00	12/17/2027	3,005,167	2,600,945
S&P 500 Index	Morgan Stanley	USD	36,746,864	49	6,100.00	12/17/2027	1,019,324	996,415
Total							14,710,416	11,981,150

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(2,999,744)	(4)	7,640.00	09/18/2026	(91,586)	(97,340)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	64,000,000	4,627	—	—	4,627	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	321,562,846	357,632,590	(378,876,383)	(82,355)	300,236,698	—	(9,196)	5,862,042	300,416,948
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	102,337,110	276	(3,152,082)	5,753,466	104,938,770	—	2,993,638	—	3,587,650
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	15,280,446	176	(556,023)	946,564	15,671,163	—	41,276	—	258,856
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	102,877,957	26	(2,026,811)	2,108,239	102,959,411	—	3,728,201	—	751,309
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	93,024,696	144,063	(7,034,366)	2,265,252	88,399,645	—	(1,214,174)	—	10,160,879
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	225,684,724	—	(5,603,216)	10,244,857	230,326,365	—	11,756,873	—	3,535,324
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	23,691,952	39,641	(2,021,474)	762,976	22,473,095	—	(562,030)	—	3,138,700
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	37,682,738	57,872	(1,109,524)	291,131	36,922,217	—	34,729	—	4,661,896
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	107,788,515	—	(11,957,177)	14,169,116	110,000,454	—	1,527,867	—	1,700,425
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	15,122,487	22,774	(798,330)	98,686	14,445,617	—	8,898	—	1,507,893
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,232,347	50,901	(1,888,404)	429,024	28,823,868	—	(202,598)	—	3,056,614
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	133,010,510	207,471	(6,841,705)	2,340,454	128,716,730	—	(1,220,359)	—	13,707,852
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	83,185,149	93,248	(20,390)	(2,344,660)	80,913,347	—	33,291	—	1,020,860
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	83,579,352	—	(6,575,749)	5,630,824	82,634,427	—	8,575,236	—	1,574,589
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	108,702,895	181,306	(6,770,738)	1,715,832	103,829,295	—	(1,132,442)	—	11,092,873
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	83,432,023	954	(2,940,009)	7,266,354	87,759,322	—	1,463,703	—	1,146,132
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	86,057,520	136,587	(5,103,436)	1,290,966	82,381,637	—	(597,786)	—	8,372,118
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	172,190,548	59	(2,940,355)	4,997,467	174,247,719	—	5,497,708	—	3,145,834
Total	1,825,443,815			57,884,193	1,795,679,780	—	30,722,835	5,862,042

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	989,450,978	989,450,978
Exchange-Traded Equity Funds	56,112,610	—	—	—	56,112,610
Exchange-Traded Fixed Income Funds	143,402,347	—	—	—	143,402,347
Fixed Income Funds	—	—	—	505,992,104	505,992,104
Residential Mortgage-Backed Securities - Agency	—	178,366,181	—	—	178,366,181
Call Option Contracts Purchased	60,480	—	—	—	60,480
Put Option Contracts Purchased	11,981,150	—	—	—	11,981,150
Money Market Funds	300,236,698	—	—	—	300,236,698
Total Investments in Securities	511,793,285	178,366,181	—	1,495,443,082	2,185,602,548
Investments in Derivatives
Asset
Futures Contracts	2,708,077	—	—	—	2,708,077
Swap Contracts	—	4,627	—	—	4,627
Liability
Futures Contracts	(546,148)	—	—	—	(546,148)
Put Option Contracts Written	(97,340)	—	—	—	(97,340)
Total	513,857,874	178,370,808	—	1,495,443,082	2,187,671,764
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $372,023,753)	$377,881,138
Affiliated issuers (cost $1,217,014,419)	1,795,679,780
Option contracts purchased (cost $14,803,230)	12,041,630
Cash collateral held at broker for:
Other(a)	12,200,000
Margin deposits on:
Futures contracts	10,206,438
Swap contracts	1,507,411
Receivable for:
Investments sold	1,371,584
Investments sold on a delayed delivery basis	47,770,192
Capital shares sold	28
Dividends	958,950
Interest	290,887
Variation margin for futures contracts	1,362,941
Prepaid expenses	1,623
Deferred compensation of board members	109,147
Total assets	2,261,381,749
Liabilities
Option contracts written, at value (premiums received $91,586)	97,340
Payable for:
Investments purchased	1,536,480
Investments purchased on a delayed delivery basis	225,538,150
Capital shares redeemed	1,959,434
Variation margin for futures contracts	377,542
Variation margin for swap contracts	14,889
Management services fees	11,352
Distribution and/or service fees	13,844
Service fees	101,648
Compensation of chief compliance officer	160
Compensation of board members	3,378
Other expenses	57,572
Deferred compensation of board members	195,789
Total liabilities	229,907,578
Net assets applicable to outstanding capital stock	$2,031,474,171
Represented by
Trust capital	$2,031,474,171
Total - representing net assets applicable to outstanding capital stock	$2,031,474,171
Class 1
Net assets	$8,912,132
Shares outstanding	453,791
Net asset value per share	$19.64
Class 2
Net assets	$2,022,562,039
Shares outstanding	104,842,614
Net asset value per share	$19.29

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,198,474
Dividends — affiliated issuers	5,862,042
Interest	217,117
Total income	8,277,633
Expenses:
Management services fees	2,094,787
Distribution and/or service fees
Class 2	2,509,842
Service fees	605,551
Custodian fees	18,227
Printing and postage fees	8,261
Accounting services fees	16,239
Legal fees	20,410
Interest on collateral	56
Compensation of chief compliance officer	158
Compensation of board members	16,163
Deferred compensation of board members	14,067
Other	13,841
Total expenses	5,317,602
Net investment income	2,960,031
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,523,418
Investments — affiliated issuers	30,722,835
Foreign currency translations	10,019
Futures contracts	2,698,551
Option contracts purchased	(5,968,380)
Option contracts written	(1,161,718)
Swap contracts	13,036
Net realized gain	36,837,761
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(7,102,575)
Investments — affiliated issuers	57,884,193
Futures contracts	1,774,208
Option contracts purchased	978,414
Option contracts written	11,461
Swap contracts	4,627
Net change in unrealized appreciation (depreciation)	53,550,328
Net realized and unrealized gain	90,388,089
Net increase in net assets resulting from operations	$93,348,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$2,960,031	$32,815,352
Net realized gain	36,837,761	74,266,840
Net change in unrealized appreciation (depreciation)	53,550,328	91,166,283
Net increase in net assets resulting from operations	93,348,120	198,248,475
Decrease in net assets from capital stock activity	(133,484,701)	(235,753,322)
Total decrease in net assets	(40,136,581)	(37,504,847)
Net assets at beginning of period	2,071,610,752	2,109,115,599
Net assets at end of period	$2,031,474,171	$2,071,610,752

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	55,639	1,045,847	77,349	1,357,918
Shares redeemed	(10,245)	(192,260)	(28,187)	(492,884)
Net increase	45,394	853,587	49,162	865,034
Class 2
Shares sold	25,420	469,985	494,568	8,357,987
Shares redeemed	(7,228,345)	(134,808,273)	(14,133,282)	(244,976,343)
Net decrease	(7,202,925)	(134,338,288)	(13,638,714)	(236,618,356)
Total net decrease	(7,157,531)	(133,484,701)	(13,589,552)	(235,753,322)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

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Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$18.73	0.05	0.86	0.91
Year Ended 12/31/2025	$16.97	0.33	1.43	1.76
Year Ended 12/31/2024	$14.96	0.33	1.68	2.01
Year Ended 12/31/2023	$13.09	0.24	1.63	1.87
Year Ended 12/31/2022	$15.84	0.12	(2.87)	(2.75)
Year Ended 12/31/2021	$14.18	0.07	1.59	1.66
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$18.42	0.03	0.84	0.87
Year Ended 12/31/2025	$16.73	0.27	1.42	1.69
Year Ended 12/31/2024	$14.78	0.29	1.66	1.95
Year Ended 12/31/2023	$12.98	0.20	1.60	1.80
Year Ended 12/31/2022	$15.74	0.08	(2.84)	(2.76)
Year Ended 12/31/2021	$14.12	0.02	1.60	1.62

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$19.64	4.86%	0.28% (c)	0.28% (c)	0.54%	97%	$8,912
Year Ended 12/31/2025	$18.73	10.37%	0.28%	0.28%	1.85%	199%	$7,649
Year Ended 12/31/2024	$16.97	13.44%	0.28%	0.28%	2.04%	161%	$6,096
Year Ended 12/31/2023	$14.96	14.29%	0.28%	0.28%	1.75%	165%	$4,838
Year Ended 12/31/2022	$13.09	(17.36% )	0.28%	0.28%	0.87%	151%	$3,423
Year Ended 12/31/2021	$15.84	11.71%	0.28% (c)	0.28% (c)	0.44%	175%	$2,959
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$19.29	4.72%	0.53% (c)	0.53% (c)	0.29%	97%	$2,022,562
Year Ended 12/31/2025	$18.42	10.10%	0.53%	0.53%	1.58%	199%	$2,063,962
Year Ended 12/31/2024	$16.73	13.19%	0.53%	0.53%	1.77%	161%	$2,103,019
Year Ended 12/31/2023	$14.78	13.87%	0.53%	0.53%	1.46%	165%	$1,999,659
Year Ended 12/31/2022	$12.98	(17.54% )	0.53%	0.53%	0.57%	151%	$1,865,608
Year Ended 12/31/2021	$15.74	11.47%	0.53% (c)	0.53% (c)	0.16%	175%	$2,330,831
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
13

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet
16
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
18
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	4,627 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,112,907 *
Equity risk	Investments, at value — Option contracts purchased	12,041,630
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	595,170 *
Total		14,754,334

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	536,579 *
Equity risk	Option contracts written, at value	97,340
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	9,569 *
Total		643,488

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	13,036	13,036
Equity risk	5,256,532	(5,968,380)	(1,161,718)	—	(1,873,566)
Interest rate risk	(2,557,981)	—	—	—	(2,557,981)
Total	2,698,551	(5,968,380)	(1,161,718)	13,036	(4,418,511)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	4,627	4,627
Equity risk	1,181,024	978,414	11,461	—	2,170,899
Interest rate risk	593,184	—	—	—	593,184
Total	1,774,208	978,414	11,461	4,627	2,768,710
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	285,049,377
Futures contracts — short	31,055,972
Credit default swap contracts — sell protection	10,254,144

Derivative instrument	Average value ($)
Option contracts purchased	16,234,524
Option contracts written	(1,326,014)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
20
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	Total ($)
Assets
Call option contracts purchased	60,480	-	60,480
Put option contracts purchased	11,981,150	-	11,981,150
Total assets	12,041,630	-	12,041,630
Liabilities
Centrally cleared credit default swap contracts (b)	-	14,889	14,889
Put option contracts written	97,340	-	97,340
Total liabilities	97,340	14,889	112,229
Total financial and derivative net assets	11,944,290	(14,889)	11,929,401
Total collateral received (pledged) (c)	-	(14,889)	(14,889)
Net amount (d)	11,944,290	-	11,944,290

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
22
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.21% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.77	0.77	0.77
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,779,733,883 and $1,806,633,686, respectively, for the six months ended June 30, 2026, of which $1,292,293,864 and $1,215,077,386, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
26
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - U.S. Flexible Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark index;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
30
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2026
31

Variable Portfolio – U.S. Flexible Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7061_(08/26)

Variable Portfolio – U.S. Flexible Conservative Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – U.S. Flexible Conservative Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.1%
	Shares	Value ($)
U.S. Large Cap 33.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	403,838	11,812,257
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	37,462	2,267,953
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	85,923	11,774,811
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	341,586	22,254,312
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	176,194	11,398,004
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	103,286	8,186,475
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	140,971	7,398,167
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	108,564	8,312,762
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	300,432	16,640,934
Total		100,045,675
Total Equity Funds (Cost $36,687,489)		100,045,675

Exchange-Traded Equity Funds 1.8%

U.S. Mid Large Cap 1.8%
iShares Core S&P 500 ETF	3,750	2,808,337
Vanguard S&P 500 ETF	3,750	2,575,538
Total		5,383,875
Total Exchange-Traded Equity Funds (Cost $5,310,050)		5,383,875

Exchange-Traded Fixed Income Funds 7.9%

Investment Grade 7.9%
iShares Core U.S. Aggregate Bond ETF	83,110	8,226,228
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,977	3,705,871
Vanguard Intermediate-Term Corporate Bond ETF	51,330	4,242,425
Vanguard Total Bond Market ETF	105,000	7,708,050
Total		23,882,574
Total Exchange-Traded Fixed Income Funds (Cost $23,283,953)		23,882,574

Fixed Income Funds 40.3%
	Shares	Value ($)
Investment Grade 40.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,288,819	28,612,723
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	648,497	4,643,242
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	1,021,556	8,090,724
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(a)	358,893	3,438,196
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	727,514	6,860,456
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	2,713,383	25,478,665
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	2,439,288	22,831,731
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,230,564	21,948,754
Total		121,904,491
Total Fixed Income Funds (Cost $129,047,612)		121,904,491

Residential Mortgage-Backed Securities - Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	2,942,500	2,591,690
07/16/2041- 07/13/2056	3.500%	3,530,000	3,233,749
07/16/2041- 07/13/2056	4.000%	4,587,500	4,339,958
07/13/2056	4.500%	4,240,000	4,061,456
07/13/2056	5.000%	4,020,000	3,949,657
07/13/2056	5.500%	4,600,000	4,614,698
07/13/2056	6.000%	4,550,000	4,651,232
Total Residential Mortgage-Backed Securities - Agency (Cost $27,332,466)			27,442,440

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $23,203)	15,120

Put Option Contracts Purchased 0.4%

(Cost $1,535,655)	1,236,915
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Money Market Funds 15.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	47,641,645	47,613,060
Total Money Market Funds (Cost $47,617,279)		47,613,060
Total Investments in Securities (Cost: $270,837,707)		327,524,150
Other Assets & Liabilities, Net		(25,078,077)
Net Assets		302,446,073
At June 30, 2026, securities and/or cash totaling $2,395,432 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	4	09/2026	USD	2,441,880	61,120	—
Russell 2000 Index E-mini	1	09/2026	USD	152,280	900	—
S&P 500 Index E-mini	34	09/2026	USD	12,832,025	199,027	—
S&P 500 Index E-mini	3	09/2026	USD	1,132,238	—	(2,328)
U.S. Long Bond	2	09/2026	USD	227,000	7,245	—
U.S. Treasury 2-Year Note	17	09/2026	USD	3,504,258	1,247	—
U.S. Treasury 2-Year Note	1	09/2026	USD	206,133	—	(2)
U.S. Treasury 5-Year Note	52	09/2026	USD	5,566,438	25,494	—
U.S. Treasury 5-Year Note	1	09/2026	USD	107,047	—	(2)
U.S. Treasury Ultra Bond	3	09/2026	USD	348,469	8,446	—
Total					303,479	(2,332)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	(6)	09/2026	USD	(2,331,000)	—	(50,973)
U.S. Treasury 10-Year Note	(12)	09/2026	USD	(1,318,688)	—	(4,462)
Total					—	(55,435)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	749,936	1	7,640.00	09/18/2026	23,203	15,120

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	17,248,528	23	5,900.00	12/17/2027	502,532	417,220
S&P 500 Index	Morgan Stanley	USD	18,748,400	25	5,700.00	12/17/2027	555,073	396,625
S&P 500 Index	Morgan Stanley	USD	13,498,848	18	6,000.00	12/17/2027	394,840	341,730
S&P 500 Index	Morgan Stanley	USD	2,999,744	4	6,100.00	12/17/2027	83,210	81,340
Total							1,535,655	1,236,915

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(749,936)	(1)	7,640.00	09/18/2026	(22,896)	(24,335)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	11,000,000	795	—	—	795	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	51,764,481	50,754,981	(54,893,829)	(12,573)	47,613,060	—	(1,380)	940,901	47,641,645
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	12,158,855	97,336	(778,338)	334,404	11,812,257	—	693,314	—	403,838
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	2,350,833	43,191	(263,277)	137,206	2,267,953	—	16,115	—	37,462
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,181,079	48,914	(413,344)	(41,838)	11,774,811	—	737,574	—	85,923
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	29,950,085	266,290	(2,345,033)	741,381	28,612,723	—	(402,301)	—	3,288,819
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	22,916,219	69,346	(977,471)	246,218	22,254,312	—	1,979,614	—	341,586
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	4,830,514	50,887	(334,304)	96,145	4,643,242	—	(54,398)	—	648,497
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	8,334,065	82,262	(387,596)	61,993	8,090,724	—	10,376	—	1,021,556
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,745,885	31,917	(1,903,878)	1,524,080	11,398,004	—	172,242	—	176,194
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	3,646,902	33,872	(263,925)	21,347	3,438,196	—	4,133	—	358,893
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,162,755	75,943	(481,093)	102,851	6,860,456	—	(49,259)	—	727,514
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	26,394,287	245,586	(1,632,137)	470,929	25,478,665	—	(248,471)	—	2,713,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	8,281,481	451,182	(334,964)	(211,224)	8,186,475	—	6,994	—	103,286
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	8,049,999	4,223	(816,789)	160,734	7,398,167	—	1,176,670	—	140,971
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	23,770,531	248,121	(1,522,065)	335,144	22,831,731	—	(207,752)	—	2,439,288
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	8,284,439	174,844	(756,759)	610,238	8,312,762	—	264,770	—	108,564
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	22,846,373	222,300	(1,470,263)	350,344	21,948,754	—	(166,376)	—	2,230,564
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	17,132,587	65,976	(585,434)	27,805	16,640,934	—	1,018,176	—	300,432
Total	281,801,370			4,955,184	269,563,226	—	4,950,041	940,901

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	100,045,675	100,045,675
Exchange-Traded Equity Funds	5,383,875	—	—	—	5,383,875
Exchange-Traded Fixed Income Funds	23,882,574	—	—	—	23,882,574
Fixed Income Funds	—	—	—	121,904,491	121,904,491
Residential Mortgage-Backed Securities - Agency	—	27,442,440	—	—	27,442,440
Call Option Contracts Purchased	15,120	—	—	—	15,120
Put Option Contracts Purchased	1,236,915	—	—	—	1,236,915
Money Market Funds	47,613,060	—	—	—	47,613,060
Total Investments in Securities	78,131,544	27,442,440	—	221,950,166	327,524,150
Investments in Derivatives
Asset
Futures Contracts	303,479	—	—	—	303,479
Swap Contracts	—	795	—	—	795
Liability
Futures Contracts	(57,767)	—	—	—	(57,767)
Put Option Contracts Written	(24,335)	—	—	—	(24,335)
Total	78,352,921	27,443,235	—	221,950,166	327,746,322
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $55,926,469)	$56,708,889
Affiliated issuers (cost $213,352,380)	269,563,226
Option contracts purchased (cost $1,558,858)	1,252,035
Cash collateral held at broker for:
Other(a)	1,100,000
Margin deposits on:
Futures contracts	1,036,346
Swap contracts	259,086
Receivable for:
Investments sold	200,768
Investments sold on a delayed delivery basis	8,921,797
Dividends	153,389
Interest	44,545
Variation margin for futures contracts	131,518
Prepaid expenses	323
Deferred compensation of board members	53,540
Total assets	339,425,462
Liabilities
Option contracts written, at value (premiums received $22,896)	24,335
Payable for:
Investments purchased	192,060
Investments purchased on a delayed delivery basis	36,283,839
Capital shares redeemed	286,812
Variation margin for futures contracts	38,741
Variation margin for swap contracts	2,559
Management services fees	1,712
Distribution and/or service fees	2,070
Service fees	15,215
Compensation of chief compliance officer	25
Compensation of board members	1,473
Other expenses	38,814
Deferred compensation of board members	91,734
Total liabilities	36,979,389
Net assets applicable to outstanding capital stock	$302,446,073
Represented by
Trust capital	$302,446,073
Total - representing net assets applicable to outstanding capital stock	$302,446,073
Class 1
Net assets	$566,223
Shares outstanding	33,863
Net asset value per share	$16.72
Class 2
Net assets	$301,879,850
Shares outstanding	18,393,434
Net asset value per share	$16.41

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$334,235
Dividends — affiliated issuers	940,901
Interest	20,091
Total income	1,295,227
Expenses:
Management services fees	322,100
Distribution and/or service fees
Class 2	382,871
Service fees	92,190
Custodian fees	17,078
Printing and postage fees	5,690
Accounting services fees	16,137
Legal fees	9,263
Compensation of chief compliance officer	25
Compensation of board members	7,187
Deferred compensation of board members	6,218
Other	4,126
Total expenses	862,885
Net investment income	432,342
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,649,583
Investments — affiliated issuers	4,950,041
Foreign currency translations	5,042
Futures contracts	(24,153)
Option contracts purchased	(601,187)
Option contracts written	(160,279)
Swap contracts	2,240
Net realized gain	5,821,287
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,210,195)
Investments — affiliated issuers	4,955,184
Futures contracts	164,353
Option contracts purchased	102,982
Option contracts written	283
Swap contracts	795
Net change in unrealized appreciation (depreciation)	4,013,402
Net realized and unrealized gain	9,834,689
Net increase in net assets resulting from operations	$10,267,031
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$432,342	$7,315,217
Net realized gain	5,821,287	6,687,574
Net change in unrealized appreciation (depreciation)	4,013,402	14,093,898
Net increase in net assets resulting from operations	10,267,031	28,096,689
Decrease in net assets from capital stock activity	(24,876,859)	(42,026,105)
Total decrease in net assets	(14,609,828)	(13,929,416)
Net assets at beginning of period	317,055,901	330,985,317
Net assets at end of period	$302,446,073	$317,055,901

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,467	23,948	3,852	59,049
Shares redeemed	(2,771)	(44,226)	(4,857)	(72,537)
Net decrease	(1,304)	(20,278)	(1,005)	(13,488)
Class 2
Shares sold	192,076	3,076,035	825,844	12,251,605
Shares redeemed	(1,738,918)	(27,932,616)	(3,621,353)	(54,264,222)
Net decrease	(1,546,842)	(24,856,581)	(2,795,509)	(42,012,617)
Total net decrease	(1,548,146)	(24,876,859)	(2,796,514)	(42,026,105)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

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Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$16.15	0.04	0.53	0.57
Year Ended 12/31/2025	$14.75	0.39	1.01	1.40
Year Ended 12/31/2024	$13.45	0.39	0.91	1.30
Year Ended 12/31/2023	$12.06	0.27	1.12	1.39
Year Ended 12/31/2022	$14.45	0.16	(2.55)	(2.39)
Year Ended 12/31/2021	$13.41	0.10	0.94	1.04
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$15.87	0.02	0.52	0.54
Year Ended 12/31/2025	$14.53	0.34	1.00	1.34
Year Ended 12/31/2024	$13.28	0.34	0.91	1.25
Year Ended 12/31/2023	$11.94	0.23	1.11	1.34
Year Ended 12/31/2022	$14.34	0.11	(2.51)	(2.40)
Year Ended 12/31/2021	$13.34	0.06	0.94	1.00

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$16.72	3.53%	0.31%	0.31%	0.53%	99%	$566
Year Ended 12/31/2025	$16.15	9.49%	0.31%	0.31%	2.56%	196%	$568
Year Ended 12/31/2024	$14.75	9.66%	0.31%	0.31%	2.73%	165%	$534
Year Ended 12/31/2023	$13.45	11.53%	0.31%	0.31%	2.17%	169%	$423
Year Ended 12/31/2022	$12.06	(16.54% )	0.30%	0.30%	1.29%	149%	$306
Year Ended 12/31/2021	$14.45	7.76%	0.30%	0.30%	0.70%	179%	$144
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$16.41	3.40%	0.56%	0.56%	0.28%	99%	$301,880
Year Ended 12/31/2025	$15.87	9.22%	0.56%	0.56%	2.28%	196%	$316,488
Year Ended 12/31/2024	$14.53	9.41%	0.56%	0.56%	2.40%	165%	$330,452
Year Ended 12/31/2023	$13.28	11.22%	0.56%	0.56%	1.86%	169%	$326,062
Year Ended 12/31/2022	$11.94	(16.74% )	0.55%	0.55%	0.88%	149%	$305,808
Year Ended 12/31/2021	$14.34	7.50%	0.55%	0.55%	0.45%	179%	$374,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
13

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet
16
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
18
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	795 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	261,047 *
Equity risk	Investments, at value — Option contracts purchased	1,252,035
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	42,432 *
Total		1,556,309

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	53,301 *
Equity risk	Option contracts written, at value	24,335
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	4,466 *
Total		82,102

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	2,240	2,240
Equity risk	340,638	(601,187)	(160,279)	—	(420,828)
Interest rate risk	(364,791)	—	—	—	(364,791)
Total	(24,153)	(601,187)	(160,279)	2,240	(783,379)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	795	795
Equity risk	122,950	102,982	283	—	226,215
Interest rate risk	41,403	—	—	—	41,403
Total	164,353	102,982	283	795	268,413
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	32,061,073
Futures contracts — short	5,646,909
Credit default swap contracts — sell protection	1,762,431

20
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Derivative instrument	Average value ($)
Option contracts purchased	1,773,418
Option contracts written	(172,597)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Morgan Stanley (a)	Morgan Stanley (a)	Total
Assets
Call option contracts purchased	$15,120	-	15,120
Put option contracts purchased	1,236,915	-	1,236,915
Total assets	1,252,035	-	1,252,035
Liabilities
Centrally cleared credit default swap contracts (b)	-	2,559	2,559
Put option contracts written	24,335	-	24,335
Total liabilities	24,335	2,559	26,894
Total financial and derivative net assets	1,227,700	(2,559)	1,225,141
Total collateral received (pledged) (c)	-	(2,559)	(2,559)
Net amount (d)	$1,227,700	-	1,227,700

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
22
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.21% of the Fund’s average daily net assets.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
24
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.77	0.77	0.77
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $280,269,185 and $294,361,946, respectively, for the six months ended June 30, 2026, of which $215,190,215 and $208,793,095, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - U.S. Flexible Conservative Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments.The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
30
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026
31

Variable Portfolio – U.S. Flexible Conservative Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7059_(08/26)

Variable Portfolio – Managed Volatility Conservative Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Conservative Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.3%
	Shares	Value ($)
International 10.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,388,551	54,013,496
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,858,797	22,101,102
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,138,910	16,525,580
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,192,331	16,179,934
Total		108,820,112
U.S. Large Cap 20.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	199,221	13,764,153
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	1,530,491	44,766,875
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	400,827	24,266,069
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	310,161	42,504,513
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	368,881	23,862,888
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	191,122	15,148,299
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	333,837	17,519,792
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	301,237	16,953,592
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	235,787	18,054,193
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	203,580	11,276,312
Total		228,116,686
U.S. Mid Cap 0.9%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	42,964	3,406,601
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	57,098	3,360,262
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	25,176	1,496,451
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	22,398	1,520,594
Total		9,783,908
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.5%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	245,627	3,711,430
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	191,442	3,744,602
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	96,041	4,607,073
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	86,057	4,529,187
Total		16,592,292
Total Equity Funds (Cost $160,343,427)		363,312,998

Exchange-Traded Equity Funds 2.7%

U.S. Mid Large Cap 2.7%
iShares Core S&P 500 ETF	20,800	15,576,912
Vanguard S&P 500 ETF	20,800	14,285,648
Total		29,862,560
Total Exchange-Traded Equity Funds (Cost $27,987,732)		29,862,560

Exchange-Traded Fixed Income Funds 7.0%

Investment Grade 7.0%
iShares Core U.S. Aggregate Bond ETF	365,000	36,127,700
iShares iBoxx $ Investment Grade Corporate Bond ETF	66,150	7,214,980
Vanguard Intermediate-Term Corporate Bond ETF	127,000	10,496,550
Vanguard Total Bond Market ETF	300,000	22,023,000
Total		75,862,230
Total Exchange-Traded Fixed Income Funds (Cost $74,434,169)		75,862,230

Fixed Income Funds 40.0%

Investment Grade 40.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	9,883,596	85,987,287
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,439,864	24,629,429
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	4,622,299	36,608,607
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(a)	1,245,119	11,928,235
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,523,730	23,798,774
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	7,367,526	69,181,070
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	8,738,527	81,792,609
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,408,254	102,417,215
Total		436,343,226
Total Fixed Income Funds (Cost $474,484,031)		436,343,226

Residential Mortgage-Backed Securities - Agency 9.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	10,843,000	9,521,429
07/16/2041- 07/13/2056	3.500%	13,350,000	12,217,818
07/16/2041- 07/13/2056	4.000%	15,146,000	14,298,724
07/13/2056	4.500%	14,800,000	14,176,781
07/13/2056	5.000%	15,850,000	15,572,653
07/13/2056	5.500%	17,250,000	17,305,118
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/13/2056	6.000%	16,500,000	16,867,106
Total Residential Mortgage-Backed Securities - Agency (Cost $99,562,991)			99,959,629

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $116,018)	75,600

Put Option Contracts Purchased 0.5%

(Cost $5,894,500)	4,880,510

Money Market Funds 15.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	172,499,811	172,396,312
Total Money Market Funds (Cost $172,417,070)		172,396,312
Total Investments in Securities (Cost: $1,015,239,938)		1,182,693,065
Other Assets & Liabilities, Net		(92,340,536)
Net Assets		1,090,352,529
At June 30, 2026, securities and/or cash totaling $8,700,200 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
286,000 AUD	197,001 USD	Barclays	07/08/2026	—	(988)
1,037,000 CHF	1,311,259 USD	Barclays	07/08/2026	26,945	—
1,937,490 USD	2,744,000 CAD	Barclays	07/08/2026	—	(2,160)
338,977 USD	297,000 EUR	Barclays	07/08/2026	463	—
3,349,612 USD	534,521,000 JPY	Barclays	07/08/2026	—	(60,518)
380,195 USD	3,777,000 NOK	Barclays	07/08/2026	1,345	—
1,829,237 USD	17,404,000 NOK	Barclays	07/08/2026	—	(71,143)
573,846 USD	1,016,000 NZD	Barclays	07/08/2026	3,315	—
2,481,168 USD	4,242,000 NZD	Barclays	07/08/2026	—	(71,407)
7,314,445 USD	71,076,000 SEK	Barclays	07/08/2026	18,273	—
986,235 USD	9,173,000 SEK	Barclays	07/08/2026	—	(39,881)
6,012,000 CAD	4,363,731 USD	Citi	07/08/2026	123,495	—
1,783,000 CHF	2,206,596 USD	Citi	07/08/2026	—	(1,633)
3,370,902 USD	4,707,000 CAD	Citi	07/08/2026	—	(51,077)
4,329,089 USD	689,258,000 JPY	Citi	07/08/2026	—	(87,844)
4,558,169 USD	42,793,000 SEK	Citi	07/08/2026	—	(143,331)
15,730,537 USD	145,745,000 NOK	Goldman Sachs International	07/08/2026	—	(1,007,862)
15,008,000 AUD	10,728,595 USD	HSBC	07/08/2026	339,037	—
4,821,137 USD	46,247,000 SEK	HSBC	07/08/2026	—	(49,960)
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,000 AUD	3,501 USD	JPMorgan	07/08/2026	39	—
1,082,000 CHF	1,339,101 USD	JPMorgan	07/08/2026	—	(946)
1,550,000 GBP	2,081,573 USD	JPMorgan	07/08/2026	25,585	—
5,240,000 JPY	32,385 USD	JPMorgan	07/08/2026	141	—
1,900,000 NOK	200,990 USD	JPMorgan	07/08/2026	9,058	—
121,845,000 SEK	13,114,036 USD	JPMorgan	07/08/2026	543,618	—
1,260,474 USD	1,000,000 CHF	JPMorgan	07/08/2026	—	(21,983)
464,056 USD	401,000 EUR	JPMorgan	07/08/2026	—	(5,754)
1,084,562 USD	819,000 GBP	JPMorgan	07/08/2026	1,796	—
2,366,695 USD	378,134,000 JPY	JPMorgan	07/08/2026	—	(39,905)
2,396,370 USD	22,237,000 NOK	JPMorgan	07/08/2026	—	(150,063)
2,288,000 CAD	1,610,306 USD	Morgan Stanley	07/08/2026	—	(3,410)
5,539,000 CHF	7,090,646 USD	Morgan Stanley	07/08/2026	230,646	—
2,083,381 USD	1,791,000 EUR	Morgan Stanley	07/08/2026	—	(36,454)
6,369,000 AUD	4,495,113 USD	State Street	07/08/2026	86,058	—
1,204,000 CAD	865,221 USD	State Street	07/08/2026	16,045	—
1,092,000 GBP	1,458,390 USD	State Street	07/08/2026	9,913	—
3,685,000 GBP	4,876,674 USD	State Street	07/08/2026	—	(11,272)
9,998,000 NZD	5,917,536 USD	State Street	07/08/2026	237,952	—
20,010,075 USD	3,178,811,000 JPY	State Street	07/08/2026	—	(449,744)
328,136 USD	3,180,000 NOK	State Street	07/08/2026	—	(6,903)
5,330,002 USD	49,819,000 SEK	State Street	07/08/2026	—	(190,312)
3,710,000 EUR	4,321,326 USD	UBS	07/08/2026	81,182	—
17,217,000 NZD	10,049,599 USD	UBS	07/08/2026	269,104	—
4,341,816 USD	5,999,000 CAD	UBS	07/08/2026	—	(110,748)
3,953,000 AUD	2,794,589 USD	Wells Fargo	07/08/2026	58,054	—
1,387,000 CHF	1,766,748 USD	Wells Fargo	07/08/2026	48,962	—
9,348,000 NZD	5,351,711 USD	Wells Fargo	07/08/2026	41,374	—
14,192,911 USD	10,545,000 GBP	Wells Fargo	07/08/2026	—	(205,559)
Total				2,172,400	(2,820,857)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	23	07/2026	EUR	1,934,300	—	(12,201)
DAX Index	1	09/2026	EUR	628,400	1,253	—
FTSE 100 Index	1	09/2026	GBP	105,415	—	(54)
MSCI Singapore Index	9	07/2026	SGD	430,605	—	(175)
NASDAQ 100 Index E-mini	3	09/2026	USD	1,831,410	45,840	—
OMXS30 Index	74	07/2026	SEK	23,805,800	41,277	—
S&P 500 Index E-mini	102	09/2026	USD	38,496,075	496,817	—
S&P Mid 400 Index E-mini	8	09/2026	USD	3,108,000	37,677	—
S&P Mid 400 Index E-mini	1	09/2026	USD	388,500	—	(320)
S&P/TSX 60 Index	22	09/2026	CAD	9,045,080	2,763	—
S&P/TSX 60 Index	1	09/2026	CAD	411,140	—	(176)
TOPIX Index	15	09/2026	JPY	600,450,000	56,706	—
TOPIX Index	1	09/2026	JPY	40,030,000	—	(619)
U.S. Treasury 10-Year Note	13	09/2026	USD	1,428,578	—	(4,459)
U.S. Treasury 2-Year Note	66	09/2026	USD	13,604,766	3,624	—
U.S. Treasury 5-Year Note	218	09/2026	USD	23,336,219	106,880	—
Total					792,837	(18,004)

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(15)	09/2026	EUR	(953,400)	—	(9,913)
FTSE/MIB Index	(10)	09/2026	EUR	(2,594,000)	2,584	—
Russell 2000 Index E-mini	(16)	09/2026	USD	(2,436,480)	—	(45,803)
SPI 200 Index	(20)	09/2026	AUD	(4,388,000)	10,851	—
U.S. Long Bond	(3)	09/2026	USD	(340,500)	1,494	—
U.S. Long Bond	(12)	09/2026	USD	(1,362,000)	—	(8,807)
U.S. Treasury Ultra Bond	(3)	09/2026	USD	(348,469)	2,244	—
U.S. Treasury Ultra Bond	(12)	09/2026	USD	(1,393,875)	—	(9,839)
Total					17,173	(74,362)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	3,749,680	5	7,640.00	09/18/2026	116,018	75,600

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	69,744,048	93	5,700.00	12/17/2027	2,064,872	1,475,445
S&P 500 Index	Morgan Stanley	USD	45,746,096	61	6,100.00	12/17/2027	1,268,954	1,240,435
S&P 500 Index	Morgan Stanley	USD	50,245,712	67	5,900.00	12/17/2027	1,463,898	1,215,380
S&P 500 Index	Morgan Stanley	USD	37,496,800	50	6,000.00	12/17/2027	1,096,776	949,250
Total							5,894,500	4,880,510

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(3,749,680)	(5)	7,640.00	09/18/2026	(114,482)	(121,675)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	39,000,000	2,820	—	—	2,820	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	189,372,100	144,188,316	(161,113,662)	(50,442)	172,396,312	—	(1,223)	3,363,207	172,499,811
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	13,788,293	35,798	(279,817)	219,879	13,764,153	—	956,997	—	199,221
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	44,599,255	145,693	(1,913,335)	1,935,262	44,766,875	—	1,870,960	—	1,530,491
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	24,012,861	320,267	(1,542,229)	1,475,170	24,266,069	—	105,886	—	400,827
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	43,196,726	46,443	(825,061)	86,405	42,504,513	—	2,387,163	—	310,161
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	87,620,721	325,781	(3,540,988)	1,581,773	85,987,287	—	(574,154)	—	9,883,596
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,061,577	126,440	(1,081,898)	523,310	24,629,429	—	(307,164)	—	3,439,864
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	56,079,018	8,755,068	(3,709,659)	(7,110,931)	54,013,496	5,046,423	1,759,438	3,375,854	3,388,551
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	37,302,746	123,593	(1,109,195)	291,463	36,608,607	—	35,481	—	4,622,299
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	23,779,953	33,065	(2,926,842)	2,976,712	23,862,888	—	500,858	—	368,881
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	3,002,600	69,672	(152,169)	486,498	3,406,601	—	191,194	—	42,964
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,070,995	12,625	(149,029)	425,671	3,360,262	—	295,816	—	57,098
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	12,188,392	43,920	(388,583)	84,506	11,928,235	—	3,335	—	1,245,119
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	3,609,653	20,881	(476,080)	556,976	3,711,430	—	106,030	—	245,627
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,538,467	29,319	(621,349)	798,165	3,744,602	—	210,309	—	191,442
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	24,371,562	101,925	(947,391)	272,678	23,798,774	—	(89,992)	—	2,523,730
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	70,651,743	249,385	(2,731,806)	1,011,748	69,181,070	—	(412,453)	—	7,367,526
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	14,814,005	740,240	(19,422)	(386,524)	15,148,299	—	(1,542)	—	191,122
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	17,602,640	4,085	(1,100,690)	1,013,757	17,519,792	—	2,071,076	—	333,837
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	83,620,646	388,941	(2,992,339)	775,361	81,792,609	—	(326,071)	—	8,738,527
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	1,135,516	186,386	(1,824)	176,373	1,496,451	—	—	—	25,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	17,453,417	17,819	(649,815)	132,171	16,953,592	—	1,407,580	—	301,237
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,078,307	230,289	(1,861)	213,859	1,520,594	—	(37)	—	22,398
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	17,883,500	85,266	(1,229,426)	1,314,853	18,054,193	—	540,785	—	235,787
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	104,869,666	413,262	(4,157,439)	1,291,726	102,417,215	—	(441,132)	—	10,408,254
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	11,304,118	21,924	(195,368)	145,638	11,276,312	—	546,799	—	203,580
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	22,212,350	2,545,600	(1,340,923)	(1,315,925)	22,101,102	1,883,299	247,498	517,081	1,858,797
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	16,435,390	832,678	(2,017,620)	1,275,132	16,525,580	623,310	500,664	129,695	1,138,910
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	16,005,369	1,545,404	(1,238,929)	(131,910)	16,179,934	985,986	511,686	477,214	1,192,331
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,594,101	12,988	(428,328)	428,312	4,607,073	—	725,815	—	96,041
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,618,106	17,163	(454,965)	348,883	4,529,187	—	672,514	—	86,057
Total	998,873,793			10,846,549	972,052,536	8,539,018	13,494,116	7,863,051

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	363,312,998	363,312,998
Exchange-Traded Equity Funds	29,862,560	—	—	—	29,862,560
Exchange-Traded Fixed Income Funds	75,862,230	—	—	—	75,862,230
Fixed Income Funds	—	—	—	436,343,226	436,343,226
Residential Mortgage-Backed Securities - Agency	—	99,959,629	—	—	99,959,629
Call Option Contracts Purchased	75,600	—	—	—	75,600
Put Option Contracts Purchased	4,880,510	—	—	—	4,880,510
Money Market Funds	172,396,312	—	—	—	172,396,312
Total Investments in Securities	283,077,212	99,959,629	—	799,656,224	1,182,693,065
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,172,400	—	—	2,172,400
Futures Contracts	810,010	—	—	—	810,010
Swap Contracts	—	2,820	—	—	2,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(2,820,857)	—	—	(2,820,857)
Futures Contracts	(92,366)	—	—	—	(92,366)
Put Option Contracts Written	(121,675)	—	—	—	(121,675)
Total	283,673,181	99,313,992	—	799,656,224	1,182,643,397
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $201,984,892)	$205,684,419
Affiliated issuers (cost $807,244,528)	972,052,536
Option contracts purchased (cost $6,010,518)	4,956,110
Cash collateral held at broker for:
Other(a)	3,700,000
Margin deposits on:
Futures contracts	4,081,621
Swap contracts	918,579
Unrealized appreciation on forward foreign currency exchange contracts	2,172,400
Receivable for:
Investments sold	1,192,410
Investments sold on a delayed delivery basis	32,811,791
Dividends	538,003
Interest	162,094
Variation margin for futures contracts	412,429
Prepaid expenses	1,325
Deferred compensation of board members	210,804
Total assets	1,228,894,521
Liabilities
Option contracts written, at value (premiums received $114,482)	121,675
Unrealized depreciation on forward foreign currency exchange contracts	2,820,857
Payable for:
Investments purchased	1,725,320
Investments purchased on a delayed delivery basis	132,464,247
Capital shares redeemed	880,860
Variation margin for futures contracts	117,679
Variation margin for swap contracts	9,073
Management services fees	6,357
Distribution and/or service fees	7,473
Service fees	54,670
Compensation of chief compliance officer	87
Compensation of board members	2,348
Other expenses	53,128
Deferred compensation of board members	278,218
Total liabilities	138,541,992
Net assets applicable to outstanding capital stock	$1,090,352,529
Represented by
Trust capital	$1,090,352,529
Total - representing net assets applicable to outstanding capital stock	$1,090,352,529
Class 1
Net assets	$2,505,786
Shares outstanding	141,841
Net asset value per share	$17.67
Class 2
Net assets	$1,087,846,743
Shares outstanding	62,702,721
Net asset value per share	$17.35

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
11

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,437,049
Dividends — affiliated issuers	7,863,051
Interest	52,936
Total income	9,353,036
Expenses:
Management services fees	1,146,044
Distribution and/or service fees
Class 2	1,360,547
Service fees	327,792
Custodian fees	22,761
Printing and postage fees	7,603
Accounting services fees	16,239
Legal fees	14,388
Compensation of chief compliance officer	86
Compensation of board members	11,309
Deferred compensation of board members	10,613
Other	9,063
Total expenses	2,926,445
Net investment income	6,426,591
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,742,188
Investments — affiliated issuers	13,494,116
Capital gain distributions from underlying affiliated funds	8,539,018
Foreign currency translations	(185,214)
Forward foreign currency exchange contracts	1,273,543
Futures contracts	1,912,667
Option contracts purchased	(2,080,075)
Option contracts written	(461,344)
Swap contracts	7,944
Net realized gain	26,242,843
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,842,366)
Investments — affiliated issuers	10,846,549
Forward foreign currency exchange contracts	(305,115)
Futures contracts	528,235
Option contracts purchased	225,761
Option contracts written	(2,028)
Swap contracts	2,820
Net change in unrealized appreciation (depreciation)	7,453,856
Net realized and unrealized gain	33,696,699
Net increase in net assets resulting from operations	$40,123,290
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$6,426,591	$28,550,888
Net realized gain	26,242,843	18,481,538
Net change in unrealized appreciation (depreciation)	7,453,856	70,136,422
Net increase in net assets resulting from operations	40,123,290	117,168,848
Decrease in net assets from capital stock activity	(64,637,981)	(146,432,086)
Total decrease in net assets	(24,514,691)	(29,263,238)
Net assets at beginning of period	1,114,867,220	1,144,130,458
Net assets at end of period	$1,090,352,529	$1,114,867,220

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	3,995	68,934	21,703	352,837
Shares redeemed	(4,292)	(74,458)	(22,543)	(363,361)
Net decrease	(297)	(5,524)	(840)	(10,524)
Class 2
Shares sold	476,539	8,075,238	668,413	10,492,634
Shares redeemed	(4,274,753)	(72,707,695)	(9,931,800)	(156,914,196)
Net decrease	(3,798,214)	(64,632,457)	(9,263,387)	(146,421,562)
Total net decrease	(3,798,511)	(64,637,981)	(9,264,227)	(146,432,086)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$17.01	0.12	0.54	0.66
Year Ended 12/31/2025	$15.29	0.44	1.28	1.72
Year Ended 12/31/2024	$14.27	0.45	0.57	1.02
Year Ended 12/31/2023	$12.95	0.31	1.01	1.32
Year Ended 12/31/2022	$15.58	0.17	(2.80)	(2.63)
Year Ended 12/31/2021	$14.73	0.13	0.72	0.85
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$16.73	0.10	0.52	0.62
Year Ended 12/31/2025	$15.07	0.40	1.26	1.66
Year Ended 12/31/2024	$14.11	0.40	0.56	0.96
Year Ended 12/31/2023	$12.83	0.27	1.01	1.28
Year Ended 12/31/2022	$15.47	0.13	(2.77)	(2.64)
Year Ended 12/31/2021	$14.67	0.09	0.71	0.80

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$17.67	3.88%	0.29%	0.29%	1.42%	98%	$2,506
Year Ended 12/31/2025	$17.01	11.25%	0.28% (c)	0.28% (c)	2.74%	183%	$2,418
Year Ended 12/31/2024	$15.29	7.15%	0.29% (c)	0.29% (c)	3.00%	165%	$2,186
Year Ended 12/31/2023	$14.27	10.19%	0.29% (c)	0.29% (c)	2.29%	167%	$1,721
Year Ended 12/31/2022	$12.95	(16.88% )	0.28% (c)	0.28% (c)	1.23%	138%	$1,016
Year Ended 12/31/2021	$15.58	5.77%	0.28% (c)	0.28% (c)	0.85%	180%	$1,017
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$17.35	3.71%	0.54%	0.54%	1.18%	98%	$1,087,847
Year Ended 12/31/2025	$16.73	11.02%	0.53% (c)	0.53% (c)	2.54%	183%	$1,112,449
Year Ended 12/31/2024	$15.07	6.80%	0.54% (c)	0.54% (c)	2.73%	165%	$1,141,944
Year Ended 12/31/2023	$14.11	9.98%	0.54% (c)	0.54% (c)	2.04%	167%	$1,192,904
Year Ended 12/31/2022	$12.83	(17.07% )	0.53% (c)	0.53% (c)	0.93%	138%	$1,211,320
Year Ended 12/31/2021	$15.47	5.45%	0.53% (c)	0.53% (c)	0.62%	180%	$1,634,712
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
15

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	2,820 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	695,768 *
Equity risk	Investments, at value — Option contracts purchased	4,956,110
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,172,400
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	114,242 *
Total		7,941,340

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	69,261 *
Equity risk	Option contracts written, at value	121,675
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,820,857
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	23,105 *
Total		3,034,898

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	7,944	7,944
Equity risk	—	3,095,421	(2,080,075)	(461,344)	—	554,002
Foreign exchange risk	1,273,543	—	—	—	—	1,273,543
Interest rate risk	—	(1,182,754)	—	—	—	(1,182,754)
Total	1,273,543	1,912,667	(2,080,075)	(461,344)	7,944	652,735

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	2,820	2,820
Equity risk	—	406,913	225,761	(2,028)	—	630,646
Foreign exchange risk	(305,115)	—	—	—	—	(305,115)
Interest rate risk	—	121,322	—	—	—	121,322
Total	(305,115)	528,235	225,761	(2,028)	2,820	449,673
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	107,739,523
Futures contracts — short	12,448,741
Credit default swap contracts — sell protection	6,248,619

Derivative instrument	Average value ($)
Option contracts purchased	6,064,814
Option contracts written	(528,508)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	834,757	(753,249)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
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23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$50,341	123,495	-	339,037	580,237	230,646	-	-	349,968	350,286	148,390	2,172,400
Call option contracts purchased	-	-	-	-	-	-	75,600	-	-	-	-	75,600
Put option contracts purchased	-	-	-	-	-	-	4,880,510	-	-	-	-	4,880,510
Total assets	50,341	123,495	-	339,037	580,237	230,646	4,956,110	-	349,968	350,286	148,390	7,128,510
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	9,073	-	-	-	9,073
Forward foreign currency exchange contracts	246,097	283,885	1,007,862	49,960	218,651	39,864	-	-	658,231	110,748	205,559	2,820,857
Put option contracts written	-	-	-	-	-	-	121,675	-	-	-	-	121,675
Total liabilities	246,097	283,885	1,007,862	49,960	218,651	39,864	121,675	9,073	658,231	110,748	205,559	2,951,605
Total financial and derivative net assets	(195,756)	(160,390)	(1,007,862)	289,077	361,586	190,782	4,834,435	(9,073)	(308,263)	239,538	(57,169)	4,176,905
Total collateral received (pledged) (c)	-	-	-	-	-	-	-	(9,073)	-	-	-	(9,073)
Net amount (d)	$(195,756)	(160,390)	(1,007,862)	289,077	361,586	190,782	4,834,435	-	(308,263)	239,538	(57,169)	4,185,978

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a
26
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.21% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.77	0.77	0.77
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $980,607,369 and $993,160,645, respectively, for the six months ended June 30, 2026, of which $795,387,055 and $776,377,799, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
28
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
29

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Volatility Conservative Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
32
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026
33

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Volatility Conservative Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7046_(08/26)

Variable Portfolio – Managed Volatility Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 63.3%
	Shares	Value ($)
International 18.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	52,451,623	836,078,873
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	52,554,241	624,869,923
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	23,412,508	339,715,493
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	24,374,138	330,757,051
Total		2,131,421,340
U.S. Large Cap 39.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	4,472,925	309,034,350
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	25,041,851	732,474,130
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	7,025,086	425,298,706
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	5,252,942	719,863,142
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,711,288	434,153,249
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	4,338,596	343,877,117
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,100,247	372,620,976
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	6,540,804	368,116,445
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,810,879	368,369,023
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	7,167,151	396,988,501
Total		4,470,795,639
U.S. Mid Cap 1.8%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	835,963	66,283,529
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	1,103,986	64,969,545
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	586,021	34,833,114
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	528,448	35,876,311
Total		201,962,499
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.9%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	3,116,233	47,086,277
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,456,269	48,044,617
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,495,821	119,724,566
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,220,541	116,867,099
Total		331,722,559
Total Equity Funds (Cost $3,194,121,785)		7,135,902,037

Exchange-Traded Equity Funds 5.5%

U.S. Mid Large Cap 5.5%
iShares Core S&P 500 ETF	407,125	304,891,841
Vanguard S&P 500 ETF	452,125	310,523,972
Total		615,415,813
Total Exchange-Traded Equity Funds (Cost $540,905,058)		615,415,813

Exchange-Traded Fixed Income Funds 3.9%

Investment Grade 3.9%
iShares Core U.S. Aggregate Bond ETF	400,000	39,592,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,789,500	195,180,765
Vanguard Intermediate-Term Corporate Bond ETF	2,070,000	171,085,500
Vanguard Total Bond Market ETF	400,000	29,364,000
Total		435,222,265
Total Exchange-Traded Fixed Income Funds (Cost $422,649,076)		435,222,265

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fixed Income Funds 10.5%
	Shares	Value ($)
Investment Grade 10.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,299,628	159,206,764
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,107,390	79,528,914
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	14,968,039	118,546,868
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(a)	4,140,173	39,662,862
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,399,076	79,203,286
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	16,930,824	158,980,433
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	21,159,011	198,048,340
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	36,311,594	357,306,089
Total		1,190,483,556
Total Fixed Income Funds (Cost $1,298,073,719)		1,190,483,556

Residential Mortgage-Backed Securities - Agency 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	88,100,000	77,463,031
07/16/2041- 07/13/2056	3.500%	105,100,000	96,168,488
07/16/2041- 07/13/2056	4.000%	133,350,000	125,909,443
07/13/2056	4.500%	119,500,000	114,467,929
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/13/2056	5.000%	125,550,000	123,353,099
07/13/2056	5.500%	143,000,000	143,456,919
07/13/2056	6.000%	142,000,000	145,159,332
Total Residential Mortgage-Backed Securities - Agency (Cost $822,573,883)			825,978,241

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $2,227,538)	1,451,520

Put Option Contracts Purchased 0.8%

(Cost $114,297,829)	94,781,650

Money Market Funds 14.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	1,633,084,408	1,632,104,557
Total Money Market Funds (Cost $1,632,297,759)		1,632,104,557
Total Investments in Securities (Cost: $8,027,146,647)		11,931,339,639
Other Assets & Liabilities, Net		(653,394,673)
Net Assets		11,277,944,966
At June 30, 2026, securities and/or cash totaling $159,699,037 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,211,000 AUD	2,211,786 USD	Barclays	07/08/2026	—	(11,088)
9,975,000 CHF	12,613,118 USD	Barclays	07/08/2026	259,174	—
4,535,000 EUR	5,175,957 USD	Barclays	07/08/2026	—	(7,076)
20,132,532 USD	28,513,000 CAD	Barclays	07/08/2026	—	(22,443)
25,966,117 USD	4,143,595,000 JPY	Barclays	07/08/2026	—	(469,135)
2,239,396 USD	22,247,000 NOK	Barclays	07/08/2026	7,922	—
19,005,082 USD	180,821,000 NOK	Barclays	07/08/2026	—	(739,146)
7,252,717 USD	12,841,000 NZD	Barclays	07/08/2026	41,895	—
25,976,229 USD	44,411,000 NZD	Barclays	07/08/2026	—	(747,584)
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
74,190,019 USD	720,920,000 SEK	Barclays	07/08/2026	185,339	—
10,203,709 USD	94,905,000 SEK	Barclays	07/08/2026	—	(412,617)
62,209,000 CAD	45,153,587 USD	Citi	07/08/2026	1,277,863	—
19,754,000 CHF	24,447,052 USD	Citi	07/08/2026	—	(18,093)
34,739,559 USD	48,509,000 CAD	Citi	07/08/2026	—	(526,382)
45,743,021 USD	7,282,998,000 JPY	Citi	07/08/2026	—	(928,200)
46,786,924 USD	439,245,000 SEK	Citi	07/08/2026	—	(1,471,210)
163,988,624 USD	1,519,371,000 NOK	Goldman Sachs International	07/08/2026	—	(10,506,817)
139,608,000 AUD	99,775,280 USD	HSBC	07/08/2026	3,129,129	—
50,522,541 USD	484,640,000 SEK	HSBC	07/08/2026	—	(523,548)
9,337,000 CHF	11,555,624 USD	JPMorgan	07/08/2026	—	(8,163)
6,961,000 EUR	8,050,327 USD	JPMorgan	07/08/2026	94,628	—
13,832,000 GBP	18,575,549 USD	JPMorgan	07/08/2026	228,175	—
1,142,432,000 JPY	7,060,608 USD	JPMorgan	07/08/2026	30,826	—
32,965,000 NOK	3,487,173 USD	JPMorgan	07/08/2026	157,158	—
1,210,805,000 SEK	130,317,536 USD	JPMorgan	07/08/2026	5,402,073	—
983,714 USD	1,405,000 AUD	JPMorgan	07/08/2026	—	(11,078)
11,146,368 USD	8,843,000 CHF	JPMorgan	07/08/2026	—	(194,395)
16,434,777 USD	14,278,000 EUR	JPMorgan	07/08/2026	—	(116,508)
15,369,261 USD	11,606,000 GBP	JPMorgan	07/08/2026	25,449	—
27,850,488 USD	4,449,756,000 JPY	JPMorgan	07/08/2026	—	(469,591)
25,160,543 USD	233,476,000 NOK	JPMorgan	07/08/2026	—	(1,575,574)
23,972,000 CAD	16,871,617 USD	Morgan Stanley	07/08/2026	—	(35,725)
44,926,000 CHF	57,511,169 USD	Morgan Stanley	07/08/2026	1,870,737	—
23,154,491 USD	19,905,000 EUR	Morgan Stanley	07/08/2026	—	(405,146)
67,006,000 AUD	47,291,495 USD	State Street	07/08/2026	905,385	—
12,405,000 CAD	8,914,502 USD	State Street	07/08/2026	165,312	—
15,998,000 GBP	21,365,676 USD	State Street	07/08/2026	145,225	—
41,761,000 GBP	55,265,881 USD	State Street	07/08/2026	—	(127,747)
103,575,000 NZD	61,303,142 USD	State Street	07/08/2026	2,465,085	—
253,735,467 USD	40,321,140,000 JPY	State Street	07/08/2026	—	(5,625,461)
4,280,418 USD	41,482,000 NOK	State Street	07/08/2026	—	(90,045)
55,202,687 USD	515,974,000 SEK	State Street	07/08/2026	—	(1,971,051)
177,099,000 NZD	103,373,362 USD	UBS	07/08/2026	2,768,379	—
44,928,638 USD	62,077,000 CAD	UBS	07/08/2026	—	(1,146,012)
14,267,366 USD	12,249,000 EUR	UBS	07/08/2026	—	(268,033)
39,837,000 AUD	28,162,926 USD	Wells Fargo	07/08/2026	585,046	—
14,223,000 CHF	18,117,133 USD	Wells Fargo	07/08/2026	502,080	—
97,514,000 NZD	55,826,570 USD	Wells Fargo	07/08/2026	431,597	—
171,659,523 USD	127,539,000 GBP	Wells Fargo	07/08/2026	—	(2,486,181)
Total				20,678,477	(30,914,049)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	450	07/2026	EUR	37,845,000	—	(238,719)
DAX Index	18	09/2026	EUR	11,311,200	22,550	—
FTSE 100 Index	70	09/2026	GBP	7,379,050	77,541	—
MSCI Singapore Index	225	07/2026	SGD	10,765,125	—	(4,365)
NASDAQ 100 Index E-mini	87	09/2026	USD	53,110,890	1,329,347	—
OMXS30 Index	1,646	07/2026	SEK	529,518,200	995,978	—
S&P 500 Index E-mini	2,183	09/2026	USD	823,891,488	6,955,871	—
S&P 500 Index E-mini	100	09/2026	USD	37,741,250	—	(77,594)
S&P Mid 400 Index E-mini	137	09/2026	USD	53,224,500	644,673	—
S&P Mid 400 Index E-mini	30	09/2026	USD	11,655,000	—	(9,586)
S&P/TSX 60 Index	440	09/2026	CAD	180,901,600	75,684	—
S&P/TSX 60 Index	10	09/2026	CAD	4,111,400	—	(1,760)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	352	09/2026	JPY	14,090,560,000	1,609,480	—
TOPIX Index	25	09/2026	JPY	1,000,750,000	—	(15,469)
U.S. Long Bond	584	09/2026	USD	66,284,000	2,115,548	—
U.S. Treasury 10-Year Note	106	09/2026	USD	11,648,406	—	(36,355)
U.S. Treasury 2-Year Note	967	09/2026	USD	199,330,429	46,203	—
U.S. Treasury 5-Year Note	2,456	09/2026	USD	262,907,125	1,204,111	—
U.S. Treasury Ultra Bond	584	09/2026	USD	67,835,250	2,229,589	—
Total					17,306,575	(383,848)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(6)	09/2026	EUR	(381,360)	—	(1,200)
FTSE/MIB Index	(188)	09/2026	EUR	(48,767,200)	48,584	—
IBEX 35 Index	(8)	07/2026	EUR	(1,551,728)	—	(40,195)
Russell 2000 Index E-mini	(310)	09/2026	USD	(47,206,800)	—	(786,884)
SPI 200 Index	(313)	09/2026	AUD	(68,672,200)	175,062	—
Total					223,646	(828,279)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	71,993,856	96	7,640.00	09/18/2026	2,227,538	1,451,520

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,308,638,320	1,745	5,700.00	12/17/2027	38,744,101	27,684,425
S&P 500 Index	Morgan Stanley	USD	993,665,200	1,325	5,900.00	12/17/2027	28,950,220	24,035,500
S&P 500 Index	Morgan Stanley	USD	877,425,120	1,170	6,100.00	12/17/2027	24,338,952	23,791,950
S&P 500 Index	Morgan Stanley	USD	761,185,040	1,015	6,000.00	12/17/2027	22,264,556	19,269,775
Total							114,297,829	94,781,650

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(71,993,856)	(96)	7,640.00	09/18/2026	(2,198,062)	(2,336,160)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	260,000,000	18,798	—	—	18,798	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	1,777,539,803	2,460,259,624	(2,605,244,469)	(450,401)	1,632,104,557	—	(18,463)	31,298,818	1,633,084,408
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	300,981,198	—	(3,688,602)	11,741,754	309,034,350	—	14,057,583	—	4,472,925
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	707,676,547	—	(18,075,411)	42,872,994	732,474,130	—	18,071,112	—	25,041,851
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	413,281,041	—	(13,686,232)	25,703,897	425,298,706	—	1,146,228	—	7,025,086
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	710,321,783	—	(8,224,430)	17,765,789	719,863,142	—	22,780,843	—	5,252,942
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	163,009,168	472,907	(7,327,900)	3,052,589	159,206,764	—	(1,209,539)	—	18,299,628
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	80,272,028	257,674	(2,431,994)	1,431,206	79,528,914	—	(770,312)	—	11,107,390
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	859,029,192	131,152,913	(53,355,135)	(100,748,097)	836,078,873	78,113,950	16,200,287	52,566,777	52,451,623
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	118,187,197	378,961	(1,033,031)	1,013,741	118,546,868	—	26,295	—	14,968,039
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	420,282,218	—	(24,529,250)	38,400,281	434,153,249	—	22,859,827	—	6,711,288
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	59,576,956	—	(1,725,969)	8,432,542	66,283,529	—	4,589,160	—	835,963
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	61,359,992	—	(3,481,072)	7,090,625	64,969,545	—	6,692,143	—	1,103,986
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	40,848,605	115,427	(1,661,964)	360,794	39,662,862	—	(70,071)	—	4,140,173
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	44,015,452	—	(4,162,838)	7,233,663	47,086,277	—	877,458	—	3,116,233
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	43,049,644	—	(4,566,235)	9,561,208	48,044,617	—	2,847,681	—	2,456,269
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	81,732,530	249,350	(3,920,114)	1,141,520	79,203,286	—	(539,751)	—	8,399,076
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	163,383,839	462,724	(7,561,054)	2,694,924	158,980,433	—	(1,338,210)	—	16,930,824
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	353,246,736	538,907	(24,147)	(9,884,379)	343,877,117	—	70,959	—	4,338,596
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	360,736,740	—	(23,186,354)	35,070,590	372,620,976	—	28,176,111	—	7,100,247
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	203,888,218	621,886	(8,493,878)	2,032,114	198,048,340	—	(966,503)	—	21,159,011
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	33,590,703	25,796	(1,235,024)	2,451,639	34,833,114	—	2,179,183	—	586,021
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	358,479,989	—	(7,301,305)	16,937,761	368,116,445	—	15,319,369	—	6,540,804
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	32,415,929	—	(551,320)	4,011,702	35,876,311	—	1,403,862	—	528,448
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	354,965,640	—	(15,882,339)	29,285,722	368,369,023	—	7,712,608	—	4,810,879
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	367,218,325	1,074,103	(15,626,831)	4,640,492	357,306,089	—	(1,717,624)	—	36,311,594
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	388,158,887	—	(3,781,836)	12,611,450	396,988,501	—	11,177,853	—	7,167,151
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	612,189,827	67,801,295	(22,274,524)	(32,846,675)	624,869,923	53,181,318	1,819,001	14,464,097	52,554,241
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	325,951,414	15,426,606	(34,116,164)	32,453,637	339,715,493	12,808,383	2,699,006	2,618,223	23,412,508
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	325,390,868	29,807,687	(24,502,469)	60,965	330,757,051	20,150,776	6,956,277	9,656,912	24,374,138
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	108,333,707	—	(6,892,803)	18,283,662	119,724,566	—	10,217,286	—	2,495,821
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	109,041,301	—	(7,480,761)	15,306,559	116,867,099	—	9,761,231	—	2,220,541
Total	9,978,155,477			207,714,268	9,958,490,150	164,254,427	201,010,890	110,604,827

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	7,135,902,037	7,135,902,037
Exchange-Traded Equity Funds	615,415,813	—	—	—	615,415,813
Exchange-Traded Fixed Income Funds	435,222,265	—	—	—	435,222,265
Fixed Income Funds	—	—	—	1,190,483,556	1,190,483,556
Residential Mortgage-Backed Securities - Agency	—	825,978,241	—	—	825,978,241
Call Option Contracts Purchased	1,451,520	—	—	—	1,451,520
Put Option Contracts Purchased	94,781,650	—	—	—	94,781,650
Money Market Funds	1,632,104,557	—	—	—	1,632,104,557
Total Investments in Securities	2,778,975,805	825,978,241	—	8,326,385,593	11,931,339,639
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	20,678,477	—	—	20,678,477
Futures Contracts	17,530,221	—	—	—	17,530,221
Swap Contracts	—	18,798	—	—	18,798
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(30,914,049)	—	—	(30,914,049)
Futures Contracts	(1,212,127)	—	—	—	(1,212,127)
Put Option Contracts Written	(2,336,160)	—	—	—	(2,336,160)
Total	2,792,957,739	815,761,467	—	8,326,385,593	11,935,104,799
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,786,128,017)	$1,876,616,319
Affiliated issuers (cost $6,124,493,263)	9,958,490,150
Option contracts purchased (cost $116,525,367)	96,233,170
Cash	244,564
Cash collateral held at broker for:
Other(a)	63,000,000
Margin deposits on:
Futures contracts	90,575,178
Swap contracts	6,123,858
Unrealized appreciation on forward foreign currency exchange contracts	20,678,477
Receivable for:
Investments sold	24,730,766
Investments sold on a delayed delivery basis	406,705,378
Capital shares sold	2,995
Dividends	5,031,652
Interest	1,342,504
Variation margin for futures contracts	8,331,902
Prepaid expenses	9,930
Deferred compensation of board members	1,017,909
Total assets	12,559,134,752
Liabilities
Option contracts written, at value (premiums received $2,198,062)	2,336,160
Unrealized depreciation on forward foreign currency exchange contracts	30,914,049
Payable for:
Investments purchased on a delayed delivery basis	1,229,760,436
Capital shares redeemed	13,397,113
Variation margin for futures contracts	2,476,405
Variation margin for swap contracts	60,484
Management services fees	57,216
Distribution and/or service fees	76,852
Service fees	564,297
Compensation of chief compliance officer	879
Compensation of board members	13,390
Other expenses	150,174
Deferred compensation of board members	1,382,331
Total liabilities	1,281,189,786
Net assets applicable to outstanding capital stock	$11,277,944,966
Represented by
Trust capital	$11,277,944,966
Total - representing net assets applicable to outstanding capital stock	$11,277,944,966
Class 1
Net assets	$47,580,742
Shares outstanding	1,986,243
Net asset value per share	$23.96
Class 2
Net assets	$11,230,364,224
Shares outstanding	476,514,134
Net asset value per share	$23.57

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
11

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,732,336
Dividends — affiliated issuers	110,604,827
Interest	1,305,941
Total income	124,643,104
Expenses:
Management services fees	10,097,911
Distribution and/or service fees
Class 2	13,853,077
Service fees	3,342,587
Custodian fees	29,209
Printing and postage fees	16,576
Accounting services fees	16,239
Legal fees	79,664
Compensation of chief compliance officer	873
Compensation of board members	63,760
Deferred compensation of board members	58,051
Other	65,668
Total expenses	27,623,615
Net investment income	97,019,489
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	48,827,347
Investments — affiliated issuers	201,010,890
Capital gain distributions from underlying affiliated funds	164,254,427
Foreign currency translations	(2,987,541)
Forward foreign currency exchange contracts	13,718,647
Futures contracts	51,657,129
Option contracts purchased	(38,051,754)
Option contracts written	(7,464,362)
Swap contracts	52,958
Net realized gain	431,017,741
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(20,803,297)
Investments — affiliated issuers	207,714,268
Forward foreign currency exchange contracts	(7,784,739)
Futures contracts	12,745,653
Option contracts purchased	3,804,931
Option contracts written	(8,984)
Swap contracts	18,798
Net change in unrealized appreciation (depreciation)	195,686,630
Net realized and unrealized gain	626,704,371
Net increase in net assets resulting from operations	$723,723,860
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$97,019,489	$145,386,767
Net realized gain	431,017,741	419,141,408
Net change in unrealized appreciation (depreciation)	195,686,630	962,863,276
Net increase in net assets resulting from operations	723,723,860	1,527,391,451
Decrease in net assets from capital stock activity	(725,349,501)	(1,378,553,545)
Total increase (decrease) in net assets	(1,625,641)	148,837,906
Net assets at beginning of period	11,279,570,607	11,130,732,701
Net assets at end of period	$11,277,944,966	$11,279,570,607

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	116,342	2,685,933	230,338	4,798,437
Shares redeemed	(60,255)	(1,354,954)	(80,906)	(1,659,915)
Net increase	56,087	1,330,979	149,432	3,138,522
Class 2
Shares sold	48,346	1,113,897	72,596	1,485,118
Shares redeemed	(32,072,003)	(727,794,377)	(67,599,252)	(1,383,177,185)
Net decrease	(32,023,657)	(726,680,480)	(67,526,656)	(1,381,692,067)
Total net decrease	(31,967,570)	(725,349,501)	(67,377,224)	(1,378,553,545)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$22.43	0.23	1.30	1.53
Year Ended 12/31/2025	$19.51	0.32	2.60	2.92
Year Ended 12/31/2024	$17.38	0.36	1.77	2.13
Year Ended 12/31/2023	$15.13	0.25	2.00	2.25
Year Ended 12/31/2022	$18.73	0.12	(3.72)	(3.60)
Year Ended 12/31/2021	$16.69	0.08	1.96	2.04
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$22.10	0.20	1.27	1.47
Year Ended 12/31/2025	$19.26	0.27	2.57	2.84
Year Ended 12/31/2024	$17.20	0.31	1.75	2.06
Year Ended 12/31/2023	$15.01	0.21	1.98	2.19
Year Ended 12/31/2022	$18.63	0.07	(3.69)	(3.62)
Year Ended 12/31/2021	$16.65	0.04	1.94	1.98

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$23.96	6.82%	0.25%	0.25%	1.99%	103%	$47,581
Year Ended 12/31/2025	$22.43	14.97%	0.25% (c)	0.25% (c)	1.54%	184%	$43,295
Year Ended 12/31/2024	$19.51	12.25%	0.25% (c)	0.25% (c)	1.92%	155%	$34,733
Year Ended 12/31/2023	$17.38	14.87%	0.25% (c)	0.25% (c)	1.58%	163%	$28,646
Year Ended 12/31/2022	$15.13	(19.22% )	0.25% (c)	0.25% (c)	0.73%	151%	$17,737
Year Ended 12/31/2021	$18.73	12.22%	0.25% (c)	0.25% (c)	0.46%	196%	$15,036
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$23.57	6.65%	0.50%	0.50%	1.74%	103%	$11,230,364
Year Ended 12/31/2025	$22.10	14.75%	0.50% (c)	0.50% (c)	1.31%	184%	$11,236,276
Year Ended 12/31/2024	$19.26	11.98%	0.50% (c)	0.50% (c)	1.68%	155%	$11,095,999
Year Ended 12/31/2023	$17.20	14.59%	0.50% (c)	0.50% (c)	1.34%	163%	$11,122,214
Year Ended 12/31/2022	$15.01	(19.43% )	0.50% (c)	0.50% (c)	0.45%	151%	$10,527,029
Year Ended 12/31/2021	$18.63	11.89%	0.50% (c)	0.50% (c)	0.22%	196%	$14,007,272
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
15

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
Variable Portfolio – Managed Volatility Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
18
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap
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Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	18,798 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	11,934,770 *
Equity risk	Investments, at value — Option contracts purchased	96,233,170
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	20,678,477
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	5,595,451 *
Total		134,460,666

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,175,772 *
Equity risk	Option contracts written, at value	2,336,160
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	30,914,049
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	36,355 *
Total		34,462,336

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	52,958	52,958
Equity risk	—	70,852,338	(38,051,754)	(7,464,362)	—	25,336,222
Foreign exchange risk	13,718,647	—	—	—	—	13,718,647
Interest rate risk	—	(19,195,209)	—	—	—	(19,195,209)
Total	13,718,647	51,657,129	(38,051,754)	(7,464,362)	52,958	19,912,618

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	18,798	18,798
Equity risk	—	6,454,906	3,804,931	(8,984)	—	10,250,853
Foreign exchange risk	(7,784,739)	—	—	—	—	(7,784,739)
Interest rate risk	—	6,290,747	—	—	—	6,290,747
Total	(7,784,739)	12,745,653	3,804,931	(8,984)	18,798	8,775,659
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,980,367,176
Futures contracts — short	171,920,427
Credit default swap contracts — sell protection	41,657,459

Derivative instrument	Average value ($)
Option contracts purchased	116,348,719
Option contracts written	(9,829,726)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	8,375,167	(8,301,512)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$494,330	1,277,863	-	3,129,129	5,938,309	1,870,737	-	-	3,681,007	2,768,379	1,518,723	20,678,477
Call option contracts purchased	$-	-	-	-	-	-	1,451,520	-	-	-	-	1,451,520
Put option contracts purchased	$-	-	-	-	-	-	94,781,650	-	-	-	-	94,781,650
Total assets	494,330	1,277,863	-	3,129,129	5,938,309	1,870,737	96,233,170	-	3,681,007	2,768,379	1,518,723	116,911,647
Liabilities
Centrally cleared credit default swap contracts (b)	$-	-	-	-	-	-	-	60,484	-	-	-	60,484
Forward foreign currency exchange contracts	$2,409,089	2,943,885	10,506,817	523,548	2,375,309	440,871	-	-	7,814,304	1,414,045	2,486,181	30,914,049
Put option contracts written	$-	-	-	-	-	-	2,336,160	-	-	-	-	2,336,160
Total liabilities	2,409,089	2,943,885	10,506,817	523,548	2,375,309	440,871	2,336,160	60,484	7,814,304	1,414,045	2,486,181	33,310,693
Total financial and derivative net assets	(1,914,759)	(1,666,022)	(10,506,817)	2,605,581	3,563,000	1,429,866	93,897,010	(60,484)	(4,133,297)	1,354,334	(967,458)	83,600,954
Total collateral received (pledged) (c)	-	-	-	-	-	-	-	(60,484)	-	-	-	(60,484)
Net amount (c)	$(1,914,759)	(1,666,022)	(10,506,817)	2,605,581	3,563,000	1,429,866	93,897,010	-	(4,133,297)	1,354,334	(967,458)	83,661,438

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Variable Portfolio – Managed Volatility Growth Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.77	0.77	0.77
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,385,816,248 and $10,321,823,948, respectively, for the six months ended June 30, 2026, of which $7,546,143,823 and $7,193,793,339, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset
28
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
29

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Variable Portfolio – Managed Volatility Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Volatility Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a  benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Growth Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
32
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Growth Fund  | 2026
33

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34
Variable Portfolio – Managed Volatility Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Volatility Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7047_(08/26)

Variable Portfolio – Managed Volatility Conservative Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Conservative Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.2%
	Shares	Value ($)
International 5.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,160,854	18,504,009
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	276,449	3,286,981
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	302,855	4,394,433
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	322,161	4,371,723
Total		30,557,146
U.S. Large Cap 11.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	73,315	5,065,345
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	462,188	13,518,999
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	158,670	9,605,843
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	102,539	14,051,977
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	131,032	8,476,465
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	34,121	2,704,454
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	56,880	2,985,031
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	64,972	3,656,621
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	35,901	2,748,965
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	38,953	2,157,620
Total		64,971,320
U.S. Mid Cap 0.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	20,021	1,587,433
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	26,907	1,583,508
Total		3,170,941
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares(a)	69,654	1,052,481
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	53,245	1,041,467
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	27,969	1,341,656
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	25,424	1,338,065
Total		4,773,669
Total Equity Funds (Cost $44,859,009)		103,473,076

Exchange-Traded Equity Funds 0.9%

U.S. Mid Large Cap 0.9%
iShares Core S&P 500 ETF	3,750	2,808,337
Vanguard S&P 500 ETF	3,750	2,575,538
Total		5,383,875
Total Exchange-Traded Equity Funds (Cost $5,239,502)		5,383,875

Exchange-Traded Fixed Income Funds 8.3%

Investment Grade 8.3%
iShares Core U.S. Aggregate Bond ETF	232,000	22,963,360
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,600	1,047,072
Vanguard Intermediate-Term Corporate Bond ETF	33,000	2,727,450
Vanguard Total Bond Market ETF	279,000	20,481,390
Total		47,219,272
Total Exchange-Traded Fixed Income Funds (Cost $46,930,240)		47,219,272

Fixed Income Funds 54.8%

Investment Grade 54.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,485,554	56,424,323
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,373,777	16,996,246
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares(a),(b)	3,482,741	27,583,307
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares(a)	1,104,192	10,578,155
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,242,432	21,146,130
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares(a)	6,138,631	57,641,747
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares(a)	5,939,353	55,592,347
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,614,916	65,090,769
Total		311,053,024
Total Fixed Income Funds (Cost $329,793,170)		311,053,024

Residential Mortgage-Backed Securities - Agency 10.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	6,500,000	5,739,206
07/16/2041- 07/13/2056	3.500%	7,225,000	6,613,546
07/16/2041- 07/13/2056	4.000%	8,697,000	8,199,590
07/13/2056	4.500%	8,250,000	7,902,598
07/13/2056	5.000%	8,925,000	8,768,828
07/13/2056	5.500%	9,850,000	9,881,473
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/13/2056	6.000%	10,050,000	10,273,601
Total Residential Mortgage-Backed Securities - Agency (Cost $57,146,867)			57,378,842

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $46,407)	30,240

Put Option Contracts Purchased 0.3%

(Cost $1,721,923)	1,423,995

Money Market Funds 17.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	97,813,122	97,754,434
Total Money Market Funds (Cost $97,769,177)		97,754,434
Total Investments in Securities (Cost: $583,506,295)		623,716,758
Other Assets & Liabilities, Net		(55,860,718)
Net Assets		567,856,040
At June 30, 2026, securities and/or cash totaling $2,910,222 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
195,000 AUD	134,319 USD	Barclays	07/08/2026	—	(673)
568,000 CHF	718,221 USD	Barclays	07/08/2026	14,758	—
1,004,755 USD	1,423,000 CAD	Barclays	07/08/2026	—	(1,120)
208,864 USD	183,000 EUR	Barclays	07/08/2026	286	—
1,872,519 USD	298,811,000 JPY	Barclays	07/08/2026	—	(33,831)
239,673 USD	2,381,000 NOK	Barclays	07/08/2026	848	—
940,579 USD	8,949,000 NOK	Barclays	07/08/2026	—	(36,581)
261,507 USD	463,000 NZD	Barclays	07/08/2026	1,511	—
1,286,207 USD	2,199,000 NZD	Barclays	07/08/2026	—	(37,016)
3,824,452 USD	37,163,000 SEK	Barclays	07/08/2026	9,554	—
507,256 USD	4,718,000 SEK	Barclays	07/08/2026	—	(20,512)
3,126,000 CAD	2,268,966 USD	Citi	07/08/2026	64,213	—
937,000 CHF	1,159,607 USD	Citi	07/08/2026	—	(858)
1,755,275 USD	2,451,000 CAD	Citi	07/08/2026	—	(26,596)
2,265,985 USD	360,780,000 JPY	Citi	07/08/2026	—	(45,981)
2,381,074 USD	22,354,000 SEK	Citi	07/08/2026	—	(74,873)
8,162,783 USD	75,629,000 NOK	Goldman Sachs International	07/08/2026	—	(522,993)
8,029,000 AUD	5,739,938 USD	HSBC	07/08/2026	181,718	—
2,492,038 USD	23,905,000 SEK	HSBC	07/08/2026	—	(25,824)
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
37,000 AUD	25,906 USD	JPMorgan	07/08/2026	292	—
602,000 CHF	745,045 USD	JPMorgan	07/08/2026	—	(526)
204,000 EUR	234,357 USD	JPMorgan	07/08/2026	1,207	—
860,000 GBP	1,154,959 USD	JPMorgan	07/08/2026	14,217	—
824,000 NOK	87,166 USD	JPMorgan	07/08/2026	3,928	—
64,058,000 SEK	6,894,488 USD	JPMorgan	07/08/2026	285,798	—
686,958 USD	545,000 CHF	JPMorgan	07/08/2026	—	(11,981)
272,932 USD	236,000 EUR	JPMorgan	07/08/2026	—	(3,208)
472,758 USD	357,000 GBP	JPMorgan	07/08/2026	783	—
1,151,081 USD	184,003,000 JPY	JPMorgan	07/08/2026	—	(18,847)
1,252,445 USD	11,622,000 NOK	JPMorgan	07/08/2026	—	(78,429)
1,181,000 CAD	831,194 USD	Morgan Stanley	07/08/2026	—	(1,760)
3,052,000 CHF	3,906,960 USD	Morgan Stanley	07/08/2026	127,086	—
1,079,496 USD	928,000 EUR	Morgan Stanley	07/08/2026	—	(18,889)
3,291,000 AUD	2,322,722 USD	State Street	07/08/2026	44,468	—
627,000 CAD	450,576 USD	State Street	07/08/2026	8,355	—
493,000 GBP	658,412 USD	State Street	07/08/2026	4,475	—
1,882,000 GBP	2,490,611 USD	State Street	07/08/2026	—	(5,757)
5,201,000 NZD	3,078,326 USD	State Street	07/08/2026	123,784	—
9,698,895 USD	1,540,441,000 JPY	State Street	07/08/2026	—	(220,026)
152,098 USD	1,474,000 NOK	State Street	07/08/2026	—	(3,200)
2,765,730 USD	25,851,000 SEK	State Street	07/08/2026	—	(98,752)
2,635,000 EUR	3,069,190 USD	UBS	07/08/2026	57,659	—
8,965,000 NZD	5,232,881 USD	UBS	07/08/2026	140,116	—
2,257,397 USD	3,119,000 CAD	UBS	07/08/2026	—	(57,580)
2,086,000 AUD	1,474,706 USD	Wells Fargo	07/08/2026	30,635	—
723,000 CHF	920,951 USD	Wells Fargo	07/08/2026	25,522	—
4,843,000 NZD	2,772,608 USD	Wells Fargo	07/08/2026	21,435	—
7,028,486 USD	5,222,000 GBP	Wells Fargo	07/08/2026	—	(101,795)
Total				1,162,648	(1,447,608)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	7	07/2026	EUR	588,700	—	(3,712)
MSCI Singapore Index	1	07/2026	SGD	47,845	—	(19)
OMXS30 Index	18	07/2026	SEK	5,790,600	9,192	—
S&P 500 Index E-mini	33	09/2026	USD	12,454,613	211,339	—
S&P Mid 400 Index E-mini	1	09/2026	USD	388,500	4,172	—
S&P/TSX 60 Index	6	09/2026	CAD	2,466,840	1,423	—
TOPIX Index	4	09/2026	JPY	160,120,000	6,088	—
U.S. Treasury 10-Year Note	15	09/2026	USD	1,648,359	—	(5,145)
U.S. Treasury 2-Year Note	30	09/2026	USD	6,183,984	337	—
U.S. Treasury 5-Year Note	113	09/2026	USD	12,096,297	53,635	—
Total					286,186	(8,876)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2)	09/2026	EUR	(127,120)	—	(400)
FTSE/MIB Index	(3)	09/2026	EUR	(778,200)	775	—
Russell 2000 Index E-mini	(5)	09/2026	USD	(761,400)	—	(11,740)
SPI 200 Index	(5)	09/2026	AUD	(1,097,000)	1,984	—
U.S. Long Bond	(22)	09/2026	USD	(2,497,000)	—	(42,059)
U.S. Treasury Ultra Bond	(22)	09/2026	USD	(2,555,438)	—	(51,768)
Total					2,759	(105,967)

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,499,872	2	7,640.00	09/18/2026	46,407	30,240

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	17,248,528	23	6,000.00	12/17/2027	504,517	436,655
S&P 500 Index	Morgan Stanley	USD	20,248,272	27	5,700.00	12/17/2027	599,479	428,355
S&P 500 Index	Morgan Stanley	USD	11,249,040	15	6,100.00	12/17/2027	312,038	305,025
S&P 500 Index	Morgan Stanley	USD	10,499,104	14	5,900.00	12/17/2027	305,889	253,960
Total							1,721,923	1,423,995

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,499,872)	(2)	7,640.00	09/18/2026	(45,793)	(48,670)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	26,000,000	1,880	—	—	1,880	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	100,455,424	67,621,524	(70,296,478)	(26,036)	97,754,434	—	(3,015)	1,817,272	97,813,122
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,034,629	342,218	(403,577)	92,075	5,065,345	—	350,419	—	73,315
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	13,399,286	930,741	(1,429,087)	618,059	13,518,999	—	555,713	—	462,188
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	9,156,506	1,541,552	(1,701,487)	609,272	9,605,843	—	63,254	—	158,670
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	13,954,731	885,417	(1,562,701)	774,530	14,051,977	—	59,976	—	102,539
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,545,953	2,040,788	(2,154,500)	992,082	56,424,323	—	(342,126)	—	6,485,554
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	16,953,865	753,440	(1,031,139)	320,080	16,996,246	—	(170,192)	—	2,373,777
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	18,826,225	4,798,535	(2,709,657)	(2,411,094)	18,504,009	1,728,810	526,821	1,215,396	1,160,854
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares
	27,313,788	984,831	(959,152)	243,840	27,583,307	—	(3,128)	—	3,482,741
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,223,840	473,692	(1,150,077)	929,010	8,476,465	—	301,828	—	131,032
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,641,833	138,160	(261,420)	68,860	1,587,433	—	270,270	—	20,021
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,652,600	94,741	(294,347)	130,514	1,583,508	—	224,827	—	26,907
Columbia Variable Portfolio – Select Short Corporate Income Fund, Class 1 Shares
	10,648,074	361,608	(505,962)	74,435	10,578,155	—	1,875	—	1,104,192
Columbia Variable Portfolio – Small Cap Value Discovery Fund, Class 1 Shares
	1,014,702	118,276	(235,714)	155,217	1,052,481	—	35,466	—	69,654
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	1,007,719	137,370	(296,663)	193,041	1,041,467	—	97,296	—	53,245
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	21,128,461	703,864	(939,382)	253,187	21,146,130	—	(94,932)	—	2,242,432
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares
	57,563,491	1,622,892	(2,383,398)	838,762	57,641,747	—	(351,062)	—	6,138,631
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	2,671,756	427,945	(327,143)	(68,104)	2,704,454	—	7,335	—	34,121
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,971,900	127,835	(300,239)	185,535	2,985,031	—	339,816	—	56,880
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares
	55,473,410	1,725,259	(2,149,606)	543,284	55,592,347	—	(248,038)	—	5,939,353
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,663,280	212,616	(462,362)	243,087	3,656,621	—	89,903	—	64,972
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	2,677,866	264,768	(388,582)	194,913	2,748,965	—	100,211	—	35,901
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	65,430,206	1,780,195	(2,944,114)	824,482	65,090,769	—	(296,641)	—	6,614,916
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	2,120,738	153,074	(167,431)	51,239	2,157,620	—	84,481	—	38,953
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,282,308	640,153	(425,906)	(209,574)	3,286,981	280,506	51,442	81,904	276,449
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,409,509	590,525	(936,405)	330,804	4,394,433	165,093	163,555	37,317	302,855
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,313,167	811,585	(714,143)	(38,886)	4,371,723	266,146	142,308	136,633	322,161
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,290,401	131,015	(235,966)	156,206	1,341,656	—	185,334	—	27,969
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,289,673	125,278	(217,766)	140,880	1,338,065	—	159,486	—	25,424
Total	513,115,341			6,209,700	512,280,534	2,440,555	2,302,482	3,288,522

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	103,473,076	103,473,076
Exchange-Traded Equity Funds	5,383,875	—	—	—	5,383,875
Exchange-Traded Fixed Income Funds	47,219,272	—	—	—	47,219,272
Fixed Income Funds	—	—	—	311,053,024	311,053,024
Residential Mortgage-Backed Securities - Agency	—	57,378,842	—	—	57,378,842
Call Option Contracts Purchased	30,240	—	—	—	30,240
Put Option Contracts Purchased	1,423,995	—	—	—	1,423,995
Money Market Funds	97,754,434	—	—	—	97,754,434
Total Investments in Securities	151,811,816	57,378,842	—	414,526,100	623,716,758
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,162,648	—	—	1,162,648
Futures Contracts	288,945	—	—	—	288,945
Swap Contracts	—	1,880	—	—	1,880
Liability
Forward Foreign Currency Exchange Contracts	—	(1,447,608)	—	—	(1,447,608)
Futures Contracts	(114,843)	—	—	—	(114,843)
Put Option Contracts Written	(48,670)	—	—	—	(48,670)
Total	151,937,248	57,095,762	—	414,526,100	623,559,110
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $109,316,609)	$109,981,989
Affiliated issuers (cost $472,421,356)	512,280,534
Option contracts purchased (cost $1,768,330)	1,454,235
Cash	43,522
Cash collateral held at broker for:
Other(a)	1,050,000
Margin deposits on:
Futures contracts	1,247,836
Swap contracts	612,386
Unrealized appreciation on forward foreign currency exchange contracts	1,162,648
Receivable for:
Investments sold	393,208
Investments sold on a delayed delivery basis	12,941,275
Dividends	296,781
Interest	93,219
Variation margin for futures contracts	140,283
Prepaid expenses	710
Deferred compensation of board members	125,936
Total assets	641,824,562
Liabilities
Option contracts written, at value (premiums received $45,793)	48,670
Unrealized depreciation on forward foreign currency exchange contracts	1,447,608
Payable for:
Investments purchased	1,437,767
Investments purchased on a delayed delivery basis	70,161,110
Capital shares redeemed	561,726
Variation margin for futures contracts	49,258
Variation margin for swap contracts	6,049
Management services fees	3,308
Distribution and/or service fees	3,895
Service fees	28,499
Compensation of chief compliance officer	45
Compensation of board members	1,748
Other expenses	45,282
Deferred compensation of board members	173,557
Total liabilities	73,968,522
Net assets applicable to outstanding capital stock	$567,856,040
Represented by
Trust capital	$567,856,040
Total - representing net assets applicable to outstanding capital stock	$567,856,040
Class 1
Net assets	$1,021,631
Shares outstanding	67,592
Net asset value per share	$15.11
Class 2
Net assets	$566,834,409
Shares outstanding	38,173,354
Net asset value per share	$14.85

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$844,733
Dividends — affiliated issuers	3,288,522
Interest	15,000
Total income	4,148,255
Expenses:
Management services fees	599,278
Distribution and/or service fees
Class 2	707,758
Service fees	170,525
Custodian fees	21,943
Printing and postage fees	6,193
Accounting services fees	16,239
Legal fees	10,951
Compensation of chief compliance officer	45
Compensation of board members	8,534
Deferred compensation of board members	7,638
Other	5,811
Total expenses	1,554,915
Net investment income	2,593,340
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(446,508)
Investments — affiliated issuers	2,302,482
Capital gain distributions from underlying affiliated funds	2,440,555
Foreign currency translations	(72,085)
Forward foreign currency exchange contracts	625,161
Futures contracts	(192,455)
Option contracts purchased	(555,712)
Option contracts written	(138,683)
Swap contracts	5,296
Net realized gain	3,968,051
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(163,740)
Investments — affiliated issuers	6,209,700
Forward foreign currency exchange contracts	(87,688)
Futures contracts	104,671
Option contracts purchased	58,979
Option contracts written	(1,156)
Swap contracts	1,880
Net change in unrealized appreciation (depreciation)	6,122,646
Net realized and unrealized gain	10,090,697
Net increase in net assets resulting from operations	$12,684,037
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$2,593,340	$17,819,578
Net realized gain (loss)	3,968,051	(2,257,158)
Net change in unrealized appreciation (depreciation)	6,122,646	34,741,379
Net increase in net assets resulting from operations	12,684,037	50,303,799
Decrease in net assets from capital stock activity	(13,589,099)	(38,496,680)
Total increase (decrease) in net assets	(905,062)	11,807,119
Net assets at beginning of period	568,761,102	556,953,983
Net assets at end of period	$567,856,040	$568,761,102

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	18,331	274,236	8,312	117,447
Shares redeemed	(2,963)	(43,721)	(4,166)	(58,021)
Net increase	15,368	230,515	4,146	59,426
Class 2
Shares sold	1,979,660	29,053,267	3,725,927	51,071,487
Shares redeemed	(2,921,463)	(42,872,881)	(6,446,587)	(89,627,593)
Net decrease	(941,803)	(13,819,614)	(2,720,660)	(38,556,106)
Total net decrease	(926,435)	(13,589,099)	(2,716,514)	(38,496,680)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$14.76	0.08	0.27	0.35
Year Ended 12/31/2025	$13.49	0.48	0.79	1.27
Year Ended 12/31/2024	$12.89	0.47	0.13	0.60
Year Ended 12/31/2023	$11.93	0.33	0.63	0.96
Year Ended 12/31/2022	$14.16	0.20	(2.43)	(2.23)
Year Ended 12/31/2021	$13.76	0.16	0.24	0.40
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$14.52	0.07	0.26	0.33
Year Ended 12/31/2025	$13.30	0.44	0.78	1.22
Year Ended 12/31/2024	$12.75	0.42	0.13	0.55
Year Ended 12/31/2023	$11.82	0.29	0.64	0.93
Year Ended 12/31/2022	$14.07	0.15	(2.40)	(2.25)
Year Ended 12/31/2021	$13.71	0.11	0.25	0.36

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$15.11	2.37%	0.30%	0.30%	1.12%	91%	$1,022
Year Ended 12/31/2025	$14.76	9.41%	0.30% (c)	0.30% (c)	3.39%	181%	$771
Year Ended 12/31/2024	$13.49	4.66%	0.29%	0.29%	3.52%	174%	$648
Year Ended 12/31/2023	$12.89	8.05%	0.29% (c)	0.29% (c)	2.73%	178%	$616
Year Ended 12/31/2022	$11.93	(15.75% )	0.29% (c)	0.29% (c)	1.56%	147%	$422
Year Ended 12/31/2021	$14.16	2.91%	0.29% (c)	0.29% (c)	1.18%	195%	$421
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$14.85	2.27%	0.55%	0.55%	0.91%	91%	$566,834
Year Ended 12/31/2025	$14.52	9.17%	0.55% (c)	0.55% (c)	3.14%	181%	$567,990
Year Ended 12/31/2024	$13.30	4.31%	0.54%	0.54%	3.18%	174%	$556,306
Year Ended 12/31/2023	$12.75	7.87%	0.54% (c)	0.54% (c)	2.43%	178%	$578,869
Year Ended 12/31/2022	$11.82	(15.99% )	0.54% (c)	0.54% (c)	1.22%	147%	$605,114
Year Ended 12/31/2021	$14.07	2.63%	0.54% (c)	0.54% (c)	0.81%	195%	$744,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Conservative Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	1,880 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	234,973 *
Equity risk	Investments, at value — Option contracts purchased	1,454,235
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,162,648
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	53,972 *
Total		2,907,708

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	15,871 *
Equity risk	Option contracts written, at value	48,670
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,447,608
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	98,972 *
Total		1,611,121

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	5,296	5,296
Equity risk	—	338,688	(555,712)	(138,683)	—	(355,707)
Foreign exchange risk	625,161	—	—	—	—	625,161
Interest rate risk	—	(531,143)	—	—	—	(531,143)
Total	625,161	(192,455)	(555,712)	(138,683)	5,296	(256,393)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	1,880	1,880
Equity risk	—	160,973	58,979	(1,156)	—	218,796
Foreign exchange risk	(87,688)	—	—	—	—	(87,688)
Interest rate risk	—	(56,302)	—	—	—	(56,302)
Total	(87,688)	104,671	58,979	(1,156)	1,880	76,686
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	41,337,233
Futures contracts — short	7,999,970
Credit default swap contracts — sell protection	4,165,746

Derivative instrument	Average value ($)
Option contracts purchased	1,844,498
Option contracts written	(175,344)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	437,548	(381,692)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Morgan Stanley(a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$26,957	64,213	-	181,718	306,225	127,086	-	-	181,082	197,775	77,592	1,162,648
Call option contracts purchased	-	-	-	-	-	-	30,240	-	-	-	-	30,240
Put option contracts purchased	-	-	-	-	-	-	1,423,995	-	-	-	-	1,423,995
Total assets	26,957	64,213	-	181,718	306,225	127,086	1,454,235	-	181,082	197,775	77,592	2,616,883
Liabilities
Centrally cleared credit default swap contracts(b)	-	-	-	-	-	-	-	6,049	-	-	-	6,049
Forward foreign currency exchange contracts	129,733	148,308	522,993	25,824	112,991	20,649	-	-	327,735	57,580	101,795	1,447,608
Put option contracts written	-	-	-	-	-	-	48,670	-	-	-	-	48,670
Total liabilities	129,733	148,308	522,993	25,824	112,991	20,649	48,670	6,049	327,735	57,580	101,795	1,502,327
Total financial and derivative net assets	(102,776)	(84,095)	(522,993)	155,894	193,234	106,437	1,405,565	(6,049)	(146,653)	140,195	(24,203)	1,114,556
Total collateral received (pledged)(c)	-	-	-	-	-	-	-	(6,049)	-	-	-	(6,049)
Net amount(d)	$(102,776)	(84,095)	(522,993)	155,894	193,234	106,437	1,405,565	-	(146,653)	140,195	(24,203)	1,120,605

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.21% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.75	0.77
Class 2	1.00	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $480,807,881 and $472,535,962, respectively, for the six months ended June 30, 2026, of which $408,470,437 and $394,532,700, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Conservative Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Conservative Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Volatility Conservative Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7045_(08/26)

Variable Portfolio – Managed Risk Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Risk Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 54.5%
	Shares	Value ($)
International 16.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,076,115	17,153,281
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,026,156	24,090,990
Total		41,244,271
U.S. Large Cap 35.9%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	582,571	17,040,192
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	158,152	9,574,492
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	123,416	16,912,906
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	150,294	9,722,547
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	670,578	37,143,328
Total		90,393,465
U.S. Small Cap 2.3%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	60,756	2,914,459
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	54,165	2,850,733
Total		5,765,192
Total Equity Funds (Cost $84,220,486)		137,402,928

Exchange-Traded Equity Funds 1.7%

U.S. Mid Cap 1.7%
iShares Core S&P Mid-Cap ETF	56,450	4,352,859
Total Exchange-Traded Equity Funds (Cost $2,886,851)		4,352,859

Exchange-Traded Fixed Income Funds 7.2%
	Shares	Value ($)
Investment Grade 7.2%
iShares Core U.S. Aggregate Bond ETF	57,000	5,641,860
iShares iBoxx $ Investment Grade Corporate Bond ETF	27,920	3,045,234
Vanguard Intermediate-Term Corporate Bond ETF	44,350	3,665,528
Vanguard Total Bond Market ETF	78,500	5,762,685
Total		18,115,307
Total Exchange-Traded Fixed Income Funds (Cost $17,711,729)		18,115,307

Fixed Income Funds 28.5%

Investment Grade 28.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,894,913	33,885,747
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,850,257	37,886,529
Total		71,772,276
Total Fixed Income Funds (Cost $76,634,675)		71,772,276

Residential Mortgage-Backed Securities - Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	1,496,000	1,315,046
07/16/2041- 07/13/2056	3.500%	1,795,000	1,643,181
07/16/2041- 07/13/2056	4.000%	2,248,000	2,124,575
07/13/2056	4.500%	1,945,000	1,863,097
07/13/2056	5.000%	1,950,000	1,915,879
07/13/2056	5.500%	2,300,000	2,307,349
07/13/2056	6.000%	2,275,000	2,325,616
Total Residential Mortgage-Backed Securities - Agency (Cost $13,447,832)			13,494,743

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $23,204)	15,120

Put Option Contracts Purchased 0.6%

(Cost $1,828,572)	1,509,385
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	17,064,932	17,054,693
Total Money Market Funds (Cost $17,055,674)		17,054,693
Total Investments in Securities (Cost: $213,809,023)		263,717,311
Other Assets & Liabilities, Net		(11,821,659)
Net Assets		251,895,652
At June 30, 2026, securities and/or cash totaling $2,506,100 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
289,000 CHF	365,433 USD	Barclays	07/08/2026	7,507	—
4,822 USD	7,000 AUD	Barclays	07/08/2026	24	—
449,068 USD	636,000 CAD	Barclays	07/08/2026	—	(501)
308,161 USD	270,000 EUR	Barclays	07/08/2026	421	—
918,453 USD	146,564,000 JPY	Barclays	07/08/2026	—	(16,594)
81,736 USD	812,000 NOK	Barclays	07/08/2026	289	—
419,892 USD	3,995,000 NOK	Barclays	07/08/2026	—	(16,330)
144,026 USD	255,000 NZD	Barclays	07/08/2026	832	—
564,434 USD	965,000 NZD	Barclays	07/08/2026	—	(16,244)
1,700,076 USD	16,520,000 SEK	Barclays	07/08/2026	4,247	—
218,578 USD	2,033,000 SEK	Barclays	07/08/2026	—	(8,839)
1,385,000 CAD	1,005,284 USD	Citi	07/08/2026	28,450	—
351,000 CHF	434,389 USD	Citi	07/08/2026	—	(321)
775,587 USD	1,083,000 CAD	Citi	07/08/2026	—	(11,752)
955,416 USD	152,117,000 JPY	Citi	07/08/2026	—	(19,387)
1,076,032 USD	10,102,000 SEK	Citi	07/08/2026	—	(33,836)
3,594,241 USD	33,301,000 NOK	Goldman Sachs International	07/08/2026	—	(230,284)
3,875,000 AUD	2,770,674 USD	HSBC	07/08/2026	88,135	—
1,089,074 USD	10,447,000 SEK	HSBC	07/08/2026	—	(11,286)
93,000 AUD	65,114 USD	JPMorgan	07/08/2026	733	—
317,000 CHF	392,324 USD	JPMorgan	07/08/2026	—	(277)
418,000 EUR	481,587 USD	JPMorgan	07/08/2026	3,857	—
461,000 GBP	619,116 USD	JPMorgan	07/08/2026	7,625	—
465,000 NOK	49,190 USD	JPMorgan	07/08/2026	2,217	—
29,351,000 SEK	3,159,014 USD	JPMorgan	07/08/2026	130,951	—
347,891 USD	276,000 CHF	JPMorgan	07/08/2026	—	(6,067)
290,279 USD	251,000 EUR	JPMorgan	07/08/2026	—	(3,412)
148,316 USD	112,000 GBP	JPMorgan	07/08/2026	246	—
452,292 USD	72,438,000 JPY	JPMorgan	07/08/2026	—	(6,556)
549,602 USD	5,100,000 NOK	JPMorgan	07/08/2026	—	(34,416)
531,000 CAD	373,721 USD	Morgan Stanley	07/08/2026	—	(791)
1,592,000 CHF	2,037,969 USD	Morgan Stanley	07/08/2026	66,292	—
397,831 USD	342,000 EUR	Morgan Stanley	07/08/2026	—	(6,961)
1,403,000 AUD	990,209 USD	State Street	07/08/2026	18,957	—
277,000 CAD	199,058 USD	State Street	07/08/2026	3,691	—
160,000 GBP	213,683 USD	State Street	07/08/2026	1,452	—
766,000 GBP	1,013,713 USD	State Street	07/08/2026	—	(2,343)
2,304,000 NZD	1,363,673 USD	State Street	07/08/2026	54,835	—
3,453,785 USD	548,435,000 JPY	State Street	07/08/2026	—	(79,074)
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Managed Risk Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,646 USD	830,000 NOK	State Street	07/08/2026	—	(1,802)
1,204,356 USD	11,257,000 SEK	State Street	07/08/2026	—	(43,002)
2,144,000 EUR	2,497,284 USD	UBS	07/08/2026	46,915	—
3,961,000 NZD	2,312,051 USD	UBS	07/08/2026	61,918	—
1,000,232 USD	1,382,000 CAD	UBS	07/08/2026	—	(25,513)
977,000 AUD	690,694 USD	Wells Fargo	07/08/2026	14,348	—
334,000 CHF	425,446 USD	Wells Fargo	07/08/2026	11,790	—
2,177,000 NZD	1,246,328 USD	Wells Fargo	07/08/2026	9,635	—
2,640,729 USD	1,962,000 GBP	Wells Fargo	07/08/2026	—	(38,244)
Total				565,367	(613,832)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	8	07/2026	EUR	672,800	—	(4,248)
S&P 500 Index E-mini	19	09/2026	USD	7,170,838	131,040	—
S&P Mid 400 Index E-mini	4	09/2026	USD	1,554,000	16,579	—
S&P/TSX 60 Index	7	09/2026	CAD	2,877,980	1,619	—
U.S. Long Bond	9	09/2026	USD	1,021,500	27,978	—
U.S. Treasury 2-Year Note	10	09/2026	USD	2,061,328	948	—
U.S. Treasury 5-Year Note	23	09/2026	USD	2,462,078	11,276	—
U.S. Treasury Ultra Bond	9	09/2026	USD	1,045,406	31,353	—
Total					220,793	(4,248)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(35)	09/2026	EUR	(2,224,600)	—	(27,738)
FTSE 100 Index	(2)	09/2026	GBP	(210,830)	37	—
FTSE 100 Index	(4)	09/2026	GBP	(421,660)	—	(3,122)
FTSE/MIB Index	(3)	09/2026	EUR	(778,200)	775	—
OMXS30 Index	(5)	07/2026	SEK	(1,608,500)	—	(2,601)
Russell 2000 Index E-mini	(13)	09/2026	USD	(1,979,640)	—	(50,858)
S&P 500 Index E-mini	(10)	09/2026	USD	(3,774,125)	—	(7,400)
SPI 200 Index	(8)	09/2026	AUD	(1,755,200)	3,757	—
SPI 200 Index	(1)	09/2026	AUD	(219,400)	—	(239)
TOPIX Index	(1)	09/2026	JPY	(40,030,000)	7,567	—
U.S. Treasury 10-Year Note	(16)	09/2026	USD	(1,758,250)	—	(9,253)
Total					12,136	(101,211)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	749,936	1	7,640.00	09/18/2026	23,204	15,120

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	22,498,080	30	5,700.00	12/17/2027	666,088	475,950
S&P 500 Index	Morgan Stanley	USD	13,498,848	18	6,100.00	12/17/2027	374,445	366,030
S&P 500 Index	Morgan Stanley	USD	14,248,784	19	5,900.00	12/17/2027	415,135	344,660
S&P 500 Index	Morgan Stanley	USD	12,748,912	17	6,000.00	12/17/2027	372,904	322,745
Total							1,828,572	1,509,385

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(749,936)	(1)	7,640.00	09/18/2026	(22,896)	(24,335)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	6,000,000	38,182	—	—	38,182	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	19,345,252	21,512,857	(23,798,817)	(4,599)	17,054,693	—	(105)	324,571	17,064,932
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	16,427,190	231,730	(653,320)	1,034,592	17,040,192	—	396,459	—	582,571
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	9,329,620	312,538	(648,985)	581,319	9,574,492	—	45,633	—	158,152
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	16,580,824	194,841	(421,749)	558,990	16,912,906	—	409,145	—	123,416
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,690,613	445,585	(2,014,440)	763,989	33,885,747	—	(370,233)	—	3,894,913
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	17,469,207	2,716,501	(1,026,664)	(2,005,763)	17,153,281	1,602,537	275,841	1,069,883	1,076,115
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,231,522	2,625	(811,647)	1,300,047	9,722,547	—	73,119	—	150,294
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	37,615,150	1,274,265	(1,479,647)	476,761	37,886,529	—	(167,879)	—	3,850,257
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	36,123,881	421,447	(879,069)	1,477,069	37,143,328	—	769,327	—	670,578
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	23,599,101	2,720,316	(1,022,178)	(1,206,249)	24,090,990	2,053,048	16,267	557,266	2,026,156
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,587,933	27,538	(220,177)	519,165	2,914,459	—	178,109	—	60,756
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Managed Risk Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,596,576	1,619	(180,629)	433,167	2,850,733	—	177,006	—	54,165
Total	225,596,869			3,928,488	226,229,897	3,655,585	1,802,689	1,951,720

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	137,402,928	137,402,928
Exchange-Traded Equity Funds	4,352,859	—	—	—	4,352,859
Exchange-Traded Fixed Income Funds	18,115,307	—	—	—	18,115,307
Fixed Income Funds	—	—	—	71,772,276	71,772,276
Residential Mortgage-Backed Securities - Agency	—	13,494,743	—	—	13,494,743
Call Option Contracts Purchased	15,120	—	—	—	15,120
Put Option Contracts Purchased	1,509,385	—	—	—	1,509,385
Money Market Funds	17,054,693	—	—	—	17,054,693
Total Investments in Securities	41,047,364	13,494,743	—	209,175,204	263,717,311
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	565,367	—	—	565,367
Futures Contracts	232,929	—	—	—	232,929
Swap Contracts	—	38,182	—	—	38,182
Liability
Forward Foreign Currency Exchange Contracts	—	(613,832)	—	—	(613,832)
Futures Contracts	(105,459)	—	—	—	(105,459)
Put Option Contracts Written	(24,335)	—	—	—	(24,335)
Total	41,150,499	13,484,460	—	209,175,204	263,810,163
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Managed Risk Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $34,046,412)	$35,962,909
Affiliated issuers (cost $177,910,835)	226,229,897
Option contracts purchased (cost $1,851,776)	1,524,505
Cash	3,472
Cash collateral held at broker for:
Other(a)	950,000
Margin deposits on:
Futures contracts	1,414,780
Swap contracts	141,320
Unrealized appreciation on forward foreign currency exchange contracts	565,367
Receivable for:
Investments sold	296,127
Investments sold on a delayed delivery basis	3,965,222
Dividends	49,216
Interest	21,871
Variation margin for futures contracts	84,000
Expense reimbursement due from Investment Manager	179
Prepaid expenses	184
Deferred compensation of board members	44,136
Total assets	271,253,185
Liabilities
Option contracts written, at value (premiums received $22,896)	24,335
Unrealized depreciation on forward foreign currency exchange contracts	613,832
Payable for:
Investments purchased	694,192
Investments purchased on a delayed delivery basis	17,427,314
Capital shares redeemed	348,385
Variation margin for futures contracts	112,555
Variation margin for swap contracts	1,396
Management services fees	1,031
Distribution and/or service fees	1,727
Service fees	12,598
Compensation of chief compliance officer	20
Compensation of board members	1,399
Other expenses	39,154
Deferred compensation of board members	79,595
Total liabilities	19,357,533
Net assets applicable to outstanding capital stock	$251,895,652
Represented by
Trust capital	$251,895,652
Total - representing net assets applicable to outstanding capital stock	$251,895,652
Class 2
Net assets	$251,895,652
Shares outstanding	15,541,085
Net asset value per share	$16.21

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund  | 2026
9

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$308,748
Dividends — affiliated issuers	1,951,720
Interest	17,365
Total income	2,277,833
Expenses:
Management services fees	176,096
Distribution and/or service fees
Class 2	310,885
Service fees	74,760
Custodian fees	18,159
Printing and postage fees	6,112
Accounting services fees	16,239
Legal fees	8,864
Compensation of chief compliance officer	20
Compensation of board members	6,862
Deferred compensation of board members	5,823
Other	3,680
Total expenses	627,500
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(29,358)
Total net expenses	598,142
Net investment income	1,679,691
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	101,932
Investments — affiliated issuers	1,802,689
Capital gain distributions from underlying affiliated funds	3,655,585
Foreign currency translations	(21,553)
Forward foreign currency exchange contracts	265,849
Futures contracts	(82,140)
Option contracts purchased	(780,623)
Option contracts written	(109,784)
Swap contracts	(3,128)
Net realized gain	4,828,827
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	369,898
Investments — affiliated issuers	3,928,488
Forward foreign currency exchange contracts	60,319
Futures contracts	61,703
Option contracts purchased	80,638
Option contracts written	(1,439)
Swap contracts	32,191
Net change in unrealized appreciation (depreciation)	4,531,798
Net realized and unrealized gain	9,360,625
Net increase in net assets resulting from operations	$11,040,316
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Managed Risk Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,679,691	$4,876,467
Net realized gain	4,828,827	14,177,386
Net change in unrealized appreciation (depreciation)	4,531,798	9,082,625
Net increase in net assets resulting from operations	11,040,316	28,136,478
Decrease in net assets from capital stock activity	(8,941,192)	(19,889,324)
Total increase in net assets	2,099,124	8,247,154
Net assets at beginning of period	249,796,528	241,549,374
Net assets at end of period	$251,895,652	$249,796,528

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares redeemed	—	—	(239)	(3,413)
Net decrease	—	—	(239)	(3,413)
Class 2
Shares sold	226,828	3,574,481	331,900	4,851,103
Shares redeemed	(792,470)	(12,515,673)	(1,689,317)	(24,737,014)
Net decrease	(565,642)	(8,941,192)	(1,357,417)	(19,885,911)
Total net decrease	(565,642)	(8,941,192)	(1,357,656)	(19,889,324)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Class 2	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$15.51	$13.83	$12.64	$11.26	$13.63	$12.31
Income (loss) from investment operations:
Net investment income	0.11	0.29	0.25	0.14	0.09	0.08
Net realized and unrealized gain (loss)	0.59	1.39	0.94	1.24	(2.46)	1.24
Total from investment operations	0.70	1.68	1.19	1.38	(2.37)	1.32
Net asset value, end of period	$16.21	$15.51	$13.83	$12.64	$11.26	$13.63
Total return	4.51%	12.15%	9.41%	12.26%	(17.39%)	10.72%
Ratios to average net assets
Total gross expenses(a)	0.50%	0.50%	0.49%	0.50%	0.52%(b)	0.50%(b)
Total net expenses(a),(c)	0.48%	0.47%	0.47%	0.48%	0.50%(b)	0.50%(b)
Net investment income	1.35%	1.99%	1.85%	1.21%	0.78%	0.63%
Supplemental data
Net assets, end of period (in thousands)	$251,896	$249,797	$241,546	$242,146	$218,577	$277,708
Portfolio turnover	52%	112%	98%	110%	113%	116%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2022	12/31/2021
Class 2	less than 0.01%	0.01%

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Risk Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Variable Portfolio – Managed Risk Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
14
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Variable Portfolio – Managed Risk Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
16
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap
Variable Portfolio – Managed Risk Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
18
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	38,182 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	161,374 *
Equity risk	Investments, at value — Option contracts purchased	1,524,505
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	565,367
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	71,555 *
Total		2,360,983

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	96,206 *
Equity risk	Option contracts written, at value	24,335
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	613,832
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	9,253 *
Total		743,626

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Managed Risk Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(3,128)	(3,128)
Equity risk	—	56,124	(780,623)	(109,784)	—	(834,283)
Foreign exchange risk	265,849	—	—	—	—	265,849
Interest rate risk	—	(138,264)	—	—	—	(138,264)
Total	265,849	(82,140)	(780,623)	(109,784)	(3,128)	(709,826)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	32,191	32,191
Equity risk	—	(10,253)	80,638	(1,439)	—	68,946
Foreign exchange risk	60,319	—	—	—	—	60,319
Interest rate risk	—	71,956	—	—	—	71,956
Total	60,319	61,703	80,638	(1,439)	32,191	233,412
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	17,474,044
Futures contracts — short	12,772,310
Credit default swap contracts — sell protection	6,000,000

Derivative instrument	Average value ($)
Option contracts purchased	1,865,474
Option contracts written	(120,500)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	204,632	(164,502)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
20
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Variable Portfolio – Managed Risk Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Morgan Stanley(a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$13,320	28,450	-	88,135	145,629	66,292	-	-	78,935	108,833	35,773	565,367
Call option contracts purchased	-	-	-	-	-	-	15,120	-	-	-	-	15,120
Put option contracts purchased	-	-	-	-	-	-	1,509,385	-	-	-	-	1,509,385
Total assets	13,320	28,450	-	88,135	145,629	66,292	1,524,505	-	78,935	108,833	35,773	2,089,872
Liabilities
Centrally cleared credit default swap contracts(b)	-	-	-	-	-	-	-	1,396	-	-	-	1,396
Forward foreign currency exchange contracts	58,508	65,296	230,284	11,286	50,728	7,752	-	-	126,221	25,513	38,244	613,832
Put option contracts written	-	-	-	-	-	-	24,335	-	-	-	-	24,335
Total liabilities	58,508	65,296	230,284	11,286	50,728	7,752	24,335	1,396	126,221	25,513	38,244	639,563
Total financial and derivative net assets	(45,188)	(36,846)	(230,284)	76,849	94,901	58,540	1,500,170	(1,396)	(47,286)	83,320	(2,471)	1,450,309
Total collateral received (pledged)(c)	-	-	-	-	-	-	-	(1,396)	-	-	-	(1,396)
Net amount(d)	$(45,188)	(36,846)	(230,284)	76,849	94,901	58,540	1,500,170	-	(47,286)	83,320	(2,471)	1,451,705

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
22
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other
Variable Portfolio – Managed Risk Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.14% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
24
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $127,542,581 and $128,608,780, respectively, for the six months ended June 30, 2026, of which $109,542,366 and $109,597,961, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Variable Portfolio – Managed Risk Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26
Variable Portfolio – Managed Risk Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Managed Risk Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Risk Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Variable Portfolio – Managed Risk Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
•
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Variable Portfolio – Managed Risk Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
30
Variable Portfolio – Managed Risk Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – Managed Risk Fund  | 2026
31

Variable Portfolio – Managed Risk Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7043_(08/26)

Variable Portfolio – Managed Risk U.S. Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Risk U.S. Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 54.8%
	Shares	Value ($)
U.S. Large Cap 54.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares(a),(b)	1,359,578	39,767,648
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares(a),(b)	256,724	15,542,096
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	285,080	39,067,306
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	242,890	15,712,527
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	399,709	31,680,940
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	634,709	33,309,544
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	678,294	37,570,735
Total		212,650,796
Total Equity Funds (Cost $106,501,254)		212,650,796

Exchange-Traded Fixed Income Funds 9.0%

Investment Grade 9.0%
iShares Core U.S. Aggregate Bond ETF	139,500	13,807,710
iShares iBoxx $ Investment Grade Corporate Bond ETF	28,485	3,106,859
Vanguard Intermediate-Term Corporate Bond ETF	49,950	4,128,367
Vanguard Total Bond Market ETF	191,000	14,021,310
Total		35,064,246
Total Exchange-Traded Fixed Income Funds (Cost $34,433,154)		35,064,246

Fixed Income Funds 28.1%

Investment Grade 28.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,909,412	51,411,880
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	5,844,886	57,513,679
Total		108,925,559
Total Fixed Income Funds (Cost $114,457,499)		108,925,559

Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/16/2041- 07/13/2056	3.000%	2,085,000	1,837,253
07/16/2041- 07/13/2056	3.500%	2,560,000	2,346,729
07/16/2041- 07/13/2056	4.000%	3,015,000	2,847,388
07/13/2056	4.500%	2,765,000	2,648,568
07/13/2056	5.000%	2,725,000	2,677,317
07/13/2056	5.500%	2,900,000	2,909,266
07/13/2056	6.000%	3,150,000	3,220,084
Total Residential Mortgage-Backed Securities - Agency (Cost $18,425,092)			18,486,605

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $46,407)	30,240

Put Option Contracts Purchased 0.6%

(Cost $2,851,665)	2,370,520

Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(a),(d)	26,658,728	26,642,733
Total Money Market Funds (Cost $26,646,278)		26,642,733
Total Investments in Securities (Cost: $303,361,349)		404,170,699
Other Assets & Liabilities, Net		(16,206,705)
Net Assets		387,963,994
At June 30, 2026, securities and/or cash totaling $3,320,807 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	9	09/2026	USD	5,494,230	137,519	—
Russell 2000 Index E-mini	3	09/2026	USD	456,840	6,968	—
S&P 500 Index E-mini	30	09/2026	USD	11,322,375	197,200	—
U.S. Long Bond	10	09/2026	USD	1,135,000	30,476	—
U.S. Treasury 2-Year Note	12	09/2026	USD	2,473,594	1,484	—
U.S. Treasury 5-Year Note	25	09/2026	USD	2,676,172	12,257	—
U.S. Treasury Ultra Bond	9	09/2026	USD	1,045,406	31,352	—
Total					417,256	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(14)	09/2026	USD	(5,283,775)	17,328	—
S&P Mid 400 Index E-mini	(17)	09/2026	USD	(6,604,500)	—	(140,244)
U.S. Treasury 10-Year Note	(20)	09/2026	USD	(2,197,813)	—	(9,762)
Total					17,328	(150,006)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,499,872	2	7,640.00	09/18/2026	46,407	30,240

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	35,246,992	47	5,900.00	12/17/2027	1,026,913	852,580
S&P 500 Index	Morgan Stanley	USD	26,247,760	35	5,700.00	12/17/2027	777,103	555,275
S&P 500 Index	Morgan Stanley	USD	17,998,464	24	6,100.00	12/17/2027	499,261	488,040
S&P 500 Index	Morgan Stanley	USD	18,748,400	25	6,000.00	12/17/2027	548,388	474,625
Total							2,851,665	2,370,520

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,499,872)	(2)	7,640.00	09/18/2026	(45,793)	(48,670)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	11,000,000	70,000	—	—	70,000	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	32,798,675	26,799,821	(32,947,513)	(8,250)	26,642,733	—	560	536,632	26,658,728
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares
	39,596,840	—	(1,660,374)	1,831,182	39,767,648	—	1,491,554	—	1,359,578
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares
	15,485,669	65,861	(947,031)	937,597	15,542,096	—	65,679	—	256,724
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	39,700,564	—	(1,102,807)	469,549	39,067,306	—	1,743,853	—	285,080
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,201,862	149,923	(5,579,408)	1,639,503	51,411,880	—	(1,023,122)	—	5,909,412
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	15,316,291	4,177	(1,708,936)	2,100,995	15,712,527	—	145,568	—	242,890
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	32,733,675	220,941	(309,665)	(964,011)	31,680,940	—	72,796	—	399,709
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,224,171	—	(2,704,383)	2,789,756	33,309,544	—	2,943,655	—	634,709
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	60,136,484	173,367	(3,792,375)	996,203	57,513,679	—	(512,042)	—	5,844,886
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	37,955,492	516	(1,032,730)	647,457	37,570,735	—	1,630,321	—	678,294
Total	362,149,723			10,439,981	348,219,088	—	6,558,822	536,632

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	212,650,796	212,650,796
Exchange-Traded Fixed Income Funds	35,064,246	—	—	—	35,064,246
Fixed Income Funds	—	—	—	108,925,559	108,925,559
Residential Mortgage-Backed Securities - Agency	—	18,486,605	—	—	18,486,605
Call Option Contracts Purchased	30,240	—	—	—	30,240
Put Option Contracts Purchased	2,370,520	—	—	—	2,370,520
Money Market Funds	26,642,733	—	—	—	26,642,733
Total Investments in Securities	64,107,739	18,486,605	—	321,576,355	404,170,699
Investments in Derivatives
Asset
Futures Contracts	434,584	—	—	—	434,584
Swap Contracts	—	70,000	—	—	70,000
Liability
Futures Contracts	(150,006)	—	—	—	(150,006)
Put Option Contracts Written	(48,670)	—	—	—	(48,670)
Total	64,343,647	18,556,605	—	321,576,355	404,476,607
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $52,858,246)	$53,550,851
Affiliated issuers (cost $247,605,031)	348,219,088
Option contracts purchased (cost $2,898,072)	2,400,760
Cash collateral held at broker for:
Other(a)	1,650,000
Margin deposits on:
Futures contracts	1,411,721
Swap contracts	259,086
Receivable for:
Investments sold	321,846
Investments sold on a delayed delivery basis	6,216,249
Dividends	78,275
Interest	29,893
Variation margin for futures contracts	172,867
Prepaid expenses	226
Deferred compensation of board members	43,762
Total assets	414,354,624
Liabilities
Option contracts written, at value (premiums received $45,793)	48,670
Payable for:
Investments purchased	1,036,080
Investments purchased on a delayed delivery basis	24,659,805
Capital shares redeemed	378,642
Variation margin for futures contracts	117,693
Variation margin for swap contracts	2,559
Management services fees	1,489
Distribution and/or service fees	2,657
Service fees	19,402
Compensation of chief compliance officer	31
Compensation of board members	1,562
Other expenses	39,357
Deferred compensation of board members	82,683
Total liabilities	26,390,630
Net assets applicable to outstanding capital stock	$387,963,994
Represented by
Trust capital	$387,963,994
Total - representing net assets applicable to outstanding capital stock	$387,963,994
Class 2
Net assets	$387,963,994
Shares outstanding	21,512,013
Net asset value per share	$18.03

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$547,892
Dividends — affiliated issuers	536,632
Interest	22,975
Total income	1,107,499
Expenses:
Management services fees	273,921
Distribution and/or service fees
Class 2	482,007
Service fees	115,843
Custodian fees	15,262
Printing and postage fees	6,402
Accounting services fees	16,239
Legal fees	9,763
Compensation of chief compliance officer	31
Compensation of board members	7,593
Deferred compensation of board members	6,408
Other	4,402
Total expenses	937,871
Net investment income	169,628
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(277,937)
Investments — affiliated issuers	6,558,822
Foreign currency translations	5,000
Futures contracts	1,381,589
Option contracts purchased	(1,179,912)
Option contracts written	(182,541)
Swap contracts	(5,736)
Net realized gain	6,299,285
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(202,613)
Investments — affiliated issuers	10,439,981
Futures contracts	89,178
Option contracts purchased	132,157
Option contracts written	(2,877)
Swap contracts	59,017
Net change in unrealized appreciation (depreciation)	10,514,843
Net realized and unrealized gain	16,814,128
Net increase in net assets resulting from operations	$16,983,756
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$169,628	$7,033,848
Net realized gain	6,299,285	26,809,290
Net change in unrealized appreciation (depreciation)	10,514,843	2,879,928
Net increase in net assets resulting from operations	16,983,756	36,723,066
Decrease in net assets from capital stock activity	(28,232,482)	(46,965,462)
Total decrease in net assets	(11,248,726)	(10,242,396)
Net assets at beginning of period	399,212,720	409,455,116
Net assets at end of period	$387,963,994	$399,212,720

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares redeemed	—	—	(233)	(3,778)
Net decrease	—	—	(233)	(3,778)
Class 2
Shares sold	40,374	707,389	384,852	6,224,480
Shares redeemed	(1,662,225)	(28,939,871)	(3,248,439)	(53,186,164)
Net decrease	(1,621,851)	(28,232,482)	(2,863,587)	(46,961,684)
Total net decrease	(1,621,851)	(28,232,482)	(2,863,820)	(46,965,462)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Class 2	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$17.26	$15.75	$14.10	$12.31	$14.87	$13.12
Income (loss) from investment operations:
Net investment income	0.01	0.28	0.23	0.13	0.08	0.05
Net realized and unrealized gain (loss)	0.76	1.23	1.42	1.66	(2.64)	1.70
Total from investment operations	0.77	1.51	1.65	1.79	(2.56)	1.75
Net asset value, end of period	$18.03	$17.26	$15.75	$14.10	$12.31	$14.87
Total return	4.46%	9.59%	11.70%	14.54%	(17.22%)	13.34%
Ratios to average net assets
Total gross expenses(a)	0.49%	0.48%	0.47%	0.48%(b)	0.48%(b)	0.48%(b)
Total net expenses(a),(c)	0.49%	0.48%	0.47%	0.48%(b)	0.48%(b)	0.48%(b)
Net investment income	0.09%	1.75%	1.53%	1.03%	0.59%	0.32%
Supplemental data
Net assets, end of period (in thousands)	$387,964	$399,213	$409,451	$397,734	$367,045	$387,821
Portfolio turnover	44%	113%	103%	115%	114%	113%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Risk U.S. Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
11

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest
12
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet
Variable Portfolio – Managed Risk U.S. Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the
14
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Variable Portfolio – Managed Risk U.S. Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	70,000 *
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	359,015 *
Equity risk	Investments, at value — Option contracts purchased	2,400,760
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	75,569 *
Total		2,905,344

16
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	140,244 *
Equity risk	Option contracts written, at value	48,670
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	9,762 *
Total		198,676

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(5,736)	(5,736)
Equity risk	1,516,818	(1,179,912)	(182,541)	—	154,365
Interest rate risk	(135,229)	—	—	—	(135,229)
Total	1,381,589	(1,179,912)	(182,541)	(5,736)	13,400

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	59,017	59,017
Equity risk	16,253	132,157	(2,877)	—	145,533
Interest rate risk	72,925	—	—	—	72,925
Total	89,178	132,157	(2,877)	59,017	277,475
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	30,638,091
Futures contracts — short	17,306,981
Credit default swap contracts — sell protection	11,000,000

Derivative instrument	Average value ($)
Option contracts purchased	2,927,145
Option contracts written	(202,298)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Morgan Stanley (a)	Morgan Stanley (a)	Total
Assets
Call option contracts purchased	$30,240	-	30,240
Put option contracts purchased	2,370,520	-	2,370,520
Total assets	2,400,760	-	2,400,760
Liabilities
Centrally cleared credit default swap contracts (b)	-	2,559	2,559
Put option contracts written	48,670	-	48,670
Total liabilities	48,670	2,559	51,229
Total financial and derivative net assets	2,352,090	(2,559)	2,349,531
Total collateral received (pledged) (c)	-	(2,559)	(2,559)
Net amount (d)	$2,352,090	-	2,352,090

18
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.14% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
20
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 2	1.02	1.02	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $164,066,894 and $185,603,289, respectively, for the six months ended June 30, 2026, of which $149,270,322 and $150,299,624, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
22
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Variable Portfolio – Managed Risk U.S. Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Variable Portfolio – Managed Risk U.S. Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Risk U.S. Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Risk U.S. Fund  | 2026
25

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to a benchmark index, and (iii) the net assets of the Fund. The Board observed the Fund’s performance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
26
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Risk U.S. Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28
Variable Portfolio – Managed Risk U.S. Fund  | 2026

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[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Risk U.S. Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7044_(08/26)

Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
Semi-Annual Financial Statements and
Additional Information
June 30, 2026 (Unaudited) BLANKK
Columbia Variable Portfolio – Contrarian Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Table of Contents
Columbia Variable Portfolio – Contrarian Core Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks 99 .2%
Communication Services 11.5%
Diversified Telecommunication Services
0.3%
Space Exploration Technologies Corp., Class
A
(a)
31,455 5,374,401
Entertainment 2.8%
Netflix, Inc.
(a)
187,498 13,387,357
Take-Two Interactive Software, Inc.
(a)
62,899 15,723,492
Walt Disney Co. 196,849 18,946,716
Total 48,057,565
Interactive Media & Services 8.4%
Alphabet, Inc., Class A 157,460 56,271,481
Alphabet, Inc., Class C 129,492 45,753,408
Meta Platforms, Inc., Class A 70,055 39,461,281
Total 141,486,170
Total Communication Services 194,918,136
Consumer Discretionary 9.8%
Automobiles 0.8%
Tesla, Inc.
(a)
33,174 13,952,984
Broadline Retail 6.3%
Amazon.com, Inc.
(a)
334,957 79,833,652
eBay, Inc. 234,799 26,238,788
Total 106,072,440
Hotels, Restaurants & Leisure 1.6%
DoorDash, Inc., Class A
(a)
69,396 12,805,644
Starbucks Corp. 140,308 14,338,074
Total 27,143,718
Household Durables 0.7%
PulteGroup, Inc. 81,660 11,204,569
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc. 48,812 7,145,101
Total Consumer Discretionary 165,518,812
Consumer Staples 1.2%
Beverages 0.1%
PepsiCo, Inc. 18,640 2,523,856
Consumer Staples Distribution & Retail
1.1%
Walmart, Inc. 154,202 17,464,919
Total Consumer Staples 19,988,775
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp. 122,656 20,331,459
ConocoPhillips 113,172 11,765,361
EOG Resources, Inc. 76,948 9,982,464
Total 42,079,284
Total Energy 42,079,284
Financials 12.7%
Banks 3.0%
Bank of America Corp. 413,001 23,532,797
JPMorgan Chase & Co. 57,112 18,694,471
Wells Fargo & Co. 112,508 9,297,661
Total 51,524,929
Capital Markets 3.5%
Charles Schwab Corp. 233,739 21,567,098
Morgan Stanley 124,755 26,078,785
S&P Global, Inc. 30,186 12,293,550
Total 59,939,433
Financial Services 5.7%
Berkshire Hathaway, Inc., Class B
(a)
64,042 32,045,976
Block, Inc.
(a)
198,202 15,063,352
Mastercard, Inc., Class A 33,155 17,028,408
Visa, Inc., Class A 87,966 30,180,255
Total 94,317,991
Insurance 0.5%
Aon PLC, Class A 26,213 8,694,590
Total Financials 214,476,943
Health Care 9.9%
Biotechnology 2.8%
AbbVie, Inc. 66,825 16,815,844
Insmed, Inc.
(a)
62,265 6,638,694
Vertex Pharmaceuticals, Inc.
(a)
45,447 22,574,889
Total 46,029,427
Health Care Equipment & Supplies 1.2%
Dexcom, Inc.
(a)
54,869 3,695,427
Intuitive Surgical, Inc.
(a)
16,010 6,366,857
Stryker Corp. 35,105 11,052,458
Total 21,114,742

Portfolio of Investments
(continued)
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
4
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Health Care Providers & Services 1.3%
Cigna Group 37,860 10,437,245
UnitedHealth Group, Inc. 29,242 12,153,852
Total 22,591,097
Life Sciences Tools & Services 2.1%
Danaher Corp. 66,857 12,734,921
IQVIA Holdings, Inc.
(a)
20,256 3,913,864
Thermo Fisher Scientific, Inc. 27,764 13,919,760
Waters Corp.
(a)
13,559 5,085,167
Total 35,653,712
Pharmaceuticals 2.5%
Eli Lilly & Co. 35,215 42,237,927
Total Health Care 167,626,905
Industrials 9.9%
Aerospace & Defense 2.8%
Boeing Co.
(a)
89,208 19,310,855
General Electric Co. 5,845 2,184,452
Honeywell Aerospace, Inc.
(a)
79,453 17,565,469
RTX Corp. 49,674 9,424,648
Total 48,485,424
Building Products 0.9%
Carrier Global Corp. 213,495 15,659,858
Commercial Services & Supplies 0.5%
Waste Management, Inc. 39,494 8,802,423
Electrical Equipment 1.9%
Eaton Corp. PLC 52,080 22,192,330
GE Vernova, Inc. 8,578 10,077,949
Total 32,270,279
Industrial Conglomerates 1.1%
Honeywell International, Inc. 79,453 17,789,527
Machinery 2.2%
Illinois Tool Works, Inc. 50,583 13,681,184
Ingersoll Rand, Inc. 51,236 4,200,840
PACCAR, Inc. 72,909 8,757,829
Stanley Black & Decker, Inc. 115,284 10,850,530
Total 37,490,383
Professional Services 0.5%
Jacobs Solutions, Inc. 61,443 7,741,818
Total Industrials 168,239,712
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Information Technology 38.0%
Electronic Equipment, Instruments &
Components 1.8%
TE Connectivity PLC 152,799 30,805,806
IT Services 0.8%
Okta, Inc.
(a)
101,687 13,875,191
Semiconductors & Semiconductor
Equipment 19.9%
Applied Materials, Inc. 40,218 29,077,614
Broadcom, Inc. 146,800 55,453,700
Lam Research Corp. 58,096 25,174,740
Marvell Technology, Inc. 39,085 11,643,031
Micron Technology, Inc. 35,538 41,021,158
NVIDIA Corp. 697,415 139,545,766
Texas Instruments, Inc. 110,760 33,014,233
Total 334,930,242
Software 8.3%
Microsoft Corp. 237,513 88,597,100
Oracle Corp. 87,437 12,813,892
Palo Alto Networks, Inc.
(a)
59,290 20,219,076
Salesforce, Inc. 26,274 4,116,085
Synopsys, Inc.
(a)
34,449 15,366,665
Total 141,112,818
Technology Hardware, Storage &
Peripherals 7.2%
Apple, Inc. 361,993 104,746,294
Dell Technologies, Inc., Class C 41,449 17,883,586
Total 122,629,880
Total Information Technology 643,353,937
Materials 1.0%
Chemicals 1.0%
International Flavors & Fragrances, Inc. 143,058 11,333,055
Sherwin-Williams Co. 14,578 5,019,497
Total 16,352,552
Total Materials 16,352,552
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc. 17,968 18,729,664
Total Real Estate 18,729,664

Portfolio of Investments
(continued)
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
5
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
23,014,483
181,971,698
(197,980,493)
(358)
7,005,330
—
19,765
372,317
7,009,536
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Utilities 1.6%
Multi-Utilities 1.6%
DTE Energy Co. 125,355 19,100,341
Public Service Enterprise Group, Inc. 107,911 8,758,057
Total 27,858,398
Total Utilities 27,858,398
Total Common Stocks
(Cost $ 1,106,174,990 ) 1,679,143,118
. Shares
.
Value ($)
Money Market Funds 0 .4%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
7,009,536 7,005,330
1 1 1
Total Money Market Funds
(Cost $ 7,006,008 ) 7,005,330
Total Investments in Securities
(Cost $ 1,113,180,998 ) 1,686,148,448
Other Assets & Liabilities, Net 7,281,322
Net Assets 1,693,429,770
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:

Portfolio of Investments
(continued)
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
6
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 194,918,136 — — 194,918,136
Consumer Discretionary 165,518,812 — — 165,518,812
Consumer Staples 19,988,775 — — 19,988,775
Energy 42,079,284 — — 42,079,284
Financials 214,476,943 — — 214,476,943
Health Care 167,626,905 — — 167,626,905
Industrials 168,239,712 — — 168,239,712
Information Technology 643,353,937 — — 643,353,937
Materials 16,352,552 — — 16,352,552
Real Estate 18,729,664 — — 18,729,664
Utilities 27,858,398 — — 27,858,398
Total Common Stocks 1,679,143,118 — — 1,679,143,118
Money Market Funds 7,005,330 — — 7,005,330
Total Investments in Securities 1,686,148,448 — — 1,686,148,448
Fair value measurements (continued)

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
7
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,106,174,990) $ 1,679,143,118
Affiliated issuers (cost $7,006,008) 7,005,330
Cash 54,565
Receivable for: –
Investments sold 16,831,359
Capital shares sold 239,301
Dividends 589,641
Expense reimbursement due from Investment Manager 8,670
Prepaid expenses 1,256
Deferred compensation of board members 327,273
Total assets 1,704,200,513
Liabilities
Payable for: —
Investments purchased 8,034,679
Capital shares redeemed 2,064,092
Management services fees 194,732
Distribution and/or service fees 10,952
Service fees 23,825
Compensation of chief compliance officer 125
Compensation of board members 2,644
Other expenses 41,371
Deferred compensation of board members 398,323
Total liabilities 10,770,743
Net assets applicable to outstanding capital stock $ 1,693,429,770
Represented by
Trust capital
$ 1,693,429,770
Total - representing net assets applicable to outstanding capital stock $ 1,693,429,770
Class 1
Net assets
$ 1,422,146,445
Shares outstanding
20,582,638
Net asset value per share
$ 69.09
Class 2
Net assets
$ 271,283,325
Shares outstanding
4,065,841
Net asset value per share
$ 66.72

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
8
Net investment income
Income:
Dividends - unaffiliated issuers $ 8,894,475
Dividends - affiliated issuers 372,317
Total income 9,266,792
Expenses:
Management services fees 5,817,007
Distribution and/or service fees –
Class 2 316,149
Service fees 100,271
Custodian fees 7,506
Printing and postage fees 6,597
Accounting services fees 16,239
Legal fees 19,379
Compensation of chief compliance officer 124
Compensation of board members 13,789
Deferred compensation of board members 11,734
Other 13,245
Total expenses 6,322,040
Fees waived or expenses reimbursed by Investment Manager and its affiliates (278,170)
Total net expenses 6,043,870
Net investment income 3,222,922
Realized and unrealized gain (loss) - net
Net realized gain on: –
Investments - unaffiliated issuers 95,187,068
Investments - affiliated issuers 19,765
Net realized gain 95,206,833
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 42,958,663
Investments - affiliated issuers (358)
Net change in unrealized appreciation 42,958,305
Net realized and unrealized gain 138,165,138
Net increase in net assets resulting from operations $ 141,388,060

Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
9
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 3,222,922 $ 5,706,930
Net realized gain 95,206,833 225,154,996
Net change in unrealized appreciation 42,958,305 35,673,772
Net increase in net assets resulting from operations 141,388,060 266,535,698
Decrease in net assets from capital stock activity (95,336,820) (249,243,197)
Total increase in net assets 46,051,240 17,292,501
Net Assets: – –
Net assets at beginning of period 1,647,378,530 1,630,086,029
Net assets at end of period $ 1,693,429,770 $ 1,647,378,530
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 96,049 6,099,382 203,752 11,396,319
Shares redeemed (1,483,076) (99,399,845) (4,399,967) (257,763,299)
Net decrease (1,387,027) (93,300,463) (4,196,215) (246,366,980)
Class 2
Shares sold 142,530 8,855,040 318,561 17,577,711
Shares redeemed (174,391) (10,891,397) (367,252) (20,453,928)
Net decrease (31,861) (2,036,357) (48,691) (2,876,217)
Total net decrease (1,418,888) (95,336,820) (4,244,906) (249,243,197)

Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
10
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 63 .53 0 .14 5 .42 5 .56
Year Ended 12/31/2025
$ 54 .00 0 .22 9 .31 9 .53
Year Ended 12/31/2024
$ 43 .75 0 .29 9 .96 10 .25
Year Ended 12/31/2023
$ 33 .10 0 .25 10 .40 10 .65
Year Ended 12/31/2022
$ 40 .69 0 .25 ( 7 .84 ) ( 7 .59 )
Year Ended 12/31/2021
$ 32 .74 0 .20 7 .75 7 .95
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 61 .42 0 .06 5 .24 5 .30
Year Ended 12/31/2025
$ 52 .34 0 .08 9 .00 9 .08
Year Ended 12/31/2024
$ 42 .52 0 .16 9 .66 9 .82
Year Ended 12/31/2023
$ 32 .24 0 .16 10 .12 10 .28
Year Ended 12/31/2022
$ 39 .73 0 .15 ( 7 .64 ) ( 7 .49 )
Year Ended 12/31/2021
$ 32 .05 0 .11 7 .57 7 .68
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights
(continued)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | 2026
11
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 69 .09 8 .75% 0 .73% 0 .70% 0 .43% 27% $ 1,422,146
Year Ended 12/31/2025
$ 63 .53 17 .65% 0 .73% 0 .70% 0 .39% 51% $ 1,395,685
Year Ended 12/31/2024
$ 54 .00 23 .43% 0 .74% 0 .69% 0 .58% 52% $ 1,413,045
Year Ended 12/31/2023
$ 43 .75 32 .17% 0 .74% 0 .68% 0 .67% 42% $ 1,223,797
Year Ended 12/31/2022
$ 33 .10 ( 18 .65% ) 0 .74% 0 .69% 0 .69% 48% $ 1,153,825
Year Ended 12/31/2021
$ 40 .69 24 .28% 0 .73% 0 .70% 0 .54% 45% $ 1,512,305
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 66 .72 8 .63% 0 .98% 0 .95% 0 .18% 27% $ 271,283
Year Ended 12/31/2025
$ 61 .42 17 .35% 0 .98% 0 .95% 0 .14% 51% $ 251,693
Year Ended 12/31/2024
$ 52 .34 23 .09% 0 .99% 0 .94% 0 .33% 52% $ 217,041
Year Ended 12/31/2023
$ 42 .52 31 .88% 1 .00% 0 .93% 0 .42% 42% $ 173,289
Year Ended 12/31/2022
$ 32 .24 ( 18 .85% ) 0 .99% 0 .94% 0 .44% 48% $ 130,137
Year Ended 12/31/2021
$ 39 .73 23 .96% 0 .98% 0 .95% 0 .29% 45% $ 162,952

Notes to Financial Statements
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
12
Note 1. Organization
Columbia Variable Portfolio – Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the
Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia
Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly.
You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) .
The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is
Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive
Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the
Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
13
and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values.
The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust  based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
14
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The Fund's net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations
(including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the
Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.555% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.711% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are
compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation
Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment
Manager and its affiliates, based on relative net assets.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
15
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp.
(the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.01% of the Fund's average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of
Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses
(excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/
expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment
Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, for the six months ended June 30, 2026, were as follows:
Fee rate(s)
contractual through
April 30, 2027 (%)
Class 1 0.70
Class 2 0.95
Non-U.S.
government
purchases ($)
Non-U.S.
government
proceeds from
sales ($)
444,100,228 527,958,210

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
16
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program
(the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each
Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A.
and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
17
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund's holdings and the Fund's net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund's Prospectus and Statement of Additional
Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 98.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
18
reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Approval of Management Agreement
Columbia Variable Portfolio – Contrarian Core Fund | 2026
19
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Variable Portfolio – Contrarian Core Fund (the Fund). Under a
management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the
Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent
Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the
Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the
Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the
Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment
Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
Terms of the Management Agreement;
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

Approval of Management Agreement
(continued)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
20
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The
Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the
Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods
(including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of overall conclusions, that the performance of the Fund and the
Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Approval of Management Agreement
(continued)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
21
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/
vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current
“pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio
(after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as
Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management
Agreement. In reaching its conclusions, no single factor was determinative.

Approval of Management Agreement
(continued)
Columbia Variable Portfolio – Contrarian Core Fund | 2026
22
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the
Management Agreement.

Columbia Variable Portfolio – Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104
SAR7002_(08/26)
Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest.  The Fund is distributed by Columbia Management
Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
Semi-Annual Financial Statements and
Additional Information
June 30, 2026 (Unaudited) BLANKK
Columbia Variable Portfolio – Long Government/Credit Bond Fund
Columbia Variable Portfolio – Small Cap Value Discovery Fund
Columbia Variable Portfolio – Small Company Growth Fund
Columbia Variable Portfolio – Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Table of Contents
Columbia Funds Variable Insurance Trust | 2026
Portfolio of Investments and Financial Statements
Columbia Variable Portfolio - Long Government/Credit Bond Fund ...................................................................................................... 3
Portfolio of Investments and Financial Statements
Columbia Variable Portfolio - Small Cap Value Discovery Fund ........................................................................................................... 16
Portfolio of Investments and Financial Statements
Columbia Variable Portfolio - Small Company Growth Fund ................................................................................................................ 28
Portfolio of Investments and Financial Statements

Portfolio of Investments
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
3
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Asset-Backed Securities 1.2%
U.S. Small Business Administration
Series 2016-20L  Class 1
12/01/2036 2.810% 1,228,723 1,143,514
Series 2017-20E  Class 1
05/01/2037 2.880% 96,135 89,242
Series 2017-20F  Class 1
06/01/2037 2.810% 855,310 790,482
Series 2017-20G  Class 1
07/01/2037 2.980% 782,677 732,540
Series 2017-20H  Class 1
08/01/2037 2.750% 659,889 604,977
Series 2017-20I  Class 1
09/01/2037 2.590% 1,102,173 1,013,067
1 1 1 1 1
Total Agency Asset-Backed Securities
(Cost $ 4,724,906) 4,373,822
Corporate Bonds 42.7%
Aerospace & Defense 2.7%
BAE Systems PLC
(a)
03/26/2034 5.300% 1,954,000 1,989,031
Boeing Co.
08/01/2059 3.950% 3,284,000 2,335,338
L3Harris Technologies, Inc.
06/01/2034 5.350% 1,183,000 1,202,764
Lockheed Martin Corp.
06/15/2050 2.800% 1,120,000 707,806
Northrop Grumman Corp.
10/15/2047 4.030% 2,570,000 2,046,151
RTX Corp.
07/15/2038 6.125% 1,700,000 1,831,289
Total 10,112,379
Agriculture 0.2%
BAT Capital Corp.
08/02/2043 7.079% 745,000 828,973
1 1 1 1 828,973
Banks 4.5%
Bank of America Corp.
(b)
03/20/2051 4.083% 3,665,000 2,901,519
Barclays PLC
(b)
06/26/2037 5.586% 904,000 902,549
Goldman Sachs Group, Inc.
(b)
01/28/2056 5.734% 2,250,000 2,214,825
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
HSBC Holdings PLC
(b)
03/10/2037 5.279% 1,406,000 1,389,622
JPMorgan Chase & Co.
(b)
11/15/2048 3.964% 3,620,000 2,849,922
Morgan Stanley
(b)
04/10/2037 5.296% 4,124,000 4,103,389
U.S. Bancorp
(b)
01/26/2037 5.033% 500,000 493,127
Wells Fargo & Co.
(b)
04/04/2051 5.013% 2,035,000 1,824,311
Total 16,679,264
Beverages 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
02/01/2046 4.900% 1,989,000 1,812,228
Bacardi Ltd.
(a)
05/15/2038 5.150% 3,571,000 3,327,888
Keurig Dr. Pepper, Inc.
04/15/2052 4.500% 590,000 473,744
PepsiCo, Inc.
02/15/2053 4.650% 600,000 527,443
Total 6,141,303
Biotechnology 0.7%
Amgen, Inc.
03/02/2063 5.750% 2,677,000 2,595,964
1 1 1 1 2,595,964
Building Materials 0.5%
Carrier Global Corp.
04/05/2040 3.377% 1,590,000 1,277,500
JH North America Holdings, Inc.
(a)
07/31/2032 6.125% 357,000 360,163
Total 1,637,663
Chemicals 0.3%
Dow Chemical Co.
03/15/2055 5.950% 365,000 339,269
LYB International Finance III LLC
04/01/2051 3.625% 1,020,000 673,585
Total 1,012,854
Commercial Services 0.7%
ERAC USA Finance LLC
(a)
04/30/2036 5.250% 1,685,000 1,680,541

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
4
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
United Rentals North America, Inc.
02/15/2031 3.875% 1,010,000 954,551
Total 2,635,092
Computers 0.7%
Apple, Inc.
02/08/2051 2.650% 2,929,000 1,779,313
International Business Machines Corp.
02/10/2055 5.700% 825,000 789,854
Total 2,569,167
Electric 7.6%
AEP Texas, Inc.
05/15/2051 3.450% 750,000 505,431
Series H
01/15/2050 3.450% 2,590,000 1,771,438
Ameren Corp.
05/15/2036 5.000% 1,095,000 1,068,827
CenterPoint Energy Houston Electric LLC
Series AQ
08/15/2035 4.950% 463,000 457,355
Consolidated Edison Co. of New York, Inc.
03/15/2055 5.500% 1,305,000 1,243,307
11/15/2055 5.750% 313,000 308,980
DTE Electric Co.
Series B
03/01/2056 5.550% 940,000 917,329
Duke Energy Indiana LLC
04/01/2050 2.750% 1,545,000 949,442
04/01/2053 5.400% 1,993,000 1,873,294
Electricite de France SA
(a)
04/22/2056 6.125% 515,000 508,142
Entergy Louisiana LLC
04/15/2036 4.900% 1,590,000 1,549,611
Eversource Energy
07/15/2034 5.950% 1,290,000 1,347,350
Exelon Corp.
03/15/2052 4.100% 3,569,000 2,726,318
FirstEnergy Corp.
Series C
03/01/2050 3.400% 1,280,000 871,066
Florida Power & Light Co.
06/01/2066 5.900% 1,430,000 1,443,954
MidAmerican Energy Co.
02/01/2055 5.300% 560,000 523,747
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
National Grid PLC
06/09/2036 5.405% 660,000 657,182
NextEra Energy Capital Holdings, Inc.
(b)
Series AA
10/01/2056 6.000% 250,000 249,871
Oncor Electric Delivery Co. LLC
05/15/2050 3.700% 690,000 503,570
Oncor Electric Delivery Co. LLC
(a)
03/15/2056 5.900% 535,000 542,980
Pacific Gas & Electric Co.
07/01/2050 4.950% 1,500,000 1,251,777
Public Service Electric & Gas Co.
Series R
01/01/2056 5.625% 644,000 635,728
Virginia Electric & Power Co.
03/15/2036 4.950% 3,170,000 3,101,976
Vistra Operations Co. LLC
(a)
04/30/2036 5.550% 1,265,000 1,258,352
Xcel Energy, Inc.
12/01/2049 3.500% 1,617,000 1,135,827
Total 27,402,854
Food 0.9%
Campbell's Co.
04/24/2050 3.125% 113,000 69,741
Conagra Brands, Inc.
11/01/2048 5.400% 490,000 430,615
Kraft Heinz Foods Co.
07/15/2045 5.200% 1,657,000 1,477,044
06/01/2046 4.375% 85,000 67,779
Kroger Co.
09/15/2064 5.650% 943,000 884,334
Tyson Foods, Inc.
09/28/2048 5.100% 530,000 477,975
Total 3,407,488
Gas 0.5%
NiSource, Inc.
02/15/2044 4.800% 2,177,000 1,930,235
Southern California Gas Co.
04/01/2054 5.600% 50,000 47,885
Total 1,978,120
Healthcare Products 0.6%
Abbott Laboratories
03/15/2056 5.500% 1,425,000 1,397,210

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
5
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
GE HealthCare Technologies, Inc.
06/15/2035 5.500% 469,000 476,826
12/15/2035 4.950% 471,000 459,446
Total 2,333,482
Healthcare Services 1.7%
Cigna Group
03/15/2050 3.400% 1,529,000 1,060,157
HCA, Inc.
03/15/2052 4.625% 2,277,000 1,852,501
UnitedHealth Group, Inc.
04/15/2054 5.375% 3,566,000 3,360,822
Total 6,273,480
Insurance 1.4%
Berkshire Hathaway Finance Corp.
03/15/2052 3.850% 720,000 545,709
New York Life Insurance Co.
(a)
05/15/2050 3.750% 2,220,000 1,637,650
Northwestern Mutual Life Insurance Co.
(a)
09/30/2059 3.625% 2,003,000 1,357,596
Teachers Insurance & Annuity Association of America
(a)
05/15/2050 3.300% 1,756,000 1,172,146
06/15/2056 6.050% 318,000 322,169
Total 5,035,270
Internet 2.4%
Alphabet, Inc.
02/15/2056 5.650% 2,125,000 2,098,793
02/15/2066 5.750% 517,000 510,970
Amazon.com, Inc.
05/12/2051 3.100% 2,774,000 1,801,695
03/13/2056 5.800% 530,000 525,420
Beignet Investor LLC
(a)
05/30/2049 6.581% 325,000 332,157
Meta Platforms, Inc.
05/15/2046 6.200% 2,620,000 2,620,603
11/15/2065 5.750% 1,165,000 1,046,196
Total 8,935,834
Media 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/30/2062 3.950% 3,073,000 1,814,455
Comcast Corp.
11/01/2056 2.937% 4,145,000 2,240,914
Total 4,055,369
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Miscellaneous Manufacturing 0.3%
Siemens Funding BV
(a)
05/28/2035 5.200% 958,000 974,202
1 1 1 1 974,202
Oil & Gas 1.4%
APA Corp.
02/15/2055 6.750% 726,000 757,833
BP Capital Markets America, Inc.
03/17/2052 3.001% 2,216,000 1,411,849
Diamondback Energy, Inc.
04/18/2064 5.900% 202,000 198,357
Occidental Petroleum Corp.
10/01/2054 6.050% 774,000 784,186
TotalEnergies Capital SA
04/05/2064 5.638% 1,453,000 1,410,772
09/10/2064 5.425% 10,000 9,401
Woodside Finance Ltd.
05/19/2035 6.000% 355,000 368,962
Total 4,941,360
Pharmaceuticals 3.2%
AbbVie, Inc.
11/06/2042 4.400% 1,617,000 1,422,670
Bristol-Myers Squibb Co.
03/15/2052 3.700% 1,240,000 909,111
CVS Health Corp.
07/20/2045 5.125% 2,508,000 2,270,703
Eli Lilly & Co.
10/15/2065 5.650% 1,180,000 1,180,024
Johnson & Johnson
03/03/2047 3.750% 1,105,000 878,059
Merck & Co., Inc.
12/04/2055 5.550% 2,714,000 2,670,789
Pfizer, Inc.
12/15/2046 4.125% 2,278,000 1,871,410
Total 11,202,766
Pipelines 1.8%
Enbridge, Inc.
04/05/2054 5.950% 660,000 662,413
Energy Transfer LP
05/15/2054 5.950% 2,244,000 2,148,039
01/15/2056 6.300% 190,000 190,790
Enterprise Products Operating LLC
02/16/2055 5.550% 785,000 760,350

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
6
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
MPLX LP
03/14/2052 4.950% 1,056,000 892,836
Western Midstream Operating LP
03/01/2048 5.300% 1,163,000 1,012,408
Williams Cos., Inc.
06/24/2044 5.750% 1,105,000 1,091,547
Total 6,758,383
Retail 0.7%
Lowe's Cos., Inc.
04/01/2052 4.250% 1,872,000 1,466,629
McDonald's Corp.
09/01/2049 3.625% 810,000 590,893
Walmart, Inc.
09/22/2051 2.650% 525,000 325,751
Total 2,383,273
Semiconductors 1.6%
Broadcom, Inc.
(a)
11/15/2036 3.187% 2,862,000 2,393,424
Foundry JV Holdco LLC
(a)
01/25/2034 5.875% 1,197,000 1,217,080
Intel Corp.
08/12/2051 3.050% 1,780,000 1,114,903
NXP BV/NXP Funding LLC/NXP USA, Inc.
02/15/2042 3.125% 1,740,000 1,262,643
Total 5,988,050
Software 1.0%
Oracle Corp.
07/15/2046 4.000% 3,750,000 2,532,467
02/06/2053 5.550% 932,000 751,001
09/26/2065 6.100% 246,000 205,716
Total 3,489,184
Telecommunications 2.7%
AT&T, Inc.
12/01/2057 3.800% 5,337,000 3,561,555
Cisco Systems, Inc.
02/24/2055 5.500% 500,000 487,973
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(a)
04/15/2036 5.700% 965,000 917,299
T-Mobile USA, Inc.
04/15/2050 4.500% 1,910,000 1,542,850
Verizon Communications, Inc.
03/22/2041 3.400% 2,685,000 2,074,540
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Vodafone Group PLC
06/18/2056 6.100% 960,000 942,686
Total 9,526,903
Transportation 1.8%
Burlington Northern Santa Fe LLC
03/15/2056 5.550% 2,318,000 2,270,557
Canadian Pacific Railway Co.
12/02/2051 3.100% 610,000 398,994
03/15/2056 5.500% 650,000 628,351
Norfolk Southern Corp.
08/25/2051 2.900% 1,215,000 759,126
08/15/2052 4.050% 1,191,000 916,826
Union Pacific Corp.
02/05/2050 3.250% 2,250,000 1,549,309
Total 6,523,163
Total Corporate Bonds
(Cost $ 160,859,901) 155,421,840
Foreign Government Obligations
(c)
0.6%
Mexico 0.6%
Mexico Government International Bonds
05/04/2053 6.338% 2,405,000 2,252,423
1 1 1 1 2,252,423
Total Foreign Government Obligations
(Cost $ 2,404,952) 2,252,423
U.S. Treasury Obligations 44.8%
U.S. Treasury Bonds
05/15/2038 4.500% 14,945,000 14,949,670
08/15/2040 3.875% 1,725,000 1,573,523
02/15/2041 4.750% 3,935,000 3,935,615
05/15/2041 4.375% 6,568,000 6,293,991
05/15/2043 2.875% 4,575,000 3,510,598
05/15/2043 3.875% 3,418,500 3,021,634
08/15/2043 4.375% 17,646,000 16,595,512
08/15/2044 3.125% 2,795,000 2,186,651
11/15/2044 3.000% 2,595,000 1,984,770
05/15/2045 5.000% 10,589,000 10,683,308
08/15/2045 4.875% 5,119,000 5,081,407
11/15/2045 3.000% 2,080,000 1,570,725
02/15/2046 4.625% 3,115,000 2,990,887
05/15/2046 5.000% 1,166,000 1,175,109
11/15/2047 2.750% 3,615,000 2,549,140
02/15/2048 3.000% 17,090,000 12,585,183
02/15/2051 1.875% 3,770,000 2,095,884
05/15/2052 2.875% 17,847,900 12,348,516
02/15/2053 3.625% 2,167,300 1,733,501
02/15/2055 4.625% 3,371,000 3,204,030
11/15/2055 4.625% 2,460,000 2,340,844
U.S. Treasury Bonds
(d)
05/15/2047 3.000% 21,257,900 15,783,991

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
7
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
29,150,494
85,754,193
(80,083,971)
(9,463)
34,811,253
—
16,690
610,967
34,832,152
1
Notes to Portfolio of Investments
At June 30, 2026, securities and/or cash totaling $10,179,675 were pledged as collateral.
Investments in Derivatives
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
02/15/2036 4.125% 17,600,000 17,176,500
U.S. Treasury STRIPS Principal
(e)
02/15/2040 0.000% 19,295,800 10,187,892
11/15/2041 0.000% 6,871,000 3,264,161
05/15/2043 0.000% 9,604,000 4,169,693
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 191,297,073) 162,992,735
. Shares
.
Value ($)
Money Market Funds 9.6%
Columbia Short-Term Cash Fund, 3.767%
(f),(g)
34,832,152 34,811,253
1 1 1
Total Money Market Funds
(Cost $ 34,815,782) 34,811,253
Total Investments in Securities
(Cost $ 394,102,614) 359,852,073
Other Assets & Liabilities, Net 3,851,399
Net Assets 363,703,472
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $19,990,820, which represents 5.50% of total net assets.
(b) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(c) Principal and interest may not be guaranteed by a governmental entity.
(d) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e) Zero coupon bond.
(f) The rate shown is the seven-day current annualized yield at June 30, 2026.
(g) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD US Dollar
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT U.S. Long Bond Futures 173 09/2026 USD 19,635,500 508,270 —

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
8
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30,
2026:
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30,
2026:
Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
Ultra U.S. Treasury Bond Futures 479 09/2026 USD 55,638,844 1,654,613 —
Total 2,162,883 —
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures (31) 09/2026 USD (3,406,609) — (20,859)
CBOT 2 Year U.S. Treasury Notes Futures (5) 09/2026 USD (1,030,664) 211 —
CBOT 5 Year U.S. Treasury Notes Futures (15) 09/2026 USD (1,605,703) — (6,767)
Ultra 10 Year U.S. Treasury Notes Futures (316) 09/2026 USD (35,540,126) — (406,000)
Total 211 (433,626)
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 2,163,094*
Total – 2,163,094
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 433,626*
Total – 433,626
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Interest rate risk (2,785,393)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Futures
contracts
($)
Interest rate risk 2,574,056

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
9
The following table is a summary of the average monthly outstanding volume by derivative instrument for the six months ended June 30, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 69,087,188
Futures contracts — short 37,829,971
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Asset-Backed Securities — 4,373,822 — 4,373,822
Corporate Bonds — 155,421,840 — 155,421,840
Foreign Government Obligations — 2,252,423 — 2,252,423
U.S. Treasury Obligations — 162,992,735 — 162,992,735
Money Market Funds 34,811,253 — — 34,811,253
Total Investments in Securities 34,811,253 325,040,820 — 359,852,073
Investments in Derivatives
Asset
Futures Contracts 2,163,094 — — 2,163,094
Liability
Futures Contracts (433,626) — — (433,626)
Total 36,540,721 325,040,820 — 361,581,541

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
10
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments  are valued at unrealized appreciation (depreciation).
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Variable Portfolio - Long Government/Credit Bond Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
11
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $359,286,832) $ 325,040,820
Affiliated issuers (cost $34,815,782) 34,811,253
Cash 30,026
Receivable for: –
Investments sold 382,948
Capital shares sold 114
Dividends 106,215
Interest 3,808,060
Expense reimbursement due from Investment Manager 3,901
Prepaid expenses 1,341
Deferred compensation of board members 261,367
Total assets 364,446,045
Liabilities
Payable for: —
Capital shares redeemed 9,633
Variation margin payable for futures contracts 331,040
Management services fees 30,144
Distribution and/or service fees 777
Service fees 1,035
Compensation of chief compliance officer 30
Compensation of board members 1,420
Other expenses 34,502
Deferred compensation of board members 333,992
Total liabilities 742,573
Net assets applicable to outstanding capital stock $ 363,703,472
Represented by
Paid in capital
$ 873,123,736
Total distributable earnings (loss) (509,420,264)
Total - representing net assets applicable to outstanding capital stock $ 363,703,472
Class 1
Net assets
$ 344,940,206
Shares outstanding
48,198,847
Net asset value per share
$ 7.16
Class 2
Net assets
$ 18,763,266
Shares outstanding
2,633,325
Net asset value per share
$ 7.13

Statement of Operations
Columbia Variable Portfolio - Long Government/Credit Bond Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
12
Net investment income
Income:
Dividends - affiliated issuers $ 610,967
Interest 8,079,767
Total income 8,690,734
Expenses:
Management services fees 909,518
Distribution and/or service fees –
Class 2 25,101
Service fees 6,547
Custodian fees 3,682
Printing and postage fees 5,527
Accounting services fees 21,658
Legal fees 10,502
Interest on collateral 741
Compensation of chief compliance officer 29
Compensation of board members 7,367
Deferred compensation of board members 10,201
Other 8,656
Total expenses 1,009,529
Fees waived or expenses reimbursed by Investment Manager and its affiliates (128,754)
Total net expenses 880,775
Net investment income 7,809,959
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (3,280,320)
Investments - affiliated issuers 16,690
Futures contracts (2,785,393)
Net realized loss (6,049,023)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (1,430,464)
Investments - affiliated issuers (9,463)
Futures contracts 2,574,056
Net change in unrealized appreciation 1,134,129
Net realized and unrealized loss (4,914,894)
Net increase in net assets resulting from operations $ 2,895,065

Statement of Changes in Net Assets
Columbia Variable Portfolio - Long Government/Credit Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
13
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 7,809,959 $ 40,463,624
Net realized loss (6,049,023) (220,268,898)
Net change in unrealized appreciation 1,134,129 224,166,447
Net increase in net assets resulting from operations 2,895,065 44,361,173
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 — (59,683,416)
Class 2 — (1,559,787)
Total distributions to shareholders — (61,243,203)
Decrease in net assets from capital stock activity (11,115,359) (1,078,398,765)
Total decrease in net assets (8,220,294) (1,095,280,795)
Net Assets: – –
Net assets at beginning of period 371,923,766 1,467,204,561
Net assets at end of period $ 363,703,472 $ 371,923,766
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 263,347 1,866,417 1,379,108 10,061,534
Distribution reinvested — — 5,600,105 38,416,718
Shares redeemed (1,565,171) (11,159,757) (156,743,080) (1,131,192,638)
Net decrease (1,301,824) (9,293,340) (149,763,867) (1,082,714,386)
Class 2
Shares sold 261,129 1,845,545 720,047 5,265,710
Distribution reinvested — — 227,706 1,559,787
Shares redeemed (525,631) (3,667,564) (348,195) (2,509,876)
Net increase (decrease) (264,502) (1,822,019) 599,558 4,315,621
Total net decrease (1,566,326) (11,115,359) (149,164,309) (1,078,398,765)

Financial Highlights
Columbia Variable Portfolio - Long Government/Credit Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
14
Class
6/30/2026
12/31/2025
12/31/2024
12/31/2023
12/31/2022
12/31/2021
Class 1
less than 0.01%
less than 0.01%
less than 0.01%
less than 0.01%
less than 0.01%
less than 0.01%
Class 2
less than 0.01%
less than 0.01%
less than 0.01%
less than 0.01%
less than 0.01%
less than 0.01%
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 7 .10 0 .15 ( 0 .09 ) 0 .06 — — —
Year Ended 12/31/2025
$ 7 .28 0 .32 0 .11 0 .43 ( 0 .61 ) — ( 0 .61 )
Year Ended 12/31/2024
$ 7 .90 0 .31 ( 0 .63 ) ( 0 .32 ) ( 0 .30 ) — ( 0 .30 )
Year Ended 12/31/2023
$ 7 .64 0 .30 0 .22 0 .52 ( 0 .26 ) — ( 0 .26 )
Year Ended 12/31/2022
$ 11 .19 0 .27 ( 3 .30 ) ( 3 .03 ) ( 0 .25 ) ( 0 .27 ) ( 0 .52 )
Year Ended 12/31/2021
$ 12 .38 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .24 ) ( 0 .56 ) ( 0 .80 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 7 .08 0 .14 ( 0 .09 ) 0 .05 — — —
Year Ended 12/31/2025
$ 7 .26 0 .29 0 .12 0 .41 ( 0 .59 ) — ( 0 .59 )
Year Ended 12/31/2024
$ 7 .88 0 .29 ( 0 .63 ) ( 0 .34 ) ( 0 .28 ) — ( 0 .28 )
Year Ended 12/31/2023
$ 7 .62 0 .28 0 .22 0 .50 ( 0 .24 ) — ( 0 .24 )
Year Ended 12/31/2022
$ 11 .15 0 .25 ( 3 .28 ) ( 3 .03 ) ( 0 .23 ) ( 0 .27 ) ( 0 .50 )
Year Ended 12/31/2021
$ 12 .34 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .21 ) ( 0 .56 ) ( 0 .77 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Financial Highlights
(continued)
Columbia Variable Portfolio - Long Government/Credit Bond Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
15
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 7 .16 0 .85% 0 .54%
(c)
0 .47%
(c)
4 .31% 25% $ 344,940
Year Ended 12/31/2025
$ 7 .10 6 .24% 0 .51%
(c)
0 .48%
(c)
4 .29% 48% $ 351,416
Year Ended 12/31/2024
$ 7 .28 ( 4 .14% ) 0 .50%
(c)
0 .49%
(c)
4 .06% 41% $ 1,450,523
Year Ended 12/31/2023
$ 7 .90 6 .97% 0 .50%
(c)
0 .49%
(c)
3 .91% 50% $ 1,536,406
Year Ended 12/31/2022
$ 7 .64 ( 27 .55% ) 0 .50%
(c)
0 .50%
(c)
3 .13% 53% $ 1,458,011
Year Ended 12/31/2021
$ 11 .19 ( 3 .21% ) 0 .50%
(c)
0 .50%
(c)
2 .32% 48% $ 1,960,592
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 7 .13 0 .71% 0 .79%
(c)
0 .72%
(c)
4 .06% 25% $ 18,763
Year Ended 12/31/2025
$ 7 .08 5 .98% 0 .78%
(c)
0 .73%
(c)
4 .05% 48% $ 20,508
Year Ended 12/31/2024
$ 7 .26 ( 4 .39% ) 0 .75%
(c)
0 .74%
(c)
3 .81% 41% $ 16,681
Year Ended 12/31/2023
$ 7 .88 6 .68% 0 .75%
(c)
0 .74%
(c)
3 .69% 50% $ 17,467
Year Ended 12/31/2022
$ 7 .62 ( 27 .70% ) 0 .75%
(c)
0 .75%
(c)
2 .85% 53% $ 12,175
Year Ended 12/31/2021
$ 11 .15 ( 3 .47% ) 0 .75%
(c)
0 .75%
(c)
2 .07% 48% $ 19,183

Portfolio of Investments
Columbia Variable Portfolio - Small Cap Value Discovery Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
16
Issuer . Shares
.
Value ($)
Common Stocks 99 .6%
Communication Services 1.5%
Entertainment 0.1%
Gaia, Inc.
(a)
132,833 278,949
Playstudios, Inc.
(a)
459,387 229,234
Total 508,183
Interactive Media & Services 0.6%
fuboTV, Inc., Class A
(a)
127,630 1,174,196
Webtoon Entertainment, Inc.
(a)
137,386 1,568,948
Total 2,743,144
Media 0.8%
Criteo SA ADR
(a)
76,810 1,404,087
DoubleVerify Holdings, Inc.
(a)
218,070 2,363,879
Total 3,767,966
Total Communication Services 7,019,293
Consumer Discretionary 11.7%
Automobile Components 1.2%
Fox Factory Holding Corp.
(a)
57,410 972,812
Gentherm, Inc.
(a)
54,073 1,844,430
Versigent PLC
(a)
60,270 2,531,943
Total 5,349,185
Automobiles 0.5%
Thor Industries, Inc. 32,050 2,408,878
Distributors 0.4%
Educational Development Corp.
(a)
72,974 110,191
Gold.com, Inc. 39,460 1,641,930
Total 1,752,121
Household Durables 4.9%
Bassett Furniture Industries, Inc. 43,668 773,797
Beazer Homes USA, Inc.
(a)
44,650 1,252,433
Cavco Industries, Inc.
(a)
4,968 3,052,240
Century Communities, Inc. 41,181 2,951,030
Ethan Allen Interiors, Inc. 42,238 943,597
Hamilton Beach Brands Holding Co., Class A 65,992 1,519,796
Helen of Troy Ltd.
(a)
79,617 2,314,466
Hooker Furnishings Corp. 80,027 1,426,881
Legacy Housing Corp.
(a)
60,294 1,583,923
Meritage Homes Corp. 67,570 5,665,745
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Universal Electronics, Inc.
(a)
131,835 628,853
Total 22,112,761
Leisure Products 0.9%
Polaris, Inc. 58,543 4,006,683
Specialty Retail 2.2%
Advance Auto Parts, Inc. 69,077 4,297,971
America's Car-Mart, Inc.
(a)
70,930 197,895
Brilliant Earth Group, Inc., Class A 116,298 131,417
Designer Brands, Inc., Class A 169,197 986,419
National Vision Holdings, Inc.
(a)
132,143 2,512,038
OneWater Marine, Inc., Class A
(a)
85,131 959,426
Zumiez, Inc.
(a)
40,510 721,078
Total 9,806,244
Textiles, Apparel & Luxury Goods 1.6%
Carter's, Inc. 52,350 2,154,726
Culp, Inc.
(a)
139,640 432,884
Fossil Group, Inc.
(a)
166,393 688,867
Movado Group, Inc. 78,779 3,096,802
Oxford Industries, Inc. 26,340 918,476
Total 7,291,755
Total Consumer Discretionary 52,727,627
Consumer Staples 4.1%
Beverages 0.6%
Boston Beer Co., Inc., Class A
(a)
10,401 1,841,289
MGP Ingredients, Inc. 56,386 987,883
Total 2,829,172
Consumer Staples Distribution & Retail
1.1%
Andersons, Inc. 48,365 3,308,166
Grocery Outlet Holding Corp.
(a)
152,640 1,523,347
Total 4,831,513
Food Products 1.2%
Del Monte Corp. 321 8,959
Dole PLC 141,690 1,943,988
John B Sanfilippo & Son, Inc. 17,251 1,483,413
Limoneira Co. 65,610 861,459
Utz Brands, Inc. 137,260 1,056,902
Total 5,354,721

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Cap Value Discovery Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
17
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Personal Care Products 1.2%
Coty, Inc., Class A
(a)
945,200 2,041,632
Edgewell Personal Care Co. 98,646 2,649,632
Honest Co., Inc.
(a)
202,981 742,910
Total 5,434,174
Total Consumer Staples 18,449,580
Energy 6.9%
Energy Equipment & Services 2.3%
Atlas Energy Solutions, Inc. 138,190 2,295,336
DMC Global, Inc.
(a)
163,463 949,720
National Energy Services Reunited Corp.
(a)
71,774 2,148,196
Natural Gas Services Group, Inc. 48,202 2,079,434
Pason Systems, Inc. 115,929 1,007,865
TETRA Technologies, Inc.
(a)
189,458 2,146,559
Total 10,627,110
Oil, Gas & Consumable Fuels 4.6%
Delek U.S. Holdings, Inc. 66,940 3,401,221
FutureFuel Corp. 166,353 751,916
Green Plains, Inc.
(a)
95,260 1,465,099
Infinity Natural Resources, Inc., Class A
(a)
94,940 1,205,738
Kinetik Holdings, Inc. 68,437 3,308,245
PBF Energy, Inc., Class A 107,350 4,886,571
Scorpio Tankers, Inc. 22,935 1,588,478
Talos Energy, Inc.
(a)
166,256 2,146,365
W&T Offshore, Inc. 450,386 1,418,716
Total 20,172,349
Total Energy 30,799,459
Financials 21.1%
Banks 8.4%
Banc of California, Inc. 185,310 3,785,883
Bank of Marin Bancorp 50,096 1,387,659
BankUnited, Inc. 87,492 4,238,987
CNB Financial Corp. 49,340 1,663,251
Firstsun Capital Bancorp
(a)
74,474 2,888,102
Flagstar Bank NA 407,210 6,083,718
Hilltop Holdings, Inc. 65,850 2,553,663
MVB Financial Corp. 34,491 1,000,584
Northrim BanCorp, Inc. 37,420 1,038,031
Provident Financial Holdings, Inc. 41,925 721,110
Riverview Bancorp, Inc. 123,580 671,039
Issuer . Shares
.
Value ($)
Common Stocks (continued)
SB Financial Group, Inc. 30,593 773,085
Shore Bancshares, Inc. 52,770 1,211,072
Southern First Bancshares, Inc.
(a)
29,966 1,830,923
Towne Bank 67,117 2,432,320
WaFd, Inc. 97,413 3,737,737
Western New England Bancorp, Inc. 100,745 1,440,654
Total 37,457,818
Capital Markets 0.0%
Donnelley Financial Solutions, Inc.
(a)
4,804 201,528
Financial Services 7.9%
Alerus Financial Corp. 39,295 1,222,075
Bladex, Inc. 43,181 2,654,336
Essent Group Ltd. 80,073 5,147,091
Euronet Worldwide, Inc.
(a)
41,788 3,058,464
EVERTEC, Inc. 93,226 2,589,818
Flywire Corp.
(a)
136,850 2,404,455
Pagseguro Digital Ltd., Class A 167,440 1,515,332
Payoneer Global, Inc.
(a)
383,997 2,734,059
PennyMac Financial Services, Inc. 50,070 4,361,096
Security National Financial Corp., Class A
(a)
106,210 1,029,175
UWM Holdings Corp. 1,446,530 3,312,554
Walker & Dunlop, Inc. 58,680 3,209,796
Western Union Co. 320,900 2,470,930
Total 35,709,181
Insurance 2.6%
F&G Annuities & Life, Inc. 133,749 3,556,386
Global Indemnity Group LLC, Class A 49,357 1,233,925
Greenlight Capital Re Ltd., Class A
(a)
93,399 1,511,196
Horace Mann Educators Corp. 49,314 2,547,068
Neptune Insurance Holdings, Inc., Class A
(a)
94,998 2,992,437
Total 11,841,012
Mortgage Real Estate Investment 2.2%
ARMOUR Residential REIT, Inc. 189,260 3,302,587
Dynex Capital, Inc. 310,750 4,073,932
Orchid Island Capital, Inc. 228,480 1,592,506
Redwood Trust, Inc. 198,090 938,947
Total 9,907,972
Total Financials 95,117,511

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Cap Value Discovery Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
18
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Health Care 8.1%
Biotechnology 0.6%
Annexon, Inc.
(a)
251,535 1,436,265
Atossa Therapeutics, Inc.
(a)
36,383 70,219
Olema Pharmaceuticals, Inc.
(a)
98,700 1,234,737
Total 2,741,221
Health Care Equipment & Supplies 2.1%
CONMED Corp. 30,116 985,697
Embecta Corp. 246,450 803,427
Inogen, Inc.
(a)
116,530 751,619
Neogen Corp.
(a)
257,934 2,318,827
Teleflex, Inc. 30,610 3,880,123
Varex Imaging Corp.
(a)
87,163 909,110
Total 9,648,803
Health Care Providers & Services 3.4%
Acadia Healthcare Co., Inc.
(a)
79,180 2,338,185
AdaptHealth Corp.
(a)
119,265 1,242,741
Ardent Health, Inc.
(a)
185,951 1,829,758
Astrana Health, Inc.
(a)
53,000 2,459,730
Fulgent Genetics, Inc.
(a)
71,752 1,472,351
PACS Group, Inc.
(a)
105,601 4,502,826
Viemed Healthcare, Inc.
(a)
102,520 1,168,728
Total 15,014,319
Health Care Technology 0.8%
Certara, Inc.
(a)
231,440 1,515,932
Teladoc Health, Inc.
(a)
250,600 2,125,088
Total 3,641,020
Life Sciences Tools & Services 0.9%
Azenta, Inc.
(a)
87,955 2,244,611
Codexis, Inc.
(a)
481,660 1,088,552
Quanterix Corp.
(a)
124,655 538,510
Total 3,871,673
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.
(a)
16,119 1,334,331
Total Health Care 36,251,367
Industrials 16.4%
Air Freight & Logistics 0.4%
Radiant Logistics, Inc.
(a)
194,421 1,839,223
Building Products 1.7%
Louisiana-Pacific Corp. 42,903 3,374,750
Issuer . Shares
.
Value ($)
Common Stocks (continued)
UFP Industries, Inc. 46,776 4,244,454
Total 7,619,204
Commercial Services & Supplies 1.5%
ACCO Brands Corp. 185,400 771,264
Healthcare Services Group, Inc.
(a)
105,350 2,587,396
HNI Corp. 81,083 3,276,564
Total 6,635,224
Electrical Equipment 0.5%
GrafTech International Ltd.
(a)
50,189 296,617
Shoals Technologies Group, Inc., Class A
(a)
178,860 1,770,714
Total 2,067,331
Ground Transportation 2.6%
ArcBest Corp. 26,830 3,851,178
Heartland Express, Inc. 128,224 1,951,569
Marten Transport Ltd. 121,850 2,114,098
Werner Enterprises, Inc. 83,230 3,629,660
Total 11,546,505
Machinery 4.3%
Eastern Co. 27,900 777,015
Energy Recovery, Inc.
(a)
85,607 772,175
Hurco Cos., Inc.
(a)
38,867 889,860
JBT Marel Corp. 43,971 6,375,795
Omega Flex, Inc. 29,011 910,655
Taylor Devices, Inc.
(a)
17,160 1,006,949
Terex Corp. 82,770 5,991,720
Twin Disc, Inc. 33,480 776,736
Wabash National Corp. 148,610 2,006,235
Total 19,507,140
Marine Transportation 1.1%
Costamare Bulkers Holdings Ltd.
(a)
53,908 946,624
Costamare, Inc. 116,052 1,627,050
Kirby Corp.
(a)
20,177 2,743,467
Total 5,317,141
Passenger Airlines 0.8%
Alaska Air Group, Inc.
(a)
72,440 3,781,368
Professional Services 3.5%
CBIZ, Inc.
(a)
68,880 2,209,670
IBEX Holdings Ltd.
(a)
40,146 1,219,234
ICF International, Inc. 36,800 2,681,248
Korn Ferry 46,450 3,092,641

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Cap Value Discovery Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
19
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Legalzoom.com, Inc.
(a)
202,300 1,240,099
Parsons Corp.
(a)
78,480 4,111,567
Verra Mobility Corp.
(a)
269,550 1,145,588
Total 15,700,047
Total Industrials 74,013,183
Information Technology 7.9%
Communications Equipment 0.6%
NetScout Systems, Inc.
(a)
58,930 2,566,402
Electronic Equipment, Instruments &
Components 4.6%
Airgain, Inc.
(a)
101,523 639,595
Crane NXT Co. 61,320 3,137,131
Insight Enterprises, Inc.
(a)
19,770 2,407,986
Itron, Inc.
(a)
47,820 4,137,865
Luna Innovations, Inc.
(a)
439,777 549,721
Methode Electronics, Inc. 227,754 4,320,492
Vishay Precision Group, Inc.
(a)
11,857 1,777,483
Vontier Corp. 135,780 3,937,620
Total 20,907,893
IT Services 0.7%
Commerce.com, Inc.
(a)
244,850 724,756
Everforth, Inc.
(a)
88,215 1,576,402
Grid Dynamics Holdings, Inc.
(a)
119,890 680,975
Total 2,982,133
Semiconductors & Semiconductor
Equipment 0.1%
Valens Semiconductor Ltd.
(a)
214,480 484,725
Software 1.7%
Cognyte Software Ltd.
(a)
108,609 953,587
Dolby Laboratories, Inc., Class A 75,425 3,965,847
N-able, Inc.
(a)
204,660 751,102
nCino, Inc.
(a)
126,866 2,074,259
Upland Software, Inc.
(a)
19,422 90,701
Total 7,835,496
Technology Hardware, Storage &
Peripherals 0.2%
Turtle Beach Corp.
(a)
62,200 774,390
Total Information Technology 35,551,039
Materials 7.1%
Chemicals 2.9%
Aspen Aerogels, Inc.
(a)
199,330 1,263,752
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Chemours Co. 131,923 2,707,060
Ecovyst, Inc.
(a)
186,590 2,323,046
Koppers Holdings, Inc. 31,030 1,393,247
Minerals Technologies, Inc. 43,960 3,251,722
Stepan Co. 36,710 2,045,481
Total 12,984,308
Containers & Packaging 0.6%
Greif, Inc., Class A 36,911 2,749,500
Metals & Mining 3.3%
Ampco-Pittsburgh Corp.
(a)
114,758 992,657
Centerra Gold, Inc. 166,530 2,640,762
Compass Minerals International, Inc.
(a)
50,580 1,574,555
Ferroglobe PLC 274,799 873,861
Metallus, Inc.
(a)
84,978 1,588,239
Ryerson Holding Corp. 94,866 2,334,652
Sunshine Silver Mining & Refining Co.
(a)
102,299 1,352,393
Torex Gold Resources, Inc. 60,904 2,424,136
Vizsla Silver Corp.
(a)
330,341 1,085,414
Total 14,866,669
Paper & Forest Products 0.3%
Clearwater Paper Corp.
(a)
32,004 501,823
Magnera Corp.
(a)
58,733 690,112
Total 1,191,935
Total Materials 31,792,412
Real Estate 13.6%
Diversified REITs 1.0%
AH Realty Trust, Inc. 205,030 1,451,612
American Assets Trust, Inc. 118,537 2,926,679
Total 4,378,291
Health Care REITs 0.3%
Community Healthcare Trust, Inc. 70,920 1,296,418
Hotel & Resort REITs 2.0%
Chatham Lodging Trust 154,040 2,037,949
Park Hotels & Resorts, Inc. 196,740 2,803,545
RLJ Lodging Trust 357,000 4,230,450
Total 9,071,944
Industrial REITs 0.8%
Americold Realty Trust, Inc. 240,415 3,779,324
Office REITs 3.9%
Brandywine Realty Trust 560,750 1,777,578

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Cap Value Discovery Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
20
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
1,236,675
54,866,270
(53,577,143)
(251)
2,525,551
—
(2,312)
29,332
2,527,067
1
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
COPT Defense Properties 107,530 3,913,016
Douglas Emmett, Inc. 226,290 2,670,222
Empire State Realty Trust, Inc., Class A 334,760 1,811,052
Highwoods Properties, Inc. 112,120 3,381,538
Hudson Pacific Properties, Inc.
(a)
121,060 1,838,901
Piedmont Realty Trust, Inc.
(a)
215,132 1,968,458
Total 17,360,765
Real Estate Management & Development
2.0%
Cushman & Wakefield Ltd.
(a)
275,110 3,683,723
Douglas Elliman, Inc.
(a)
470,098 832,073
Forestar Group, Inc.
(a)
66,370 2,100,611
Newmark Group, Inc., Class A 170,152 2,570,997
Total 9,187,404
Retail REITs 1.5%
FrontView REIT, Inc. 58,390 1,181,230
Kite Realty Group Trust 163,960 4,653,184
Saul Centers, Inc. 27,194 1,016,784
Total 6,851,198
Specialized REITs 2.1%
Four Corners Property Trust, Inc. 115,360 2,832,088
Rayonier, Inc. 202,859 4,316,840
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Safehold, Inc. 142,790 2,241,803
Total 9,390,731
Total Real Estate 61,316,075
Utilities 1.2%
Gas Utilities 1.2%
National Fuel Gas Co. 51,315 3,962,031
RGC Resources, Inc. 59,968 1,433,235
Total 5,395,266
Total Utilities 5,395,266
Total Common Stocks
(Cost $ 412,505,340 ) 448,432,812
. Shares
.
Value ($)
Money Market Funds 0 .6%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
2,527,067 2,525,551
1 1 1
Total Money Market Funds
(Cost $ 2,525,803 ) 2,525,551
Total Investments in Securities
(Cost $ 415,031,143 ) 450,958,363
Other Assets & Liabilities, Net (1,081,780)
Net Assets 449,876,583
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Cap Value Discovery Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
21
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 7,019,293 — — 7,019,293
Consumer Discretionary 52,727,627 — — 52,727,627
Consumer Staples 18,449,580 — — 18,449,580
Energy 30,799,459 — — 30,799,459
Financials 95,117,511 — — 95,117,511
Health Care 36,251,367 — — 36,251,367
Industrials 74,013,183 — — 74,013,183
Information Technology 35,551,039 — — 35,551,039
Materials 31,792,412 — — 31,792,412
Real Estate 61,316,075 — — 61,316,075
Utilities 5,395,266 — — 5,395,266
Total Common Stocks 448,432,812 — — 448,432,812
Money Market Funds 2,525,551 — — 2,525,551
Total Investments in Securities 450,958,363 — — 450,958,363

Statement of Assets and Liabilities
Columbia Variable Portfolio - Small Cap Value Discovery Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
22
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $412,505,340) $ 448,432,812
Affiliated issuers (cost $2,525,803) 2,525,551
Cash 48,683
Foreign currency (cost $23,151) 23,192
Receivable for: –
Investments sold 2,245,241
Capital shares sold 6,538
Dividends 713,699
Foreign tax reclaims 14,220
Expense reimbursement due from Investment Manager 7,983
Prepaid expenses 586
Deferred compensation of board members 162,930
Total assets 454,181,435
Liabilities
Payable for: —
Investments purchased 3,185,055
Capital shares redeemed 763,965
Management services fees 64,758
Distribution and/or service fees 8,571
Service fees 39,353
Compensation of chief compliance officer 33
Compensation of board members 1,462
Other expenses 33,608
Deferred compensation of board members 208,047
Total liabilities 4,304,852
Net assets applicable to outstanding capital stock $ 449,876,583
Represented by
Paid in capital
$ 304,261,989
Total distributable earnings (loss) 145,614,594
Total - representing net assets applicable to outstanding capital stock $ 449,876,583
Class 1
Net assets
$ 241,100,035
Shares outstanding
15,954,059
Net asset value per share
$ 15.11
Class 2
Net assets
$ 208,776,548
Shares outstanding
14,065,940
Net asset value per share
$ 14.84

Statement of Operations
Columbia Variable Portfolio - Small Cap Value Discovery Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
23
Net investment income
Income:
Dividends - unaffiliated issuers $ 4,853,266
Dividends - affiliated issuers 29,332
Foreign taxes withheld (8,248)
Total income 4,874,350
Expenses:
Management services fees 1,835,933
Distribution and/or service fees –
Class 2 236,800
Service fees 190,633
Custodian fees 9,772
Printing and postage fees 9,417
Accounting services fees 16,239
Legal fees 10,879
Interest on interfund lending 1,890
Compensation of chief compliance officer 34
Compensation of board members 7,615
Deferred compensation of board members 7,144
Other 13,981
Total expenses 2,340,337
Fees waived or expenses reimbursed by Investment Manager and its affiliates (244,441)
Total net expenses 2,095,896
Net investment income 2,778,454
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 45,875,592
Investments - affiliated issuers (2,312)
Foreign currency translations (968)
Net realized gain 45,872,312
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 28,225,474
Investments - affiliated issuers (251)
Foreign currency translations (368)
Net change in unrealized appreciation 28,224,855
Net realized and unrealized gain 74,097,167
Net increase in net assets resulting from operations $ 76,875,621

Statement of Changes in Net Assets
Columbia Variable Portfolio - Small Cap Value Discovery Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
24
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 2,778,454 $ 3,641,081
Net realized gain 45,872,312 59,406,722
Net change in unrealized appreciation (depreciation) 28,224,855 (3,338,708)
Net increase in net assets resulting from operations 76,875,621 59,709,095
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 — (40,280,496)
Class 2 — (37,440,096)
Total distributions to shareholders — (77,720,592)
Decrease in net assets from capital stock activity (37,323,372) (20,090,739)
Total increase (decrease) in net assets 39,552,249 (38,102,236)
Net Assets: – –
Net assets at beginning of period 410,324,334 448,426,570
Net assets at end of period $ 449,876,583 $ 410,324,334
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 339,707 4,568,852 631,737 7,794,327
Distribution reinvested — — 3,635,424 40,280,496
Shares redeemed (2,507,564) (35,162,750) (3,136,289) (39,319,608)
Net increase (decrease) (2,167,857) (30,593,898) 1,130,872 8,755,215
Class 2
Shares sold 527,642 7,105,111 743,027 9,016,842
Distribution reinvested — — 3,431,723 37,440,096
Shares redeemed (1,025,342) (13,834,585) (6,237,023) (75,302,892)
Net decrease (497,700) (6,729,474) (2,062,273) (28,845,954)
Total net decrease (2,665,557) (37,323,372) (931,401) (20,090,739)

Financial Highlights
Columbia Variable Portfolio - Small Cap Value Discovery Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
26
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 12 .65 0 .10 2 .36 2 .46 — — —
Year Ended 12/31/2025
$ 13 .43 0 .12 1 .55 1 .67 ( 0 .17 ) ( 2 .28 ) ( 2 .45 )
Year Ended 12/31/2024
$ 12 .98 0 .09 1 .06 1 .15 ( 0 .11 ) ( 0 .59 ) ( 0 .70 )
Year Ended 12/31/2023
$ 11 .50 0 .09 2 .37 2 .46 ( 0 .10 ) ( 0 .88 ) ( 0 .98 )
Year Ended 12/31/2022
$ 20 .75 0 .10 ( 1 .93 ) ( 1 .83 ) ( 0 .14 ) ( 7 .28 ) ( 7 .42 )
Year Ended 12/31/2021
$ 16 .17 0 .12 4 .59 4 .71 ( 0 .13 ) — ( 0 .13 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 12 .44 0 .08 2 .32 2 .40 — — —
Year Ended 12/31/2025
$ 13 .25 0 .09 1 .51 1 .60 ( 0 .13 ) ( 2 .28 ) ( 2 .41 )
Year Ended 12/31/2024
$ 12 .81 0 .06 1 .05 1 .11 ( 0 .08 ) ( 0 .59 ) ( 0 .67 )
Year Ended 12/31/2023
$ 11 .35 0 .06 2 .34 2 .40 ( 0 .06 ) ( 0 .88 ) ( 0 .94 )
Year Ended 12/31/2022
$ 20 .58 0 .06 ( 1 .92 ) ( 1 .86 ) ( 0 .09 ) ( 7 .28 ) ( 7 .37 )
Year Ended 12/31/2021
$ 16 .06 0 .06 4 .56 4 .62 ( 0 .10 ) — ( 0 .10 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interfund lending expense which is less than 0.01%.
(d) Ratios include line of credit interest expense which is less than 0.01%.

Financial Highlights
(continued)
Columbia Variable Portfolio - Small Cap Value Discovery Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
27
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 15 .11 19 .45% 1 .00%
(c)
0 .88%
(c)
1 .42% 32% $ 241,100
Year Ended 12/31/2025
$ 12 .65 14 .99% 1 .01%
(c) ,(d)
0 .87%
(c) ,(d)
0 .99% 79% $ 229,194
Year Ended 12/31/2024
$ 13 .43 8 .87% 0 .99%
(c)
0 .87%
(c)
0 .71% 45% $ 228,202
Year Ended 12/31/2023
$ 12 .98 21 .94% 0 .98%
(c)
0 .88%
(c)
0 .73% 59% $ 323,832
Year Ended 12/31/2022
$ 11 .50 ( 8 .69% ) 0 .95%
(c)
0 .88%
(c)
0 .67% 52% $ 319,024
Year Ended 12/31/2021
$ 20 .75 29 .19% 0 .97%
(c)
0 .88%
(c)
0 .58% 69% $ 403,571
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 14 .84 19 .29% 1 .25%
(c)
1 .13%
(c)
1 .19% 32% $ 208,777
Year Ended 12/31/2025
$ 12 .44 14 .66% 1 .25%
(c) ,(d)
1 .12%
(c) ,(d)
0 .73% 79% $ 181,130
Year Ended 12/31/2024
$ 13 .25 8 .67% 1 .24%
(c)
1 .12%
(c)
0 .49% 45% $ 220,224
Year Ended 12/31/2023
$ 12 .81 21 .67% 1 .23%
(c)
1 .13%
(c)
0 .50% 59% $ 219,452
Year Ended 12/31/2022
$ 11 .35 ( 8 .97% ) 1 .20%
(c)
1 .13%
(c)
0 .43% 52% $ 193,256
Year Ended 12/31/2021
$ 20 .58 28 .80% 1 .21%
(c)
1 .13%
(c)
0 .31% 69% $ 238,267

Portfolio of Investments
Columbia Variable Portfolio - Small Company Growth Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
28
Issuer . Shares
.
Value ($)
Common Stocks 98 .3%
Communication Services 6.9%
Diversified Telecommunication Services
1.2%
Bandwidth, Inc., Class A
(a)
30,837 1,951,982
Globalstar, Inc.
(a)
16,145 1,312,427
Total 3,264,409
Entertainment 5.7%
IMAX Corp.
(a)
84,147 3,354,099
Lionsgate Studios Corp.
(a)
168,489 2,579,567
Madison Square Garden Entertainment Corp.
(a)
9,591 775,816
Sphere Entertainment Co.
(a)
46,172 7,989,141
Total 14,698,623
Total Communication Services 17,963,032
Consumer Discretionary 11.6%
Automobile Components 0.8%
Patrick Industries, Inc. 23,430 2,103,545
Broadline Retail 0.9%
Ollie's Bargain Outlet Holdings, Inc.
(a)
31,495 2,421,336
Hotels, Restaurants & Leisure 7.9%
Brinker International, Inc.
(a)
40,487 6,801,817
Cava Group, Inc.
(a)
36,533 2,867,110
Dutch Bros, Inc., Class A
(a)
46,056 3,307,281
Navan, Inc., Class A
(a)
77,123 1,763,803
Red Rock Resorts, Inc., Class A 21,823 1,419,804
Rush Street Interactive, Inc.
(a)
149,828 4,455,885
Total 20,615,700
Specialty Retail 2.0%
Boot Barn Holdings, Inc.
(a)
2,662 437,287
Victoria's Secret & Co.
(a)
57,624 4,810,451
Total 5,247,738
Total Consumer Discretionary 30,388,319
Consumer Staples 1.4%
Beverages 0.9%
Vita Coco Co., Inc.
(a)
35,203 2,328,327
Consumer Staples Distribution & Retail
0.5%
Sprouts Farmers Market, Inc.
(a)
16,802 1,421,113
Total Consumer Staples 3,749,440
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Energy 3.8%
Energy Equipment & Services 2.9%
Archrock, Inc. 24,934 1,015,063
Cactus, Inc., Class A 14,691 752,620
Kodiak Gas Services, Inc. 18,463 1,387,125
Liberty Energy, Inc. 111,490 2,919,924
National Energy Services Reunited Corp.
(a)
46,895 1,403,567
Total 7,478,299
Oil, Gas & Consumable Fuels 0.9%
Centrus Energy Corp., Class A
(a)
5,223 876,785
Golar LNG Ltd. 24,376 1,214,900
Sable Offshore Corp.
(a)
52,112 160,505
Total 2,252,190
Total Energy 9,730,489
Financials 3.3%
Banks 1.7%
Axos Financial, Inc.
(a)
19,803 1,928,614
Bancorp, Inc.
(a)
41,050 2,571,372
Total 4,499,986
Capital Markets 1.6%
Moelis & Co., Class A 32,980 2,157,552
Perella Weinberg Partners 121,649 1,941,518
Total 4,099,070
Total Financials 8,599,056
Health Care 25.4%
Biotechnology 8.7%
Absci Corp.
(a)
154,210 1,787,294
Avalo Therapeutics, Inc.
(a)
17,631 325,821
Bicara Therapeutics, Inc.
(a)
14,360 426,348
Bridgebio Pharma, Inc.
(a)
32,176 2,396,468
Climb Bio, Inc.
(a)
36,639 477,773
Dianthus Therapeutics, Inc.
(a)
16,859 1,643,415
DNA Script SAS
(b),(c),(d)
1,585 174,854
Immix Biopharma, Inc.
(a)
30,390 313,321
Insmed, Inc.
(a)
12,557 1,338,827
Kailera Therapeutics, Inc.
(a)
44,521 980,798
Madrigal Pharmaceuticals, Inc.
(a)
5,151 2,765,830
Mirum Pharmaceuticals, Inc.
(a)
17,841 2,088,646

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Company Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
29
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Newamsterdam Pharma Co. NV
(a)
30,325 1,027,714
Praxis Precision Medicines, Inc.
(a)
2,439 816,553
Rhythm Pharmaceuticals, Inc.
(a)
6,714 745,455
Solid Biosciences, Inc.
(a)
119,565 1,194,454
Spyre Therapeutics, Inc.
(a)
9,035 802,127
Tectonic Therapeutic, Inc.
(a)
8,302 285,381
Twist Bioscience Corp.
(a)
17,918 1,843,404
Vaxcyte, Inc.
(a)
11,871 690,061
Xenon Pharmaceuticals, Inc.
(a)
13,437 811,057
Total 22,935,601
Health Care Equipment & Supplies 3.2%
Glaukos Corp.
(a)
29,455 4,116,631
ICU Medical, Inc.
(a)
29,230 4,285,118
Total 8,401,749
Health Care Providers & Services 5.2%
Billiontoone, Inc., Class A
(a)
6,940 832,661
BrightSpring Health Services, Inc.
(a)
47,399 3,305,606
Guardant Health, Inc.
(a)
36,708 5,507,301
PACS Group, Inc.
(a)
42,154 1,797,447
RadNet, Inc.
(a)
32,586 2,009,579
Total 13,452,594
Health Care Technology 0.2%
Sophia Genetics SA
(a)
84,494 487,530
Life Sciences Tools & Services 6.5%
Adaptive Biotechnologies Corp.
(a)
60,054 1,288,158
Alamar Biosciences, Inc.
(a)
23,757 643,577
Charles River Laboratories International, Inc.
(a)
16,807 3,811,660
ICON PLC
(a)
31,094 5,401,339
Personalis, Inc.
(a)
84,378 1,130,665
Repligen Corp.
(a)
34,617 4,723,143
Total 16,998,542
Pharmaceuticals 1.6%
Axsome Therapeutics, Inc.
(a)
11,096 2,715,968
Crinetics Pharmaceuticals, Inc.
(a)
20,192 755,585
EyePoint, Inc.
(a)
42,617 609,423
Total 4,080,976
Total Health Care 66,356,992
Industrials 24.6%
Aerospace & Defense 2.8%
Karman Holdings, Inc.
(a)
114,621 5,721,880
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Red Cat Holdings, Inc.
(a)
41,712 444,233
VSE Corp. 5,445 1,244,183
Total 7,410,296
Building Products 4.2%
AAON, Inc. 30,578 3,879,125
Builders FirstSource, Inc.
(a)
20,781 1,859,484
Modine Manufacturing Co.
(a)
19,883 5,309,159
Total 11,047,768
Construction & Engineering 4.3%
Cardinal Infrastructure Group, Inc., Class A
(a)
34,789 3,277,124
Construction Partners, Inc., Class A
(a)
13,006 1,544,723
Legence Corp., Class A
(a)
29,766 2,536,956
MYR Group, Inc.
(a)
7,576 3,791,029
Total 11,149,832
Electrical Equipment 4.3%
Babcock & Wilcox Enterprises, Inc.
(a)
303,995 4,286,330
Bloom Energy Corp., Class A
(a)
9,661 2,924,385
Dpc Holdings Ltd.
(a)
24,129 1,183,769
ERock, Inc., Class A
(a)
107,500 1,558,750
Powell Industries, Inc. 4,101 1,174,362
Total 11,127,596
Ground Transportation 3.2%
Knight-Swift Transportation Holdings, Inc. 54,092 4,212,144
Ryder System, Inc. 7,109 1,875,141
Saia, Inc.
(a)
5,391 2,270,474
Total 8,357,759
Machinery 4.9%
Flowserve Corp. 15,213 1,128,196
Helios Technologies, Inc. 22,430 2,001,878
RBC Bearings, Inc.
(a)
8,897 5,730,201
Standex International Corp. 10,908 3,901,464
Total 12,761,739
Trading Companies & Distributors 0.9%
SiteOne Landscape Supply, Inc.
(a)
20,529 2,348,723
Total Industrials 64,203,713
Information Technology 19.3%
Communications Equipment 0.5%
Applied Optoelectronics, Inc.
(a)
9,493 1,406,483

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Company Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
30
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
DNA Script SAS
10/01/2021
1,585
1,382,080
174,854
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Electronic Equipment, Instruments &
Components 2.8%
Coherent Corp.
(a)
4,813 1,898,584
nLight, Inc.
(a)
8,253 574,574
OSI Systems, Inc.
(a)
8,456 1,849,327
Rogers Corp.
(a)
8,444 1,382,536
Unusual Machines, Inc.
(a)
82,010 1,828,823
Total 7,533,844
IT Services 2.9%
DigitalOcean Holdings, Inc.
(a)
47,874 7,517,654
Semiconductors & Semiconductor
Equipment 4.7%
Credo Technology Group Holding Ltd.
(a)
7,650 2,080,418
Onto Innovation, Inc.
(a)
12,420 4,700,348
Semtech Corp.
(a)
8,441 1,366,176
SiTime Corp.
(a)
3,806 2,837,601
Wolfspeed, Inc.
(a)
25,863 1,247,890
Total 12,232,433
Software 8.4%
Appfolio, Inc., Class A
(a)
6,193 993,048
Dynatrace, Inc.
(a)
41,989 1,843,737
Guidewire Software, Inc.
(a)
4,163 512,257
Hut 8 Corp.
(a)
52,962 6,114,198
InterDigital, Inc. 14,784 4,185,794
Riot Platforms, Inc.
(a)
183,265 5,017,796
ServiceTitan, Inc., Class A
(a)
15,067 1,065,388
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Terawulf, Inc.
(a)
88,990 2,198,053
Total 21,930,271
Total Information Technology 50,620,685
Materials 1.6%
Chemicals 0.6%
Solstice Advanced Materials, Inc. 18,572 1,645,479
Metals & Mining 1.0%
Hecla Mining Co. 119,957 1,850,936
U.S. Antimony Corp.
(a)
105,641 766,954
Total 2,617,890
Total Materials 4,263,369
Utilities 0.4%
Independent Power and Renewable
Electricity Producers 0.4%
Fervo Energy Co., Class A
(a)
35,422 1,035,385
Total Utilities 1,035,385
Total Common Stocks
(Cost $ 212,504,803 ) 256,910,480
. Shares
.
Value ($)
Money Market Funds 2 .1%
Columbia Short-Term Cash Fund, 3.767%
(e),(f)
5,410,005 5,406,759
1 1 1
Total Money Market Funds
(Cost $ 5,407,203 ) 5,406,759
Total Investments in Securities
(Cost $ 217,912,006 ) 262,317,239
Other Assets & Liabilities, Net (1,160,934)
Net Assets 261,156,305
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $174,854, which represents 0.07%
of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$174,854, which represents 0.07% of total net assets.

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Company Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
31
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
6,591,010
100,416,311
(101,600,118)
(444)
5,406,759
—
2,721
100,361
5,410,005
1
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
(e) The rate shown is the seven-day current annualized yield at June 30, 2026.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 17,963,032 — — 17,963,032
Consumer Discretionary 30,388,319 — — 30,388,319
Consumer Staples 3,749,440 — — 3,749,440
Energy 9,730,489 — — 9,730,489

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Small Company Growth Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
32
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Financials 8,599,056 — — 8,599,056
Health Care 66,182,138 — 174,854 66,356,992
Industrials 64,203,713 — — 64,203,713
Information Technology 50,620,685 — — 50,620,685
Materials 4,263,369 — — 4,263,369
Utilities 1,035,385 — — 1,035,385
Total Common Stocks 256,735,626 — 174,854 256,910,480
Money Market Funds 5,406,759 — — 5,406,759
Total Investments in Securities 262,142,385 — 174,854 262,317,239
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Variable Portfolio - Small Company Growth Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
33
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $212,504,803) $ 256,910,480
Affiliated issuers (cost $5,407,203) 5,406,759
Cash 19,942
Receivable for: –
Capital shares sold 27,880
Dividends 19,038
Expense reimbursement due from Investment Manager 2,743
Prepaid expenses 488
Deferred compensation of board members 113,579
Total assets 262,500,909
Liabilities
Payable for: —
Capital shares redeemed 1,100,439
Management services fees 37,185
Distribution and/or service fees 158
Service fees 10,066
Compensation of chief compliance officer 19
Compensation of board members 1,270
Other expenses 26,815
Deferred compensation of board members 168,652
Total liabilities 1,344,604
Net assets applicable to outstanding capital stock $ 261,156,305
Represented by
Paid in capital
$ 123,570,956
Total distributable earnings (loss) 137,585,349
Total - representing net assets applicable to outstanding capital stock $ 261,156,305
Class 1
Net assets
$ 256,848,474
Shares outstanding
13,133,042
Net asset value per share
$ 19.56
Class 2
Net assets
$ 4,307,831
Shares outstanding
256,199
Net asset value per share
$ 16.81

Statement of Operations
Columbia Variable Portfolio - Small Company Growth Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
34
Net investment income
Income:
Dividends - unaffiliated issuers $ 275,154
Dividends - affiliated issuers 100,361
Total income 375,515
Expenses:
Management services fees 1,041,674
Distribution and/or service fees –
Class 2 801
Service fees 31,341
Custodian fees 7,318
Printing and postage fees 6,029
Accounting services fees 16,239
Legal fees 9,535
Compensation of chief compliance officer 18
Compensation of board members 6,671
Deferred compensation of board members 6,373
Other 4,145
Total expenses 1,130,144
Fees waived or expenses reimbursed by Investment Manager and its affiliates (87,477)
Total net expenses 1,042,667
Net investment loss (667,152)
Realized and unrealized gain (loss) - net
Net realized gain on: –
Investments - unaffiliated issuers 50,903,791
Investments - affiliated issuers 2,721
Net realized gain 50,906,512
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 16,395,213
Investments - affiliated issuers (444)
Net change in unrealized appreciation 16,394,769
Net realized and unrealized gain 67,301,281
Net increase in net assets resulting from operations $ 66,634,129

Statement of Changes in Net Assets
Columbia Variable Portfolio - Small Company Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
35
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment loss $ (667,152) $ (1,364,325)
Net realized gain 50,906,512 46,340,332
Net change in unrealized appreciation 16,394,769 1,148,032
Net increase in net assets resulting from operations 66,634,129 46,124,039
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 — (30,998,990)
Class 2 — (29,337)
Total distributions to shareholders — (31,028,327)
Decrease in net assets from capital stock activity (37,740,851) (24,397,092)
Total increase (decrease) in net assets 28,893,278 (9,301,380)
Net Assets: – –
Net assets at beginning of period 232,263,027 241,564,407
Net assets at end of period $ 261,156,305 $ 232,263,027
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 250,355 4,279,538 734,031 10,711,394
Distribution reinvested — — 2,360,928 30,998,990
Shares redeemed (2,614,777) (45,895,801) (4,676,219) (66,078,176)
Net decrease (2,364,422) (41,616,263) (1,581,260) (24,367,792)
Class 2
Shares sold 242,891 3,879,063 — —
Distribution reinvested — — 2,594 29,337
Shares redeemed (243) (3,651) (4,605) (58,637)
Net increase (decrease) 242,648 3,875,412 (2,011) (29,300)
Total net decrease (2,121,774) (37,740,851) (1,583,271) (24,397,092)

Financial Highlights
Columbia Variable Portfolio - Small Company Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
36
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 14 .98 ( 0 .05 ) 4 .63 4 .58 — — —
Year Ended 12/31/2025
$ 14 .13 ( 0 .08 ) 2 .87 2 .79 — ( 1 .94 ) ( 1 .94 )
Year Ended 12/31/2024
$ 11 .65 ( 0 .07 ) 2 .85 2 .78 ( 0 .30 ) — ( 0 .30 )
Year Ended 12/31/2023
$ 9 .20 ( 0 .01 ) 2 .46 2 .45 — — —
Year Ended 12/31/2022
$ 24 .39 ( 0 .08 ) ( 8 .20 ) ( 8 .28 ) — ( 6 .91 ) ( 6 .91 )
Year Ended 12/31/2021
$ 29 .97 ( 0 .22 ) ( 0 .18 )
(c)
( 0 .40 ) — ( 5 .18 ) ( 5 .18 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 12 .89 ( 0 .06 ) 3 .98 3 .92 — — —
Year Ended 12/31/2025
$ 12 .42 ( 0 .10 ) 2 .48 2 .38 — ( 1 .91 ) ( 1 .91 )
Year Ended 12/31/2024
$ 10 .27 ( 0 .09 ) 2 .52 2 .43 ( 0 .28 ) — ( 0 .28 )
Year Ended 12/31/2023
$ 8 .13 ( 0 .04 ) 2 .18 2 .14 — — —
Year Ended 12/31/2022
$ 22 .67 ( 0 .14 ) ( 7 .56 ) ( 7 .70 ) — ( 6 .84 ) ( 6 .84 )
Year Ended 12/31/2021
$ 28 .21 ( 0 .29 ) ( 0 .13 )
(c)
( 0 .42 ) — ( 5 .12 ) ( 5 .12 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the
Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

Financial Highlights
(continued)
Columbia Variable Portfolio - Small Company Growth Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
37
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 19 .56 30 .57% 0 .94% 0 .87% ( 0 .56% ) 100% $ 256,848
Year Ended 12/31/2025
$ 14 .98 21 .69% 0 .94% 0 .86% ( 0 .59% ) 132% $ 232,088
Year Ended 12/31/2024
$ 14 .13 24 .11% 0 .92% 0 .85% ( 0 .51% ) 129% $ 241,371
Year Ended 12/31/2023
$ 11 .65 26 .63% 0 .92% 0 .86% ( 0 .14% ) 152% $ 312,919
Year Ended 12/31/2022
$ 9 .20 ( 35 .77% ) 0 .92% 0 .88% ( 0 .61% ) 76% $ 254,385
Year Ended 12/31/2021
$ 24 .39 ( 2 .90% ) 0 .91% 0 .90% ( 0 .76% ) 61% $ 403,066
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 16 .81 30 .41% 1 .26% 1 .12% ( 0 .86% ) 100% $ 4,308
Year Ended 12/31/2025
$ 12 .89 21 .29% 1 .19% 1 .11% ( 0 .84% ) 132% $ 175
Year Ended 12/31/2024
$ 12 .42 23 .86% 1 .17% 1 .10% ( 0 .75% ) 129% $ 193
Year Ended 12/31/2023
$ 10 .27 26 .32% 1 .17% 1 .11% ( 0 .39% ) 152% $ 160
Year Ended 12/31/2023
$ 8 .13 ( 35 .96% ) 1 .15% 1 .13% ( 0 .93% ) 76% $ 129
Year Ended 12/31/2021
$ 22 .67 ( 3 .13% ) 1 .15% 1 .15% ( 1 .01% ) 61% $ 801

Portfolio of Investments
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
38
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 8.0%
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054 7.578% 827,307 839,099
Series 5513  Class MU
30 day USD SOFR Average + 3.950%
11/25/2054 7.578% 1,643,124 1,681,664
Series 5517  Class HT
30 day USD SOFR Average + 3.950%
03/25/2055 7.578% 618,650 631,970
Series 5532  Class MB
30 day USD SOFR Average + 3.950%
04/25/2055 7.578% 321,702 329,106
Series 5573  Class F
30 day USD SOFR Average + 4.300%
09/25/2055 7.928% 516,479 530,213
Federal Home Loan Mortgage Corp. REMICS
(a),(b)
Series 4620  Class AS
30-day Average SOFR + 0.554%
11/15/2042 1.972% 289,558 30,548
Series 5356  Class SC
-1.0 x 30 day USD SOFR Average + 5.886%
07/15/2049 2.293% 2,229,787 209,063
Series 5559  Class SC
-1.0 x 30 day USD SOFR Average + 5.850%
07/25/2055 2.222% 922,082 71,805
Series 5604  Class SN
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055 1.922% 6,234,323 477,070
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 5051  Class KI
12/25/2050 2.500% 1,376,902 193,445
Series 5192  Class PI
10/25/2051 2.500% 1,313,088 160,079
Series 5198  Class KI
02/25/2052 3.000% 989,463 164,031
Series 5287  Class NI
05/25/2051 3.500% 948,396 187,193
Federal Home Loan Mortgage Corp. STACR Debt Notes
(b)
06/25/2030 0.090% 37,023,926 91,494
06/25/2030 0.115% 37,333,570 117,888
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c)
06/24/2033 0.166% 500,000 436,363
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(a),(d)
Series 2021-DNA5  Class B1
30 day USD SOFR Average + 3.050%
01/25/2034 6.678% 300,000 318,228
Series 2022-DNA2  Class B1
30 day USD SOFR Average + 4.750%
02/25/2042 8.378% 450,000 460,057
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2022-HQA1  Class M2
30 day USD SOFR Average + 5.250%
03/25/2042 8.878% 300,000 308,589
Federal National Mortgage Association REMICS
(b)
Series 2013-1  Class AI
02/25/2043 3.500% 457,743 61,597
Series 2020-77  Class IL
11/25/2050 2.500% 5,349,744 654,204
Series 2021-3  Class TI
02/25/2051 2.500% 1,853,597 314,863
Federal National Mortgage Association REMICS
(a),(b)
Series 2014-93  Class ES
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2045 2.408% 179,039 19,080
Series 2016-31  Class VS
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2046 2.258% 310,887 30,879
Series 2017-47  Class SE
-1.0 x 30 day USD SOFR Average + 5.986%
06/25/2047 2.358% 228,859 23,935
Series 2017-56  Class SB
-1.0 x 30 day USD SOFR Average + 6.036%
07/25/2047 2.408% 498,095 54,481
Series 2018-76  Class SN
-1.0 x 30 day USD SOFR Average + 6.036%
10/25/2048 2.408% 225,726 26,708
Series 2022-27  Class SJ
-1.0 x 30 day USD SOFR Average + 6.100%
06/25/2052 2.472% 1,245,536 110,562
Series 2023-46  Class SD
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2050 2.258% 1,753,412 169,169
Series 2023-61  Class GS
-1.0 x 30 day USD SOFR Average + 5.700%
12/25/2053 2.072% 3,001,266 152,212
Series 2023-62  Class SA
-1.0 x 30 day USD SOFR Average + 6.086%
10/25/2048 2.458% 1,821,079 193,734
Series 2025-104  Class SC
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055 1.922% 4,192,583 273,098
Series 2025-52  Class SA
-1.0 x 30 day USD SOFR Average + 5.100%
07/25/2055 1.472% 7,155,486 341,308
Federal National Mortgage Association REMICS
(b),(c)
Series 2006-5  Class N1
08/25/2034 0.000% 611,715 6

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
39
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal National Mortgage Association REMICS
(a)
Series 2022-60  Class FA
30 day USD SOFR Average + 0.700%
Floor 0.700%
09/25/2052 4.328% 1,747,513 1,732,251
Government National Mortgage Association REMICS
(a)
Series 2025-149  Class FP
30 day USD SOFR Average + 1.100%
Floor 1.100%
09/20/2055 4.709% 5,216 5,243
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055 7.609% 753,391 753,768
Series 2026-106  Class M
30 day USD SOFR Average + 2.910%
06/20/2056 6.510% 250,000 244,867
Government National Mortgage Association REMICS
(a),(b)
Series 2016-20  Class SQ
-1.0 x 1 mo. USD Term SOFR + 5.986%
02/20/2046 2.346% 276,348 32,443
Series 2017-129  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2047 2.446% 238,864 27,050
Series 2017-133  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.136%
09/20/2047 2.496% 247,413 28,018
Series 2018-124  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
09/20/2048 2.446% 392,771 46,917
Series 2018-147  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.036%
10/20/2048 2.396% 605,235 72,584
Series 2018-155  Class ES
-1.0 x 1 mo. USD Term SOFR + 5.986%
11/20/2048 2.346% 323,539 36,490
Series 2018-168  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.986%
12/20/2048 2.346% 278,474 37,180
Series 2018-67  Class SP
-1.0 x 1 mo. USD Term SOFR + 6.086%
05/20/2048 2.446% 533,679 61,424
Series 2019-152  Class BS
-1.0 x 1 mo. USD Term SOFR + 5.936%
12/20/2049 2.296% 601,532 64,999
Series 2019-23  Class LS
-1.0 x 1 mo. USD Term SOFR + 5.936%
02/20/2049 2.296% 189,899 19,573
Series 2019-29  Class DS
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2049 2.296% 474,918 39,366
Series 2019-41  Class AS
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2049 2.296% 382,989 39,850
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-5  Class SH
-1.0 x 1 mo. USD Term SOFR + 6.036%
01/20/2049 2.396% 298,771 29,630
Series 2019-59  Class JS
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2049 2.396% 305,395 28,989
Series 2020-101  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2050 2.446% 1,283,850 148,740
Series 2020-55  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.936%
04/20/2050 2.296% 945,911 99,906
Series 2020-61  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.486%
07/20/2043 2.846% 830,624 109,309
Series 2020-61  Class SW
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/20/2049 2.296% 1,021,667 107,382
Series 2021-155  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.186%
09/20/2051 2.546% 880,040 111,626
Series 2021-58  Class SH
-1.0 x 1 mo. USD Term SOFR + 6.186%
04/20/2051 2.546% 1,538,620 180,682
Series 2022-135  Class SC
-1.0 x 30 day USD SOFR Average + 6.050%
08/20/2052 2.441% 1,840,216 154,512
Series 2022-148  Class BS
-1.0 x 30 day USD SOFR Average + 5.950%
08/20/2052 2.341% 643,257 68,021
Series 2022-197  Class DS
-1.0 x 30 day USD SOFR Average + 6.800%
11/20/2052 3.191% 1,554,409 182,561
Series 2022-215  Class ES
-1.0 x 1 mo. USD Term SOFR + 5.936%
12/20/2049 2.296% 1,722,356 192,663
Series 2022-90  Class SD
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2050 2.296% 931,599 91,234
Series 2022-90  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2050 2.396% 1,596,738 164,795
Series 2023-165  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
02/20/2050 2.396% 1,889,079 200,714
Series 2023-17  Class SY
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2050 2.296% 1,565,780 147,566
Series 2023-18  Class SB
-1.0 x 30 day USD SOFR Average + 5.690%
02/20/2053 2.081% 1,073,791 84,600
Series 2023-32  Class SD
-1.0 x 30 day USD SOFR Average + 5.750%
02/20/2053 2.141% 1,862,382 154,179

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
40
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2023-66  Class SK
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2050 2.446% 1,678,376 181,480
Series 2023-75  Class SB
-1.0 x 1 mo. USD Term SOFR + 5.936%
06/20/2050 2.296% 1,826,364 202,444
Series 2024-110  Class SG
-1.0 x 30 day USD SOFR Average + 5.950%
07/20/2054 2.341% 1,669,862 120,607
Series 2024-110  Class SQ
-1.0 x 30 day USD SOFR Average + 6.650%
07/20/2054 3.041% 1,761,711 191,432
Series 2024-128  Class S
-1.0 x 1 mo. USD Term SOFR + 6.086%
09/20/2048 2.446% 1,620,031 152,285
Series 2024-24  Class SB
-1.0 x 1 mo. USD Term SOFR + 5.936%
04/20/2049 2.296% 4,660,728 485,469
Series 2024-25  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.186%
06/20/2051 2.546% 2,080,179 229,067
Series 2024-30  Class IM
-1.0 x 30 day USD SOFR Average + 5.250%
02/20/2054 1.641% 2,752,858 136,346
Series 2024-30  Class SN
-1.0 x 30 day USD SOFR Average + 6.950%
02/20/2054 3.341% 2,743,637 287,120
Series 2024-64  Class SM
-1.0 x 30 day USD SOFR Average + 6.000%
04/20/2054 2.375% 1,338,256 122,590
Series 2024-64  Class SN
-1.0 x 30 day USD SOFR Average + 5.300%
04/20/2054 1.691% 1,684,447 78,166
Series 2024-79  Class HS
-1.0 x 30 day USD SOFR Average + 7.250%
05/20/2054 3.641% 791,430 92,004
Series 2024-79  Class JS
-1.0 x 30 day USD SOFR Average + 7.250%
05/20/2054 3.641% 1,187,900 148,462
Series 2024-97  Class YS
-1.0 x 30 day USD SOFR Average + 6.650%
06/20/2054 3.041% 1,902,821 179,590
Series 2025-150  Class MS
-1.0 x 30 day USD SOFR Average + 4.350%
09/20/2055 0.741% 12,986,234 306,588
Series 2025-25  Class SH
-1.0 x 30 day USD SOFR Average + 5.300%
02/20/2055 1.691% 1,888,483 104,065
Government National Mortgage Association REMICS
(b)
Series 2014-190  Class AI
12/20/2038 3.500% 397,297 16,885
Series 2020-138  Class GI
09/20/2050 3.000% 572,873 98,492
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2021-140  Class IW
08/20/2051 3.500% 782,465 150,206
Series 2021-16  Class KI
01/20/2051 2.500% 955,539 137,421
Series 2021-57  Class KI
03/20/2051 3.500% 1,098,424 218,896
Series 2021-89  Class IO
05/20/2051 3.000% 821,749 145,195
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 19,379,456) 18,947,683
Agency Mortgage-Backed Securities 16.6%
Federal Home Loan Mortgage Corp.
05/01/2052 3.000% 1,122,881 990,789
06/01/2052 3.500% 2,991,072 2,736,256
09/01/2052 5.000% 165,930 164,735
12/01/2052 5.000% 699,074 701,038
10/01/2053 5.000% 735,674 733,493
12/01/2053 5.500% 782,269 795,456
12/01/2053 6.000% 707,466 736,583
Federal National Mortgage Association
11/01/2051 3.000% 1,018,315 905,658
04/01/2052 3.000% 1,003,309 886,230
04/01/2052 3.000% 651,728 574,792
05/01/2052 3.000% 3,760,568 3,312,036
05/01/2052 3.500% 1,416,743 1,303,449
09/01/2053 3.000% 1,309,168 1,142,699
10/01/2053 5.500% 770,593 783,584
Government National Mortgage Association, TBA
(e)
07/20/2056 3.000% 2,000,000 1,774,688
Uniform Mortgage-Backed Security, TBA
(e)
07/01/2041 3.000% 1,000,000 944,753
07/01/2056 4.000% 5,300,000 4,953,003
07/01/2056 4.500% 1,500,000 1,436,836
07/01/2056 5.000% 3,000,000 2,947,505
07/01/2056 5.500% 6,000,000 6,019,172
Uniform Mortgage-Backed Security, TBA
07/01/2056 6.000% 5,000,000 5,111,244
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 39,329,897) 38,953,999
Issuer . Shares
.
Value ($)
Common Stocks 0.0%
Basic Materials 0.0%
Chemicals 0.0%
Flint Group Midco Ltd.
(f),(g)
95,393 0
Total Basic Materials 0

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
41
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Financials 0.0%
Financial Services 0.0%
Fairlane Management Corp.
(f),(g),(h)
2,000 0
Total Financials 0
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.
(h)
1,975 29,337
Avaya Holdings Corp.
(h)
415 6,164
Total 35,501
Total Information Technology 35,501
Total Common Stocks
(Cost $ 37,344) 35,501
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 30.8%
Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.
(d)
04/01/2030 7.875% 114,000 118,615
02/15/2031 7.125% 93,000 96,365
03/15/2033 7.500% 94,000 99,082
Neptune Bidco U.S., Inc.
(d)
04/15/2029 9.290% 149,000 152,001
05/15/2031 10.375% 61,000 63,200
Outfront Media Capital LLC/ Outfront Media Capital Corp.
(d)
01/15/2029 4.250% 15,000 14,607
03/15/2030 4.625% 78,000 75,646
02/15/2031 7.375% 21,000 21,837
06/15/2034 6.000% 53,000 52,899
Total 694,252
Aerospace & Defense 0.9%
ATI, Inc.
12/01/2027 5.875% 31,000 31,009
10/01/2029 4.875% 16,000 15,826
10/01/2031 5.125% 63,000 62,340
06/15/2033 5.875% 32,000 32,442
BAE Systems PLC
(d)
03/26/2029 5.125% 211,000 213,930
Boeing Co.
08/01/2059 3.950% 330,000 234,672
Bombardier, Inc.
(d)
07/01/2031 7.250% 37,000 38,734
06/01/2032 7.000% 37,000 38,357
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Lockheed Martin Corp.
08/15/2030 4.400% 178,000 177,185
Northrop Grumman Corp.
02/01/2029 4.600% 355,000 355,789
TransDigm , Inc.
(d)
08/15/2028 6.750% 94,000 94,942
03/01/2029 6.375% 122,000 123,922
03/01/2032 6.625% 152,000 155,897
01/15/2033 6.000% 43,000 43,409
05/31/2033 6.375% 193,000 194,962
01/31/2034 6.750% 202,000 207,303
07/31/2034 6.125% 34,000 33,969
Total 2,054,688
Airlines 0.0%
Air Canada
(d)
08/15/2026 3.875% 62,000 61,942
1 1 1 1 61,942
Apparel 0.1%
Beach Acquisition Bidco LLC
(d),( i )
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 166,539 188,973
Wolverine World Wide, Inc.
(d)
08/15/2029 4.000% 119,000 112,026
Total 300,999
Auto Manufacturers 0.1%
Nissan Motor Acceptance Co. LLC
(d)
09/30/2030 6.125% 56,000 55,048
Nissan Motor Co. Ltd.
(d)
07/17/2035 8.125% 180,000 191,846
Total 246,894
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc.
(d)
10/15/2032 6.375% 59,000 58,783
10/15/2033 7.750% 213,000 210,479
Clarios Global LP/ Clarios U.S. Finance Co.
(d)
05/15/2028 6.750% 73,000 74,069
02/15/2030 6.750% 69,000 71,084
09/15/2032 6.750% 105,000 107,160
Goodyear Tire & Rubber Co.
07/15/2032 8.875% 62,000 62,534
IHO Verwaltungs GmbH
(d),( i )
11/15/2032 8.000% 76,000 79,090
Qnity Electronics, Inc.
(d)
08/15/2032 5.750% 56,000 56,336

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
42
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/15/2033 6.250% 45,000 45,794
ZF North America Capital, Inc.
(d)
04/14/2030 7.125% 3,000 3,019
03/24/2031 7.500% 109,000 109,753
04/23/2032 6.875% 235,000 231,185
Total 1,109,286
Banks 2.0%
Bank of America Corp.
(j)
04/23/2032 4.695% 1,479,000 1,466,643
Goldman Sachs Group, Inc.
(j)
06/03/2037 5.425% 362,000 363,371
HSBC Holdings PLC
(j)
03/10/2037 5.279% 409,000 404,236
JPMorgan Chase & Co.
(j)
07/22/2030 4.995% 310,000 312,042
04/23/2032 4.622% 855,000 845,271
Morgan Stanley
(j)
03/12/2032 4.708% 51,000 50,383
04/16/2032 4.809% 232,000 230,191
09/16/2036 2.484% 266,000 230,835
01/30/2037 5.073% 40,000 39,128
04/10/2037 5.296% 148,000 147,260
PNC Financial Services Group, Inc.
(j)
10/20/2034 6.875% 72,000 79,514
Royal Bank of Canada
(j)
02/04/2031 5.153% 58,000 58,702
08/06/2031 4.696% 67,000 66,709
Total 4,294,285
Beverages 0.8%
Bacardi Ltd.
(d)
05/15/2028 4.700% 104,000 103,726
05/15/2048 5.300% 214,000 190,600
Bacardi Ltd./Bacardi-Martini BV
(d)
06/15/2033 5.400% 1,109,000 1,106,254
Bacardi-Martini BV
(d)
02/01/2035 6.000% 152,000 155,567
Constellation Brands, Inc.
08/01/2029 3.150% 130,000 124,301
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(d)
04/01/2029 6.250% 96,000 96,381
04/30/2029 4.375% 96,000 93,744
Total 1,870,573
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Building Materials 0.8%
Carrier Global Corp.
02/15/2030 2.722% 766,000 716,237
CP Atlas Buyer, Inc.
(d)
07/15/2030 9.750% 120,000 115,400
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(d)
12/15/2030 6.625% 133,000 135,978
07/15/2031 6.750% 47,000 48,592
JH North America Holdings, Inc.
(d)
01/31/2031 5.875% 24,000 24,110
Quikrete Holdings, Inc.
(d)
03/01/2032 6.375% 231,000 235,873
03/01/2033 6.750% 120,000 122,296
Standard Building Solutions, Inc.
(d)
08/15/2032 6.500% 25,000 25,167
08/01/2033 6.250% 61,000 60,541
Standard Industries, Inc.
(d)
01/15/2028 4.750% 125,000 124,197
Total 1,608,391
Chemicals 1.4%
Ashland, Inc.
(d)
09/01/2031 3.375% 189,000 176,111
Celanese U.S. Holdings LLC
04/15/2030 6.500% 22,000 22,422
02/15/2031 7.000% 21,000 21,607
07/15/2032 7.379% 29,000 30,450
04/15/2033 6.750% 35,000 35,663
11/15/2033 7.700% 43,000 45,940
02/15/2034 7.375% 32,000 33,054
Element Solutions, Inc.
(d)
09/01/2028 3.875% 96,000 93,651
FMC Corp.
05/18/2033 5.650% 2,000 1,790
10/01/2049 4.500% 70,000 45,298
FMC Corp.
(j)
11/01/2055 8.450% 4,000 2,919
HB Fuller Co.
10/15/2028 4.250% 44,000 43,288
INEOS Finance PLC
(d)
05/15/2028 6.750% 133,000 132,563
04/15/2029 7.500% 333,000 323,586
INEOS Quattro Finance 2 PLC
(d)
03/15/2029 9.625% 182,000 171,071

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
43
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Ingevity Corp.
(d)
11/01/2028 3.875% 47,000 45,528
Innophos Holdings, Inc.
(d)
06/15/2029 11.500% 187,782 173,565
Olympus Water U.S. Holding Corp.
(d)
10/01/2028 4.250% 125,000 121,271
10/01/2029 6.250% 86,000 84,592
06/15/2031 7.250% 80,000 81,244
08/01/2032 6.750% 153,000 149,454
02/15/2033 7.250% 520,000 513,917
Tronox, Inc.
(d)
03/15/2029 4.625% 90,000 62,999
WR Grace Holdings LLC
(d)
08/15/2029 5.625% 485,000 455,966
03/01/2031 7.375% 93,000 93,385
08/15/2032 6.625% 378,000 366,328
08/01/2033 7.000% 51,000 49,719
Total 3,377,381
Commercial Services 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(d)
02/15/2031 8.000% 159,000 160,529
06/15/2032 8.375% 78,000 78,543
Block, Inc.
06/01/2031 3.500% 31,000 28,533
05/15/2032 6.500% 103,000 105,183
Block, Inc.
(d)
08/15/2030 5.625% 73,000 73,195
08/15/2033 6.000% 57,000 57,360
Clarivate Science Holdings Corp.
(d)
07/01/2029 4.875% 234,000 209,375
DP World Crescent Ltd.
(d)
07/18/2029 3.875% 200,000 191,225
DP World Ltd.
(d)
09/25/2048 5.625% 200,000 184,974
ERAC USA Finance LLC
(d)
05/01/2028 4.600% 165,000 165,266
04/30/2031 4.700% 60,000 59,814
Garda World Security Corp.
(d)
11/15/2032 8.375% 54,000 55,240
Herc Holdings, Inc.
(d)
06/15/2030 7.000% 83,000 85,972
03/15/2031 5.750% 31,000 30,943
06/15/2033 7.250% 181,000 188,758
03/15/2034 6.000% 214,000 212,540
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
ION Platform Finance U.S., Inc.
(d)
09/30/2032 7.875% 120,000 87,085
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(d)
08/15/2032 6.750% 186,000 186,385
Synergy Infrastructure Holdings LLC
(d)
12/01/2030 7.875% 97,000 101,697
07/15/2034 7.000% 139,000 140,965
United Rentals North America, Inc.
01/15/2032 3.750% 19,000 17,616
WEX, Inc.
(d)
03/15/2033 6.500% 97,000 96,613
Williams Scotsman, Inc.
(d)
08/15/2028 4.625% 32,000 31,736
06/15/2029 6.625% 30,000 30,631
04/15/2030 6.625% 38,000 39,143
10/01/2031 7.375% 15,000 15,519
Total 2,634,840
Computers 0.6%
Amentum Holdings, Inc.
(d)
08/01/2032 7.250% 169,000 174,013
CACI International, Inc.
(d)
06/15/2033 6.375% 155,000 157,208
Everforth , Inc.
(d)
05/15/2028 4.625% 306,000 283,510
McAfee Corp.
(d)
02/15/2030 7.375% 463,000 393,454
NCR Atleos Corp.
(d)
04/01/2029 9.500% 119,000 126,827
NCR Voyix Corp.
(d)
10/01/2028 5.000% 98,000 95,547
04/15/2029 5.125% 19,000 18,533
Science Applications International Corp.
(d)
11/01/2033 5.875% 128,000 126,095
Total 1,375,187
Cosmetics & Personal Care 0.0%
Opal Bidco SAS
(d)
03/31/2032 6.500% 91,000 92,813
Prestige Brands, Inc.
(d),(e)
07/15/2034 6.250% 77,000 77,385
Total 170,198
Distribution & Wholesale 0.1%
Core & Main LP
(d),(e)
07/01/2034 6.000% 80,000 80,346

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
44
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Gates Corp.
(d)
07/01/2029 6.875% 56,000 57,331
RB Global Holdings, Inc.
(d)
03/15/2028 6.750% 71,000 71,955
03/15/2031 7.750% 18,000 18,686
Total 228,318
Diversified Financial Services 1.4%
Ally Financial, Inc.
(j)
01/17/2040 6.646% 23,000 22,793
Aretec Group, Inc.
(d)
08/15/2030 10.000% 98,000 103,332
Bread Financial Holdings, Inc.
(d)
05/15/2031 6.750% 25,000 25,580
CrossCountry Intermediate HoldCo LLC
(d)
10/01/2030 6.500% 59,000 58,175
Focus Financial Partners LLC
(d)
09/15/2031 6.750% 93,000 93,898
GGAM Finance Ltd.
(d)
02/15/2027 8.000% 84,000 84,322
04/15/2029 6.875% 41,000 41,935
03/15/2030 5.875% 69,000 69,183
goeasy Ltd.
(d)
07/01/2029 7.625% 18,000 16,989
05/15/2030 6.875% 17,000 15,131
10/01/2030 7.375% 17,000 15,295
Hightower Holding LLC
(d)
04/15/2029 6.750% 97,000 96,645
01/31/2030 9.125% 128,000 133,386
Navient Corp.
03/15/2027 5.000% 41,000 40,701
03/15/2029 5.500% 63,000 60,461
03/15/2031 11.500% 25,000 26,385
OneMain Finance Corp.
05/15/2029 6.625% 112,000 114,211
11/15/2029 5.375% 6,000 5,896
03/15/2030 7.875% 76,000 79,102
09/15/2030 4.000% 91,000 84,117
05/15/2031 7.500% 56,000 57,857
11/15/2031 7.125% 27,000 27,460
03/15/2032 6.750% 71,000 71,217
09/15/2032 7.125% 178,000 181,048
03/15/2033 6.500% 63,000 61,977
09/15/2033 6.750% 63,000 62,395
Osaic Holdings, Inc.
(d)
08/01/2032 6.750% 171,000 171,341
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/01/2033 8.000% 177,000 177,386
Provident Funding Associates LP/PFG Finance Corp.
(d)
09/15/2029 9.750% 229,000 239,108
Rocket Cos., Inc.
(d)
08/01/2030 6.125% 49,000 49,893
08/01/2031 6.125% 47,000 48,002
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(d)
03/01/2031 3.875% 118,000 110,572
10/15/2033 4.000% 240,000 216,061
United Wholesale Mortgage LLC
(d)
04/15/2029 5.500% 211,000 195,958
UWM Holdings LLC
(d)
02/01/2030 6.625% 137,000 127,528
03/15/2031 6.250% 261,000 232,373
WS Escrow LLC
(d)
06/01/2033 7.750% 191,000 196,011
Total 3,413,724
Electric 1.4%
AEP Texas, Inc.
Series H
01/15/2050 3.450% 240,000 164,149
Alpha Generation LLC
(d)
10/15/2032 6.750% 46,000 46,845
01/15/2034 6.250% 59,000 58,057
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
(d)
02/15/2032 6.375% 81,000 81,189
Clearway Energy Operating LLC
(d)
03/15/2028 4.750% 76,000 75,294
02/15/2031 3.750% 109,000 101,116
01/15/2032 3.750% 186,000 169,129
01/15/2034 5.750% 54,000 52,920
Comision Federal de Electricidad
(d)
01/28/2034 6.045% 200,000 195,733
DTE Energy Co.
07/01/2027 4.950% 270,000 271,315
Edison International
11/15/2028 5.250% 226,000 226,400
Exelon Corp.
03/15/2052 4.100% 15,000 11,458
Leeward Renewable Energy Operations LLC
(d)
07/01/2029 4.250% 41,000 39,167
Long Ridge Energy LLC
(d)
02/15/2032 8.750% 64,000 67,528

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
45
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
NRG Energy, Inc.
01/15/2028 5.750% 28,000 28,010
NRG Energy, Inc.
(d)
06/15/2029 5.250% 57,000 56,856
07/15/2029 5.750% 88,000 88,014
02/15/2032 3.875% 161,000 148,066
02/01/2033 6.000% 59,000 59,320
01/15/2034 5.750% 86,000 85,224
05/15/2034 5.875% 54,000 53,698
11/01/2034 6.250% 76,000 76,944
01/15/2036 6.000% 99,000 98,691
05/15/2036 6.125% 55,000 55,058
Pacific Gas & Electric Co.
07/01/2050 4.950% 290,000 242,010
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
(d)
08/15/2028 4.500% 41,000 40,166
PG&E Corp.
(j)
03/15/2055 7.375% 57,000 58,090
09/15/2056 6.850% 25,000 24,918
Talen Energy Supply LLC
(d)
02/01/2034 6.250% 103,000 102,360
02/01/2036 6.500% 103,000 103,806
VoltaGrid LLC
(d)
11/01/2030 7.375% 37,000 38,427
XPLR Infrastructure Operating Partners LP
(d)
09/15/2027 4.500% 75,000 74,297
01/15/2029 7.250% 135,000 139,738
01/15/2031 8.375% 36,000 38,392
03/15/2033 8.625% 47,000 50,410
04/15/2034 7.750% 101,000 106,305
Total 3,329,100
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
(d)
03/15/2029 6.375% 64,000 65,261
04/15/2031 5.250% 37,000 36,735
03/15/2032 6.625% 83,000 85,546
03/15/2033 6.375% 86,000 88,239
04/15/2034 5.500% 62,000 61,345
Total 337,126
Electronics 0.0%
Sensata Technologies BV
(d)
09/01/2030 5.875% 50,000 50,172
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sensata Technologies, Inc.
(d)
07/15/2032 6.625% 17,000 17,485
Total 67,657
Energy - Alternate Sources 0.1%
TerraForm Power Operating LLC
(d)
01/31/2028 5.000% 59,000 58,632
01/15/2030 4.750% 148,000 142,975
Total 201,607
Entertainment 0.8%
Caesars Entertainment, Inc.
(d)
02/15/2030 7.000% 63,000 63,391
02/15/2032 6.500% 67,000 65,266
10/15/2032 6.000% 111,000 100,594
Churchill Downs, Inc.
(d)
01/15/2028 4.750% 61,000 60,421
05/01/2031 6.750% 33,000 33,588
Light & Wonder International, Inc.
(d)
11/15/2029 7.250% 61,000 62,157
09/01/2031 7.500% 11,000 11,402
10/01/2033 6.250% 106,000 105,317
Midwest Gaming Borrower LLC/Midwest Gaming Finance
Corp.
(d)
05/01/2029 4.875% 75,000 72,949
Penn Entertainment, Inc.
(d)
07/01/2029 4.125% 229,000 219,449
04/01/2031 6.750% 40,000 40,199
Rivers Enterprise Borrower LLC
(d)
10/15/2030 6.250% 77,000 77,997
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
(d)
02/01/2033 6.625% 130,000 131,993
Scientific Games Holdings LP/Scientific Games U.S. FinCo ,
Inc.
(d)
03/01/2030 6.625% 327,000 279,739
Six Flags Entertainment Corp.
(d)
05/15/2031 7.250% 250,000 248,538
Six Flags Entertainment Corp./Canada's Wonderland Co./
Magnum Management Corp.
10/01/2028 6.500% 83,000 83,136
Six Flags Entertainment Corp./Canada's Wonderland Co./
Millennium Operations LLC
(d)
01/15/2032 8.625% 228,000 234,836
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(d)
05/01/2032 6.625% 34,000 34,449

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
46
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Vail Resorts, Inc.
(d)
05/15/2032 6.500% 48,000 48,862
Voyager Parent LLC
(d)
07/01/2032 9.250% 186,000 196,687
Total 2,170,970
Environmental Control 0.2%
GFL Environmental, Inc.
(d)
01/15/2031 6.750% 96,000 98,819
Madison IAQ LLC
(d)
06/30/2029 5.875% 121,000 120,981
Waste Pro USA, Inc.
(d)
02/01/2033 7.000% 269,000 275,310
Total 495,110
Food 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(d)
02/15/2030 4.875% 49,000 47,417
03/31/2032 5.625% 113,000 109,202
Chobani LLC/Chobani Finance Corp., Inc.
(d)
07/01/2029 7.625% 89,000 91,808
04/15/2034 6.375% 180,000 182,704
Performance Food Group, Inc.
(d)
09/15/2032 6.125% 36,000 36,457
Post Holdings, Inc.
(d)
04/15/2030 4.625% 28,000 27,043
09/15/2031 4.500% 204,000 191,243
02/15/2032 6.250% 56,000 56,848
03/01/2033 6.375% 33,000 32,757
10/15/2034 6.250% 83,000 81,534
03/15/2036 6.500% 150,000 148,254
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(d)
03/01/2029 4.625% 142,000 137,157
Tyson Foods, Inc.
06/02/2027 3.550% 650,000 644,735
U.S. Foods, Inc.
(d)
09/15/2028 6.875% 47,000 48,029
02/15/2029 4.750% 61,000 60,270
06/01/2030 4.625% 94,000 91,731
Total 1,987,189
Gas 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
(d)
06/01/2030 9.500% 77,000 82,615
1 1 1 1 82,615
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Healthcare Products 0.2%
Avantor Funding, Inc.
(d)
07/15/2028 4.625% 29,000 28,699
11/01/2029 3.875% 116,000 110,743
Bausch & Lomb Corp.
(d)
10/01/2028 8.375% 74,000 76,122
GE HealthCare Technologies, Inc.
12/15/2028 4.150% 157,000 155,690
Medline Borrower LP
(d)
10/01/2029 5.250% 186,000 184,906
Total 556,160
Healthcare Services 1.6%
Acadia Healthcare Co., Inc.
(d)
07/01/2028 5.500% 38,000 37,828
04/15/2029 5.000% 72,000 70,857
03/15/2033 7.375% 117,000 120,519
Centene Corp.
10/15/2030 3.000% 380,000 343,599
Charles River Laboratories International, Inc.
(d)
05/01/2028 4.250% 17,000 16,671
03/15/2029 3.750% 95,000 91,177
CHS/Community Health Systems, Inc.
(d)
04/15/2029 6.875% 51,000 50,167
05/15/2030 5.250% 83,000 78,314
02/15/2031 4.750% 43,000 39,575
01/15/2032 10.875% 17,000 18,330
Concentra Health Services, Inc.
(d)
07/15/2032 6.875% 186,000 192,700
DaVita, Inc.
(d)
07/15/2033 6.750% 70,000 72,191
HCA, Inc.
09/01/2030 3.500% 665,000 630,369
HealthEquity, Inc.
(d)
10/01/2029 4.500% 80,000 77,704
IQVIA, Inc.
(d)
10/15/2026 5.000% 16,000 16,002
05/15/2027 5.000% 61,000 60,963
06/01/2032 6.250% 115,000 117,141
LifePoint Health, Inc.
(d)
05/01/2034 7.000% 130,000 124,540
Select Medical Corp.
(d)
12/01/2032 6.250% 31,000 30,128
Star Parent, Inc.
(d)
10/01/2030 9.000% 192,000 201,437

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
47
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Surgery Center Holdings, Inc.
(d)
04/15/2032 7.250% 240,000 243,060
Tenet Healthcare Corp.
11/01/2027 5.125% 98,000 97,991
06/15/2028 4.625% 65,000 64,437
10/01/2028 6.125% 52,000 52,184
05/15/2031 6.750% 89,000 91,175
Tenet Healthcare Corp.
(d)
11/15/2032 5.500% 241,000 239,635
11/15/2033 6.000% 84,000 84,732
UnitedHealth Group, Inc.
01/15/2031 4.650% 292,000 292,001
Total 3,555,427
Home Furnishings 0.1%
Whirlpool Corp.
06/15/2030 6.125% 19,000 17,523
06/15/2033 6.500% 20,000 17,339
Whirlpool Corp.
(d)
07/01/2031 7.500% 40,000 40,505
07/01/2034 7.875% 53,000 53,211
Total 128,578
Housewares 0.1%
Newell Brands, Inc.
(d)
06/01/2028 8.500% 12,000 12,553
Newell Brands, Inc.
05/15/2030 6.375% 74,000 74,993
05/15/2032 6.625% 19,000 19,240
Scotts Miracle-Gro Co.
04/01/2031 4.000% 55,000 51,561
Total 158,347
Insurance 1.6%
Acrisure LLC/ Acrisure Finance, Inc.
(d)
02/01/2029 8.250% 93,000 87,512
08/01/2029 6.000% 115,000 101,742
11/06/2030 7.500% 118,000 111,886
07/01/2032 6.750% 248,000 222,961
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(d)
10/15/2027 4.250% 104,000 102,742
04/15/2028 6.750% 70,000 70,548
11/01/2029 5.875% 59,000 57,632
01/15/2031 7.000% 78,000 79,259
10/01/2031 6.500% 41,000 40,878
10/01/2032 7.375% 393,000 390,464
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
AmWINS Group, Inc.
(d)
02/15/2029 6.375% 61,000 61,267
Ardonagh Finco Ltd.
(d)
02/15/2031 7.750% 171,000 172,952
Ardonagh Group Finance Ltd.
(d)
02/15/2032 8.875% 673,000 653,884
Asurion LLC/Asurion Co-Issuer, Inc.
(d)
02/01/2034 8.375% 63,000 58,386
Broadstreet Partners Group LLC
(d)
04/15/2029 5.875% 199,000 194,342
CRC Insurance Group LLC
(d)
06/01/2031 7.125% 281,000 279,991
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(d)
02/15/2032 8.125% 97,000 87,323
HUB International Ltd.
(d)
12/01/2029 5.625% 68,000 67,612
06/15/2030 7.250% 261,000 267,856
01/31/2032 7.375% 319,000 324,850
Met Tower Global Funding
(d)
04/12/2029 5.250% 426,000 433,056
Total 3,867,143
Internet 0.7%
Arches Buyer, Inc.
(d)
06/01/2028 4.250% 75,000 73,690
12/01/2028 6.125% 177,000 174,245
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(d)
05/01/2028 5.000% 51,000 46,686
05/15/2028 5.750% 71,000 65,186
Match Group Holdings II LLC
(d)
06/01/2028 4.625% 56,000 55,201
10/01/2031 3.625% 52,000 46,695
Meta Platforms, Inc.
05/15/2046 6.200% 382,000 382,087
11/15/2055 5.625% 242,000 219,306
11/15/2065 5.750% 189,000 169,726
Snap, Inc.
(d)
03/01/2033 6.875% 237,000 230,883
03/15/2034 6.875% 132,000 127,804
Total 1,591,509
Investment Companies 0.1%
Blackstone Private Credit Fund
05/15/2031 5.950% 207,000 203,916
1 1 1 1 203,916

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
48
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Iron & Steel 0.1%
Carpenter Technology Corp.
(d)
03/01/2034 5.625% 80,000 79,996
Cleveland-Cliffs, Inc.
(d)
11/01/2029 6.875% 24,000 24,203
03/15/2032 7.000% 15,000 14,925
05/01/2033 7.375% 16,000 15,979
Total 135,103
Leisure Time 0.4%
Boyne USA, Inc.
(d)
05/15/2029 4.750% 22,000 21,624
Carnival Corp. Ltd.
(d)
03/15/2030 5.750% 87,000 88,025
08/01/2032 5.750% 96,000 96,973
02/15/2033 6.125% 83,000 84,031
NCL Corp. Ltd.
(d)
01/15/2031 5.875% 139,000 134,847
02/01/2032 6.750% 88,000 87,777
09/15/2033 6.250% 183,000 177,666
Sabre GLBL, Inc.
(d)
11/15/2029 10.750% 7,000 6,730
03/15/2030 10.750% 17,000 16,220
07/15/2030 11.125% 27,000 25,892
Viking Cruises Ltd.
(d)
02/15/2029 7.000% 3,000 3,005
07/15/2031 9.125% 88,000 92,237
10/15/2033 5.875% 119,000 119,067
Total 954,094
Lodging 0.5%
Boyd Gaming Corp.
12/01/2027 4.750% 58,000 57,754
Hilton Domestic Operating Co., Inc.
(d)
02/15/2032 3.625% 106,000 97,069
04/01/2032 6.125% 93,000 94,282
09/15/2033 5.750% 53,000 53,195
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(d)
01/15/2032 6.625% 233,000 236,490
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
04/01/2027 4.875% 94,000 93,913
Marriott Ownership Resorts, Inc.
(d)
10/01/2033 6.500% 246,000 244,432
MGM Resorts International
09/01/2026 4.625% 66,000 65,906
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
09/15/2029 6.125% 56,000 56,537
Travel & Leisure Co.
(d)
06/01/2031 6.250% 167,000 168,051
09/01/2033 6.125% 13,000 12,853
Total 1,180,482
Machinery - Diversified 0.0%
Chart Industries, Inc.
(d)
01/01/2030 7.500% 37,000 38,288
Columbus McKinnon Corp.
(d)
02/01/2033 7.125% 32,000 32,033
Total 70,321
Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
(d)
05/01/2027 5.125% 84,000 83,868
02/01/2028 5.000% 79,000 77,994
03/01/2030 4.750% 219,000 207,810
08/15/2030 4.500% 147,000 136,730
02/01/2031 4.250% 194,000 174,764
03/01/2031 7.375% 19,000 19,069
02/01/2032 4.750% 124,000 110,824
02/01/2033 7.000% 106,000 103,866
01/15/2034 4.250% 199,000 168,227
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 169,000 149,275
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/30/2062 3.950% 269,000 158,831
Comcast Corp.
11/01/2056 2.937% 460,000 248,690
CSC Holdings LLC
(d)
01/31/2029 11.750% 150,000 91,908
02/01/2029 6.500% 60,000 35,908
01/15/2030 5.750% 69,000 16,244
12/01/2030 4.125% 131,000 77,750
12/01/2030 4.625% 56,000 12,857
11/15/2031 5.000% 64,000 14,640
Directv Financing LLC
(d)
02/01/2030 8.875% 40,000 40,755
Directv Financing LLC/ Directv Financing Co-Obligor, Inc.
(d)
06/01/2032 9.250% 102,000 103,602
Discovery Global Holdings, Inc.
03/15/2032 4.279% 78,000 69,893
03/15/2042 5.050% 216,000 158,109
03/15/2052 5.141% 42,000 28,126

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
49
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
DISH DBS Corp.
(d)
12/01/2028 5.750% 92,000 89,198
DISH DBS Corp.
(k)
07/01/2028 0.000% 65,000 62,427
06/01/2029 0.000% 143,000 129,253
EchoStar Corp.
11/30/2029 10.750% 204,430 220,972
EchoStar Corp.
( i )
6.75% Cash or 6.75% PIK
11/30/2030 6.750% 127,699 129,744
Gray Media, Inc.
(d)
11/15/2031 5.375% 36,000 24,148
07/15/2032 9.625% 145,000 139,968
08/15/2033 7.250% 100,000 98,441
iHeartCommunications , Inc.
(d)
05/01/2029 9.125% 42,901 41,629
McGraw-Hill Education, Inc.
(d)
08/01/2029 8.000% 57,000 57,114
09/01/2031 7.375% 62,000 62,995
Nexstar Media, Inc.
(d)
09/15/2033 6.500% 165,000 165,060
04/15/2034 7.250% 253,000 252,318
Paramount Global
05/19/2032 4.200% 79,000 68,570
07/01/2042 4.850% 26,000 17,614
03/15/2043 4.375% 104,000 67,273
09/01/2043 5.850% 51,000 38,234
05/19/2050 4.950% 25,000 16,139
Sirius XM Radio LLC
(d)
08/01/2027 5.000% 117,000 116,834
07/15/2028 4.000% 110,000 107,109
07/01/2030 4.125% 78,000 73,401
Univision Communications, Inc.
(d)
05/01/2029 4.500% 90,000 85,818
04/15/2033 8.875% 82,000 80,763
Virgin Media Finance PLC
(d)
07/15/2030 5.000% 57,000 43,071
Virgin Media Secured Finance PLC
(d)
05/15/2029 5.500% 36,000 34,271
VZ Secured Financing BV
(d)
01/15/2032 5.000% 172,000 150,639
Total 4,662,743
Mining 0.6%
Alcoa Nederland Holding BV
(d)
03/15/2031 7.125% 23,000 23,871
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Compass Minerals International, Inc.
(d)
07/01/2030 8.000% 26,000 27,396
Constellium SE
(d)
06/15/2028 5.625% 88,000 87,985
04/15/2029 3.750% 144,000 138,339
08/15/2032 6.375% 43,000 43,716
Corp. Nacional del Cobre de Chile
(d)
01/30/2037 5.529% 333,000 327,733
Hudbay Minerals, Inc.
(d)
04/01/2029 6.125% 143,000 143,729
Kaiser Aluminum Corp.
(d)
06/01/2031 4.500% 148,000 141,514
03/01/2034 5.875% 161,000 159,238
Novelis Corp.
(d)
01/30/2030 4.750% 57,000 55,139
01/30/2030 6.875% 29,000 29,709
08/15/2031 3.875% 88,000 80,103
08/15/2033 6.375% 78,000 78,577
Total 1,337,049
Oil & Gas 2.1%
APA Corp.
02/15/2055 6.750% 36,000 37,579
CNX Resources Corp.
(d)
03/01/2032 7.250% 54,000 55,592
03/01/2034 5.875% 64,000 62,224
Crescent Energy Finance LLC
(d)
04/01/2032 7.625% 28,000 28,203
04/15/2032 7.875% 28,000 28,353
01/15/2033 7.375% 30,000 29,810
01/15/2034 8.375% 115,000 118,439
Hilcorp Energy I LP/Hilcorp Finance Co.
(d)
11/01/2028 6.250% 83,000 83,217
04/15/2032 6.250% 100,000 96,791
11/01/2033 8.375% 17,000 17,714
02/15/2035 7.250% 104,000 102,366
Matador Resources Co.
(d)
04/15/2032 6.500% 94,000 94,476
04/15/2033 6.250% 96,000 95,623
04/15/2034 6.000% 54,000 52,626
Nabors Industries, Inc.
(d)
01/31/2030 9.125% 94,000 98,265
08/15/2031 8.875% 20,000 20,540
11/15/2032 7.625% 89,000 91,022
Occidental Petroleum Corp.
10/01/2054 6.050% 124,000 125,632

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
50
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Pertamina Persero PT
(d)
02/09/2031 2.300% 200,000 175,688
05/30/2044 6.450% 596,000 603,736
Petroleos Mexicanos
02/12/2048 6.350% 1,035,000 850,265
01/23/2050 7.690% 734,000 684,482
SM Energy Co.
(d)
08/01/2029 6.750% 58,000 59,043
11/01/2030 8.625% 17,000 17,857
07/01/2031 8.750% 86,000 89,789
08/01/2032 7.000% 117,000 118,057
06/15/2033 9.625% 188,000 206,079
04/15/2034 6.625% 150,000 147,674
Sunoco LP
(d)
05/01/2029 7.000% 66,000 67,927
07/15/2031 5.375% 77,000 75,964
05/01/2032 7.250% 62,000 64,281
07/01/2033 6.250% 85,000 85,704
Sunoco LP
(d),(j),(l)
09/18/2030 7.875% 337,000 350,412
Sunoco LP/Sunoco Finance Corp.
(d)
09/15/2028 7.000% 45,000 45,951
Transocean Aquila Ltd.
(d)
09/30/2028 8.000% 75,078 76,651
Transocean International Ltd.
(d)
05/15/2029 8.250% 23,000 23,750
05/15/2031 8.500% 96,000 99,630
Total 5,081,412
Oil & Gas Services 0.3%
Archrock Partners LP/ Archrock Partners Finance Corp.
(d)
09/01/2032 6.625% 44,000 44,813
Archrock Services LP/ Archrock Partners Finance Corp.
(d)
02/01/2034 6.000% 114,000 113,252
Kodiak Gas Services LLC
(d)
04/01/2031 5.875% 72,000 72,150
10/01/2033 6.500% 107,000 108,314
10/01/2035 6.750% 160,000 164,123
Oceaneering International, Inc.
(d),(e)
07/15/2034 6.875% 78,000 79,266
USA Compression Partners LP/USA Compression Finance
Corp.
(d)
03/15/2029 7.125% 214,000 219,244
Total 801,162
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(d)
09/01/2029 4.000% 211,000 200,591
Clydesdale Acquisition Holdings, Inc.
(d)
04/15/2030 8.750% 168,000 165,740
04/15/2032 6.750% 71,000 68,921
Sword Purchaser LLC
(d)
04/15/2033 8.250% 135,000 139,642
04/15/2034 10.500% 102,000 106,589
Total 681,483
Pharmaceuticals 0.4%
1261229 BC Ltd.
(d)
04/15/2032 10.000% 265,000 268,243
AbbVie, Inc.
11/21/2029 3.200% 113,000 108,203
Bausch Health Cos., Inc.
(d)
06/01/2028 4.875% 85,000 78,587
09/30/2028 11.000% 19,000 19,343
Grifols SA
(d)
10/15/2028 4.750% 204,000 200,262
Organon & Co./Organon Foreign Debt Co-Issuer BV
(d)
04/30/2028 4.125% 30,000 29,621
04/30/2031 5.125% 20,000 19,795
Total 724,054
Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(d)
02/01/2032 6.625% 116,000 118,450
CNX Midstream Partners LP
(d)
04/15/2030 4.750% 162,000 154,312
Delek Logistics Partners LP/ Delek Logistics Finance Corp.
(d)
03/15/2029 8.625% 144,000 149,716
06/30/2033 7.375% 164,000 167,278
06/01/2034 6.875% 121,000 120,583
Enbridge, Inc.
04/05/2027 5.250% 240,000 241,397
Galaxy Pipeline Assets Bidco Ltd.
(d)
03/31/2036 2.625% 624,000 544,297
09/30/2040 3.250% 200,000 157,592
Greensaif Pipelines Bidco SARL
(d)
02/23/2038 6.129% 400,000 413,490
Harvest Midstream I LP
(d)
05/15/2034 6.750% 96,000 97,299

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
51
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
ITT Holdings LLC
(d)
08/01/2029 6.500% 15,000 14,826
NuStar Logistics LP
04/28/2027 5.625% 72,000 72,174
Rockies Express Pipeline LLC
(d)
03/15/2033 6.750% 38,000 39,042
TransMontaigne Partners LLC
(d)
06/15/2030 8.500% 171,000 174,200
Venture Global Calcasieu Pass LLC
(d)
08/15/2029 3.875% 81,000 77,319
08/15/2031 4.125% 106,000 99,502
11/01/2033 3.875% 58,000 51,696
05/01/2036 6.000% 203,000 205,150
Venture Global LNG, Inc.
(d)
02/01/2029 9.500% 75,000 80,824
01/15/2030 7.000% 49,000 49,951
06/01/2031 8.375% 35,000 36,436
02/01/2032 9.875% 75,000 80,037
12/15/2034 6.375% 70,000 68,785
Venture Global LNG, Inc.
(d),(j),(l)
09/30/2029 9.000% 257,000 250,305
Venture Global Plaquemines LNG LLC
(d)
05/01/2033 7.500% 59,000 64,752
01/15/2034 6.500% 136,000 141,675
06/15/2034 6.500% 51,000 53,107
05/01/2035 7.750% 59,000 66,141
01/15/2036 6.750% 222,000 235,318
Western Midstream Operating LP
03/01/2031 4.800% 74,000 73,159
Williams Cos., Inc.
08/15/2028 5.300% 505,000 512,125
Total 4,610,938
REITS 0.3%
Iron Mountain, Inc.
(d)
09/15/2027 4.875% 215,000 214,596
07/15/2030 5.250% 90,000 88,582
01/15/2033 6.250% 38,000 38,360
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(d)
10/01/2028 5.875% 146,000 145,972
05/15/2029 4.875% 32,000 31,292
02/01/2030 7.000% 29,000 29,711
RHP Hotel Properties LP/RHP Finance Corp.
(d)
07/15/2028 7.250% 18,000 18,352
02/15/2029 4.500% 15,000 14,693
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/01/2032 6.500% 51,000 52,165
06/15/2033 6.500% 53,000 54,384
03/15/2034 5.750% 26,000 25,723
RLJ Lodging Trust LP
(d)
07/01/2026 3.750% 20,000 20,000
Service Properties Trust
(d)
11/15/2031 8.625% 42,000 44,236
Uniti Group LP/ Uniti Fiber Holdings, Inc./CSL Capital LLC
(d)
01/15/2030 6.000% 28,000 27,354
Total 805,420
Retail 0.8%
1011778 BC ULC/New Red Finance, Inc.
(d)
01/15/2028 4.375% 163,000 161,210
09/15/2029 5.625% 59,000 59,352
10/15/2030 4.000% 101,000 95,388
Advance Auto Parts, Inc.
(d)
08/01/2030 7.000% 70,000 71,803
08/01/2033 7.375% 200,000 207,143
Asbury Automotive Group, Inc.
(d)
02/15/2032 5.000% 44,000 42,022
Bath & Body Works, Inc.
11/01/2035 6.875% 46,000 47,106
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(d)
01/15/2030 6.750% 205,000 201,037
Group 1 Automotive, Inc.
(d)
08/15/2028 4.000% 21,000 20,453
01/15/2030 6.375% 22,000 22,285
LBM Acquisition LLC
(d)
01/15/2029 6.250% 53,000 38,385
06/15/2031 9.500% 118,000 105,447
LCM Investments Holdings II LLC
(d)
05/01/2029 4.875% 32,000 31,189
08/01/2031 8.250% 35,000 36,472
Lithia Motors, Inc.
(d)
01/15/2031 4.375% 30,000 28,433
PetSmart LLC/PetSmart Finance Corp.
(d)
09/15/2032 7.500% 89,000 89,020
09/15/2033 10.000% 60,000 60,091
QXO Building Products, Inc.
(d)
07/15/2031 6.500% 89,000 90,693
04/30/2032 6.750% 106,000 109,422
07/15/2034 6.875% 129,000 132,419

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
52
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
White Cap Supply Holdings LLC
(d)
11/15/2030 7.375% 242,000 245,603
Total 1,894,973
Semiconductors 0.2%
Entegris , Inc.
(d)
04/15/2029 4.750% 76,000 75,117
06/15/2030 5.950% 152,000 153,431
Intel Corp.
03/25/2050 4.750% 220,000 182,462
NXP BV/NXP Funding LLC/NXP USA, Inc.
01/15/2033 5.000% 194,000 193,366
Synaptics , Inc.
(d)
06/15/2029 4.000% 98,000 96,613
Total 700,989
Software 1.0%
AthenaHealth Group, Inc.
(d)
02/15/2030 6.500% 162,000 155,345
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(d)
06/15/2029 8.000% 20,000 11,219
Central Parent, Inc./CDK Global, Inc.
(d)
06/15/2029 7.250% 39,000 20,938
Cloud Software Group, Inc.
(d)
03/31/2029 6.500% 120,000 116,480
09/30/2029 9.000% 411,000 399,046
06/30/2032 8.250% 61,000 57,112
08/15/2033 6.625% 24,000 20,785
CoreWeave , Inc.
(d)
02/01/2031 9.000% 168,000 166,125
10/01/2031 9.750% 115,000 114,701
07/15/2032 9.625% 151,000 148,784
Fair Isaac Corp.
(d)
05/15/2033 6.000% 27,000 26,586
OAK-Eagle Acquireco , Inc.
(d)
07/01/2033 7.250% 81,000 84,806
07/01/2034 8.750% 83,000 88,079
Oracle Corp.
09/26/2065 6.100% 779,000 651,434
ROBLOX Corp.
(d)
05/01/2030 3.875% 52,000 49,170
SS&C Technologies, Inc.
(d)
06/01/2032 6.500% 46,000 46,344
UKG, Inc.
(d)
02/01/2031 6.875% 86,000 83,500
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
(d)
02/01/2029 3.875% 198,000 160,906
Total 2,401,360
Telecommunications 1.7%
Altice France SA
(d)
04/15/2032 6.500% 211,128 204,089
APLD ComputeCo 2 LLC
(d)
03/15/2031 6.750% 348,000 349,172
APLD ComputeCo 3 LLC
(d)
06/15/2031 7.000% 199,000 198,711
APLD ComputeCo LLC
(d)
12/15/2030 9.250% 245,000 264,329
Black Pearl Compute LLC
(d)
02/15/2031 6.125% 132,000 133,953
Cipher Compute LLC
(d)
11/15/2030 7.125% 88,000 91,570
Core Scientific Finance I LLC
(d)
05/15/2031 7.750% 232,000 235,216
Fibercop SpA
(d)
07/18/2036 7.200% 59,000 60,732
06/04/2038 7.721% 48,000 50,098
Flash Compute LLC
(d)
12/31/2030 7.250% 74,000 76,127
Iliad Holding SAS
(d)
10/15/2028 7.000% 42,000 42,200
04/15/2031 8.500% 37,000 39,198
04/15/2032 7.000% 56,000 57,023
Level 3 Financing, Inc.
(d)
01/15/2036 8.500% 99,000 106,390
02/15/2037 7.500% 28,000 28,754
Meridian Arc Holdco LLC
(d)
04/30/2031 6.250% 170,000 170,307
PR RNO Property Owner 1 LLC
(d)
05/01/2031 6.500% 324,000 323,561
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(d)
04/15/2036 5.700% 490,000 465,780
Stingray Compute LLC
(d)
06/15/2031 6.000% 70,000 70,161
SV RNO Property Owner 1 LLC
(d)
03/01/2031 5.875% 392,000 386,464
Uniti Group LP/ Uniti Group Finance 2019, Inc./CSL Capital LLC
(d)
Series FEB
06/15/2032 8.625% 86,000 89,862

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
53
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Uniti Services LLC
(d)
10/15/2033 7.500% 66,000 69,510
Vmed O2 U.K. Financing I PLC
(d)
01/31/2031 4.250% 32,000 26,395
07/15/2031 4.750% 110,000 90,490
04/15/2032 7.750% 19,000 17,116
Windstream Services LLC/Windstream Escrow Finance Corp.
(d)
10/01/2031 8.250% 137,000 144,477
WULF Compute LLC
(d)
10/15/2030 7.750% 63,000 66,126
Total 3,857,811
Transportation 0.2%
Genesee & Wyoming, Inc.
(d)
04/15/2032 6.250% 87,000 88,313
Indian Railway Finance Corp. Ltd.
(d)
02/10/2031 2.800% 200,000 181,582
Watco Cos. LLC/ Watco Finance Corp.
(d)
08/01/2032 7.125% 198,000 203,349
Total 473,244
Total Corporate Bonds
(Cost $ 72,200,180) 72,546,050
Exchange-Traded Funds 0.8%
Fixed Income Funds 0.8%
Columbia Short Duration High Yield ETF 98,000 1,980,090
Total Exchange-Traded Funds
(Cost $ 1,968,820) 1,980,090
Foreign Government Obligations
(m),(n)
8.5%
Angola 0.1%
Angola Government International Bonds
(d)
05/08/2048 9.375% 200,000 192,024
1 1 1 1 192,024
Bahrain 0.1%
Bahrain Government International Bonds
(d)
02/03/2038 7.100% 200,000 194,290
1 1 1 1 194,290
Brazil 0.9%
Brazil Government International Bonds
06/12/2030 3.875% 202,000 191,980
01/12/2056 7.250% 370,000 371,436
Brazil Letras do Tesouro Nacional
10/01/2026 0.000% BRL 1,220,000 228,588
Brazil Notas do Tesouro Nacional
01/01/2027 10.000% BRL 100,000 190,301
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(m),(n)
(continued)
01/01/2031 10.000% BRL 3,037,000 511,504
01/01/2035 10.000% BRL 5,000,000 777,604
Total 2,271,413
Chile 0.2%
Chile Government International Bonds
05/07/2041 3.100% 599,000 458,248
1 1 1 1 458,248
Colombia 0.2%
Colombia TES
02/27/2030 12.500% COP 1,657,600,000 487,746
1 1 1 1 487,746
Cote d'Ivoire 0.2%
Ivory Coast Government International Bonds
(d)
01/30/2037 8.250% 388,000 429,715
1 1 1 1 429,715
Dominican Republic 0.6%
Dominican Republic International Bonds
(d)
01/30/2030 4.500% 533,000 514,324
04/30/2044 7.450% 200,000 217,038
01/27/2045 6.850% 307,000 314,691
01/30/2060 5.875% 334,000 294,959
Total 1,341,012
Ecuador 0.2%
Ecuador Government International Bonds
(d)
01/29/2034 8.750% 390,000 392,954
1 1 1 1 392,954
Egypt 0.4%
Egypt Government International Bonds
(d)
01/31/2047 8.500% 250,000 244,246
02/16/2061 7.500% 718,000 618,454
Total 862,700
Ghana 0.4%
Ghana Government International Bonds
(d),(o)
07/03/2035 5.000% 956,802 886,986
1 1 1 1 886,986
Guatemala 0.3%
Guatemala Government Bonds
(d)
08/06/2031 6.050% 205,000 210,539
08/15/2036 6.250% 510,000 531,699
Total 742,238
Hungary 0.1%
Hungary Government International Bonds
(d)
09/22/2032 6.250% 302,000 319,472
1 1 1 1 319,472

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
54
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(m),(n)
(continued)
India 0.1%
Export-Import Bank of India
(d)
01/15/2030 3.250% 239,000 226,350
1 1 1 1 226,350
Indonesia 0.2%
Indonesia Government International Bonds
02/11/2049 5.350% 375,000 358,707
Perusahaan Penerbit SBSN Indonesia III
(d)
06/06/2032 4.700% 200,000 197,883
Total 556,590
Kenya 0.1%
Republic of Kenya Government International
Bonds
(d)
02/26/2039 8.700% 200,000 197,770
1 1 1 1 197,770
Mexico 0.9%
Mexico Bonos
02/28/2030 8.500% 5,920,000 341,092
05/29/2031 7.750% 10,057,400 559,152
Mexico Government International Bonds
03/22/2033 5.375% 694,000 679,875
05/07/2036 6.000% 200,000 199,761
01/29/2038 6.625% 200,000 204,886
02/09/2038 6.125% 294,000 288,653
Total 2,273,419
Mongolia 0.2%
Mongolia Government International Bonds
(d)
01/19/2028 8.650% 400,000 419,945
1 1 1 1 419,945
Nigeria 0.3%
Nigeria Government International Bonds
(d)
11/28/2047 7.625% 634,000 620,236
1 1 1 1 620,236
Oman 0.2%
Oman Government International Bonds
(d)
01/17/2048 6.750% 400,000 437,577
1 1 1 1 437,577
Pakistan 0.1%
Pakistan Government International Bonds
(d)
04/08/2031 7.375% 238,000 239,376
1 1 1 1 239,376
Paraguay 0.1%
Paraguay Government International Bonds
(d)
08/11/2044 6.100% 200,000 204,489
1 1 1 1 204,489
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(m),(n)
(continued)
Peru 0.4%
Peru Government International Bonds
03/30/2036 5.500% 707,000 714,615
11/18/2050 5.625% 174,000 169,558
Total 884,173
Romania 0.2%
Romania Government International Bonds
(d)
02/10/2037 7.500% 166,000 179,341
02/14/2051 4.000% 306,000 206,200
Total 385,541
South Africa 1.0%
Republic of South Africa Government Bonds
03/31/2036 6.250% ZAR 8,800,000 460,602
Republic of South Africa Government
International Bonds
09/30/2049 5.750% 1,016,000 861,406
04/20/2052 7.300% 784,000 791,661
Republic of South Africa Government
International Bonds
(d)
12/11/2055 7.250% 439,000 437,811
Total 2,551,480
Sri Lanka 0.2%
Sri Lanka Government International Bonds
(d),(o)
02/15/2038 3.600% 472,372 474,080
1 1 1 1 474,080
Turkey 0.8%
Turkiye Government Bonds
08/12/2026 36.000% TRY 10,500,000 224,664
Turkiye Government International Bonds
02/12/2032 7.125% 1,548,000 1,585,961
05/11/2047 5.750% 366,000 296,886
Total 2,107,511
Total Foreign Government Obligations
(Cost $ 19,911,057) 20,157,335
..
Value ($)
Joint Ventures
(p)
0.7%
Itasca Park LLC
(f),(h),(q),(r)
1,001,523
Itasca Park LLC - Unfunded
(f),(h),(q),(r)
608,000
Total Joint Ventures
(Cost $ 1,600,000) 1,609,523

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
55
Issuer . Shares
.
Value ($)
Mutual Funds 0.0%
Fixed Income Funds 0.0%
Bentham Syndicated Loan Fund 1,253 25,026
Total Mutual Funds
(Cost $ –) 25,026
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities 8.1%
ACHV ABS Trust
(d)
Series 2024-3AL  Class A
12/26/2031 5.010% 113,006 113,291
Series 2024-3AL  Class B
12/26/2031 5.450% 66,918 67,254
Affirm Asset Securitization Trust
(d)
Series 2024-X2  Class C
12/17/2029 5.620% 23,409 23,415
ASPWP
(c),(d),(f)
03/29/2029 6.542% 1,150,000 1,150,000
Citigroup Mortgage Loan Trust, Inc.
(a),(d)
Series 2026-HE1  Class A1
30 day USD SOFR Average + 1.350%
10/25/2056 4.978% 1,168,485 1,168,482
EDGEX Issuer Trust
(b),(c),(d),(s)
Series 2025-1NN  Class CERT
01/15/2031 0.000% 150,000 88,224
EDGEX Issuer Trust
(d)
Series 2025-2NN  Class A
01/15/2032 5.498% 520,275 518,854
Series 2025-2NN  Class B
01/15/2032 6.475% 482,173 476,955
FIGRE Trust
(c),(d)
Series 2026-FL2  Class A1
06/25/2056 5.516% 1,000,000 1,001,619
GITSIT Mortgage Loan Trust
(d)
Series 2025-NPL1  Class A1
02/25/2055 6.276% 83,725 83,761
GLS Auto Select Receivables Trust
(d)
Series 2024-4A  Class A2
12/17/2029 4.430% 130,224 130,188
GreenSky Home Improvement Issuer Trust
(d)
Series 2024-2  Class A4
10/27/2059 5.150% 235,726 236,014
GS Mortgage-Backed Securities Trust
(c),(d)
Series 2025-SL1  Class B1
11/25/2067 6.529% 700,000 677,427
Lendbuzz Securitization Trust
(d)
Series 2024-3A  Class A2
10/15/2029 4.970% 194,059 194,103
Series 2025-2A  Class A2
05/15/2030 5.180% 281,525 281,630
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2026-1A  Class A2
07/15/2030 4.680% 717,464 715,810
MPOWER Education Trust
(d)
Series 2025-1  Class A
12/22/2042 6.250% 442,570 442,632
Series 2025-1  Class B
12/22/2042 8.180% 100,000 101,433
Series 2025-A  Class A
07/21/2042 6.620% 109,134 110,737
Pagaya Ai Debt Grantor Trust
(d)
Series 2024-9  Class C
03/15/2032 5.774% 156,169 156,130
Series 2024-9  Class D
03/15/2032 6.174% 196,072 196,036
Pagaya AI Debt Grantor Trust
(d)
Series 2024-10  Class B
06/15/2032 5.750% 225,108 225,183
Series 2024-10  Class D
06/15/2032 6.429% 353,552 352,401
Series 2024-11  Class B
07/15/2032 5.637% 185,495 186,133
Series 2024-5  Class B
10/15/2031 6.601% 166,613 166,690
Series 2024-8  Class C
01/15/2032 6.030% 162,867 162,923
Series 2024-9  Class B
03/15/2032 5.306% 205,004 204,920
Series 2025-1  Class B
07/15/2032 5.628% 185,068 184,876
Series 2025-5  Class B
03/15/2033 5.440% 749,971 746,624
Series 2025-8  Class B
07/15/2033 5.409% 299,897 298,221
Series 2025-R3  Class A
01/18/2033 4.841% 376,490 375,472
Series 2026-1  Class B
09/15/2033 5.370% 1,069,303 1,061,195
Series 2026-4  Class B
01/16/2034 6.254% 750,000 752,437
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(d)
Series 2024-6  Class B
11/15/2031 6.589% 177,314 177,394
Series 2024-6  Class C
11/15/2031 7.068% 113,450 113,508
Pagaya AI Debt Selection Trust
(d)
Series 2024-7  Class B
12/15/2031 6.574% 129,585 129,643
Series 2024-7  Class C
12/15/2031 7.095% 153,699 153,861

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
56
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Pagaya Point of Sale Holdings Grantor Trust
(d)
Series 2025-2  Class A
07/20/2033 5.065% 500,000 499,365
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2024-3A  Class A
03/25/2033 5.281% 306,943 307,287
Series 2026-3A  Class A4
03/26/2035 5.883% 2,100,000 2,105,564
Series 2026-R1A  Class A
07/25/2034 5.659% 449,091 447,712
SAIF Securitization Trust
(d)
Series 2025-CES1  Class A1
06/25/2065 5.406% 499,720 498,650
Unlock HEA Trust
(d)
Series 2023-1  Class A
10/25/2038 7.000% 326,842 326,461
Upstart Securitization Trust
(d)
Series 2024-1  Class B
11/20/2034 6.240% 750,000 754,634
VCAT LLC
(d)
Series 2026-NPL1  Class A1
01/25/2056 5.101% 419,786 418,493
Vista Point Securitization Trust
(d)
Series 2025-CES2  Class A1
08/25/2055 5.601% 587,487 587,323
VOLT XCV LLC
(d)
Series 2021-NPL4  Class A1
03/27/2051 6.240% 3,494 3,496
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 19,209,314) 19,174,461
Non-Agency Collateralized Loan Obligations Securities 3.1%
Bain Capital Credit CLO Ltd.
(a),(d)
Series 2021-6A  Class E
3 mo. USD Term SOFR + 6.762%
Floor 6.762%
10/21/2034 10.434% 250,000 194,527
Cayuga Park CLO Ltd.
(a),(d)
Series 2020-1A  Class AR2
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
10/17/2038 4.880% 800,000 799,604
Elmwood CLO 49 Ltd.
(a),(d)
Series 2026-3A  Class D1
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.214% 400,000 399,980
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
GoldenTree Loan Management U.S. CLO 27
Ltd.
(a),(d)
Series 2025-27A  Class A
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
01/20/2039 4.865% 1,200,000 1,200,360
GoldenTree Loan Management U.S. CLO 30
Ltd.
(a),(d)
Series 2026-30A  Class D
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.228% 650,000 649,977
Madison Park Funding LXII Ltd.
(a),(d)
Series 2022-62A  Class A1R2
3 mo. USD Term SOFR + 1.300%
Floor 1.300%
07/16/2038 4.980% 600,000 600,290
Madison Park Funding LXXIV Ltd.
(a),(d)
Series 2026-74A  Class D1
3 mo. USD Term SOFR + 2.700%
07/23/2039 6.403% 400,000 400,412
Madison Park Funding XXIV Ltd.
(a),(d)
Series 2016-24A  Class BR2
3 mo. USD Term SOFR + 1.550%
Floor 1.550%
10/20/2029 5.225% 4,978 4,978
Madison Park Funding XXIX Ltd.
(a),(d)
Series 2018-29A  Class A1R2
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
03/25/2038 4.855% 1,100,000 1,100,504
Montauk Park CLO Ltd.
(a),(d)
Series 2026-1A  Class E
3 mo. USD Term SOFR + 5.450%
Floor 5.450%
04/24/2039 9.170% 600,000 605,930
Neuberger Berman Loan Advisers CLO 64
Ltd.
(a),(d)
Series 2026-64A  Class D1
3 mo. USD Term SOFR + 2.600%
Floor 2.600%
07/23/2040 6.239% 450,000 452,484
OHA Credit Funding 26 Ltd.
(a),(d)
Series 2026-26A  Class D1
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.228% 300,000 300,024
OHA Credit Partners XI Ltd.
(a),(d)
Series 2015-11A  Class D1R3
3 mo. USD Term SOFR + 2.600%
Floor 2.600%
07/20/2039 6.221% 500,000 500,191
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 7,246,876) 7,209,261

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
57
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities 8.3%
A&D Mortgage Trust
(d)
Series 2024-NQM3  Class A1
07/25/2069 6.451% 331,955 334,219
Angel Oak Mortgage Trust
(d)
Series 2025-8  Class A2
07/25/2070 5.613% 837,060 835,771
Barclays Mortgage Loan Trust
(c),(d)
Series 2025-NQM3  Class A1
05/25/2065 5.640% 287,030 287,589
BRAVO Residential Funding Trust
(c),(d)
Series 2026-NQMR1  Class A1
08/25/2062 5.395% 1,074,259 1,069,050
Cross Mortgage Trust
(c),(d)
Series 2025-H5  Class A1
07/25/2070 5.509% 321,349 322,018
Ellington Financial Mortgage Trust
(c),(d)
Series 2026-NQM5  Class A1
06/25/2071 5.558% 743,263 744,493
Federal Home Loan Mortgage Corp.
(c)
02/25/2032 0.270% 20,721,240 115,185
02/25/2032 3.758% 250,000 242,774
Federal Home Loan Mortgage Corp. Structured Pass-Through
Certificates
(c)
02/25/2032 3.758% 112,448 111,146
GCAT Trust
(d)
Series 2025-NQM3  Class A1
05/25/2070 5.550% 396,621 397,403
GS Mortgage-Backed Securities Trust
(d)
Series 2026-R1  Class A1
04/25/2063 5.534% 376,429 376,111
HOMES Trust
(c),(d)
Series 2025-AFC4  Class A1
11/25/2060 5.149% 701,817 697,554
JP Morgan Mortgage Trust
(c),(d)
Series 2026-NQM3  Class A1
10/25/2066 5.480% 644,434 643,242
Series 2026-NQX1  Class A1
07/25/2066 5.500% 470,854 469,726
Series 2026-NQX2  Class A1LC
10/25/2066 5.628% 1,550,000 1,551,742
JP Morgan Mortgage Trust
(d)
Series 2026-NQM2  Class A2
09/25/2066 5.610% 883,638 880,888
MFA Trust
(d)
Series 2024-NPL1  Class A1
09/25/2054 6.330% 1,109,948 1,110,281
MFA Trust
(c),(d)
Series 2026-NQMR1  Class A1
11/25/2067 5.502% 332,257 331,769
Morgan Stanley Residential Mortgage Loan Trust
(c),(d)
Series 2026-DSC2  Class A1
04/27/2071 5.440% 1,129,255 1,126,309
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
OBX Trust
(d)
Series 2024-NQM3  Class A1
12/25/2063 6.129% 194,540 195,112
OSAT Trust
(d)
Series 2021-RPL1  Class A2
05/25/2065 7.967% 227,543 219,144
PRPM LLC
(d)
Series 2023-RCF1  Class M1
06/25/2053 4.000% 350,000 344,427
Series 2024-7  Class A1
11/25/2029 5.870% 387,072 387,309
Series 2024-8  Class A1
12/25/2029 5.897% 223,300 223,340
Series 2026-4  Class A1
06/25/2031 6.299% 1,100,000 1,100,124
PRPM Trust
(c),(d)
Series 2025-NQM6  Class A1
12/25/2070 4.986% 1,013,988 1,007,638
Series 2026-NQM2  Class A1
04/25/2071 5.264% 786,245 783,774
Radnor Re Ltd.
(a),(d)
Series 2021-1  Class M2
30 day USD SOFR Average + 3.150%
Floor 3.150%
12/27/2033 6.778% 63,042 63,132
Series 2024-1  Class M1B
30 day USD SOFR Average + 2.900%
Floor 2.900%
09/25/2034 6.528% 64,287 64,459
Saluda Grade Alternative Mortgage Trust
(a),(d)
Series 2026-LOC6  Class A1A
1 mo. USD Term SOFR + 1.500%
Floor 1.500%
06/25/2056 5.148% 1,223,537 1,223,533
Splitero Trust
(d)
Series 2026-1  Class A1
06/25/2056 5.750% 1,000,000 987,547
Toorak Mortgage Trust
(d)
Series 2024-RRTL2  Class A1
09/25/2039 5.504% 650,000 650,544
Triangle Re Ltd.
(a),(d)
Series 2021-2  Class M2
1 mo. USD Term SOFR + 5.614%
Floor 5.500%
10/25/2033 9.263% 102,228 102,556
Verus Securitization Trust
(d)
Series 2026-4  Class A2
04/25/2071 5.323% 446,583 444,463
Visio Trust
(c),(d)
Series 2019-2  Class B1
11/25/2054 3.910% 100,000 99,611

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
58
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-2  Class M1
11/25/2054 3.260% 161,734 161,114
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 19,759,461) 19,705,097
Non-Agency Commercial Mortgage-Backed Securities 0.2%
CSMC OA LLC
(d)
Series 2014-USA  Class F
09/15/2037 4.373% 100,000 72,783
CSMC Trust
(d)
Series 2014-USA  Class E
09/15/2037 4.373% 200,000 162,239
SFO Commercial Mortgage Trust
(a),(d)
Series 2021-555  Class A
1 mo. USD Term SOFR + 1.514%
Floor 1.150%
05/15/2038 5.139% 150,000 149,956
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 417,768) 384,978
Senior Loans 16.3%
Advertising 0.0%
Neptune Bidco U.S., Inc.
(a),(t)
2026 USD Term Loan B
3 mo. USD Term SOFR +
5.000%
02/03/2033 8.769% 64,817 64,222
1 1 1 1 1
Aerospace & Defense 0.1%
Karman Holdings LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.750%
04/01/2032 6.482% 6,656 6,677
TransDigm , Inc.
(a),(t)
2025 Term Loan M
1 mo. USD Term SOFR +
2.500%
08/19/2032 6.144% 299,246 299,283
2026 Term Loan N
1 mo. USD Term SOFR +
2.500%
02/13/2033 6.144% 14,134 14,132
Total 320,092
Agriculture 0.1%
Golden State Food LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
3.500%
12/04/2031 7.232% 148,871 148,934
1 1 1 1 1
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Airlines 0.1%
American Airlines, Inc.
(a),(t)
2025 Term Loan
3 mo. USD Term SOFR +
2.250%
04/20/2028 5.925% 200,000 199,656
2025 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/28/2032 6.425% 102,718 102,718
2026 1st Lien Term Loan B
U.S. (Fed) Prime Rate +
2.000%
05/29/2033 6.666% 23,027 22,720
Total 325,094
Auto Parts & Equipment 0.2%
American Axle & Manufacturing, Inc.
(a),(t),(u)
2022 Term Loan B
12/13/2029 0.000% 200,000 200,166
Clarios Global LP
(a),(t)
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
01/28/2032 6.144% 250,000 250,000
Total 450,166
Beverages 0.2%
Primo Brands Corp.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.750%
03/31/2031 6.482% 184,622 185,398
Sazerac Co., Inc.
(a),(t)
Repriced Term Loan B
1 mo. USD Term SOFR +
2.000%
07/09/2032 5.630% 184,653 184,269
Total 369,667
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc.
(a),(t)
2026 USD Term Loan B
6 mo. USD Term SOFR +
2.500%
04/14/2033 6.187% 275,996 276,548
1 1 1 1 1
Building Materials 0.4%
Chamberlain Group, Inc.
(a),(t),(u)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
09/08/2032 6.644% 217,856 217,806

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
59
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Cornerstone Building Brands, Inc.
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
4.500%
05/15/2031 8.164% 33,116 16,823
EMRLD Borrower LP
(a),(t),(u)
Term Loan B
3 mo. USD Term SOFR +
2.250%
05/31/2030 5.916% 249,496 249,162
Quikrete Holdings, Inc.
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
02/10/2032 5.894% 351,340 350,901
Smyrna Ready Mix Concrete LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
04/02/2029 6.644% 208,275 208,666
Total 1,043,358
Chemicals 0.8%
AAP Buyer, Inc.
(a),(t),(u)
Term Loan B
3 mo. USD Term SOFR +
2.750%
09/09/2031 6.413% 233,244 233,729
Chemours Co.
(a),(t)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.500%
10/15/2032 7.144% 149,250 148,784
Flint Group Midco Ltd.
(a),(t)
USD Opco Term Loan
3 mo. USD Term SOFR +
4.250%
09/30/2028 0.750% 170,659 159,822
Flint Group Topco Ltd.
(a),(t)
USD Second Lien HoldCo
Facility
3 mo. USD Term SOFR +
0.100%
12/31/2027 6.900% 146,230 5,301
Illuminate Buyer LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
12/31/2029 6.144% 107,344 105,792
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
INEOS Quattro Holdings U.K. Ltd.
(a),(t)
2023 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
4.250%
04/02/2029 7.994% 438,635 385,450
Ineos U.S. Finance LLC
(a),(t)
2023 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
02/18/2030 6.894% 246,401 226,443
2024 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
3.000%
02/07/2031 6.644% 44,704 39,529
INEOS U.S. Finance LLC
(t)
2026 USD Term Loan
06/18/2032 0.000% 108,538 101,393
Nouryon Finance BV
(a),(t),(u)
2026 USD Term Loan B
07/03/2031 0.000% 55,324 55,278
Olympus Water U.S. Holding Corp.
(a),(t)
2024 USD Term Loan
3 mo. USD Term SOFR +
3.000%
06/20/2031 6.732% 271,959 271,314
Qnity Electronics, Inc.
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
2.000%
11/01/2032 5.666% 73,888 73,965
USALCO LLC
(a),(t)
2025 Term Loan
1 mo. USD Term SOFR +
3.500%
09/30/2031 7.144% 50,724 50,523
Total 1,857,323
Commercial Services 1.3%
Allied Universal Holdco LLC
(a),(t)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
08/20/2032 6.894% 148,875 148,856
Belron Finance 2019 LLC
(a),(t)
2026 Repriced Term Loan B
3 mo. USD Term SOFR +
2.000%
10/16/2031 5.657% 298,827 298,389

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
60
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
CompoSecure Holdings LLC
(a),(t)
Term Loan
3 mo. USD Term SOFR +
2.250%
01/14/2033 5.918% 220,320 218,858
Corp. Service Co.
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
2.000%
11/02/2029 5.644% 289,879 288,139
Creative Artists Agency LLC
(a),(t),(u)
2025 Repriced Term Loan B
1-month Term SOFR + 2.500%
10/01/2031 0.000% 200,000 199,818
Fleet Midco I Ltd.
(a),(t)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.750%
02/21/2031 6.394% 36,847 36,847
Fugue Finance BV
(a),(t),(u)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.250%
01/09/2032 5.916% 152,810 152,242
ION Platform Finance U.S., Inc.
(a),(t)
USD Term Loan
3 mo. USD Term SOFR +
3.750%
10/07/2032 7.482% 122,953 87,235
Mavis Tire Express Services Corp.
(a),(t)
2025 Repriced Term Loan
6 mo. USD Term SOFR +
3.000%
05/04/2028 6.669% 65,833 65,687
OMNIA Partners LLC
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
12/31/2032 6.417% 147,758 147,831
Parexel International Corp.
(a),(t)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
12/12/2031 6.144% 297,368 297,368
PG Investment Co. 59 SARL
(a),(t),(u)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.000%
03/26/2031 5.732% 186,330 186,112
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Prime Security Services Borrower LLC
(a),(t)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.000%
10/13/2030 5.619% 299,154 296,985
Raven Acquisition Holdings LLC
(a),(t),(u),(v)
Delayed Draw Term Loan
11/19/2031 3.000% 17,607 17,360
Raven Acquisition Holdings LLC
(a),(t),(u)
Term Loan B
1 mo. USD Term SOFR +
3.000%
11/19/2031 6.644% 243,648 240,229
Trans Union LLC
(a),(t)
2024 Term Loan B9
1 mo. USD Term SOFR +
1.750%
06/24/2031 5.394% 199,494 198,895
Total 2,880,851
Computers 0.5%
Ahead DB Holdings LLC
(a),(t)
2024 Term Loan B4
3 mo. USD Term SOFR +
2.500%
02/03/2031 6.270% 164,088 161,160
Fortress Intermediate 3, Inc.
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
06/27/2031 6.624% 147,758 146,650
Imprivata, Inc.
(a),(t),(u)
2026 Term Loan B
12/03/2029 0.000% 123,864 123,710
KnowBe4, Inc.
(a),(t)
2025 Term Loan
3 mo. USD Term SOFR +
3.750%
07/23/2032 7.413% 95,466 73,986
McAfee LLC
(a),(t)
2024 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
3.000%
03/01/2029 6.644% 294,013 260,202
Nielsen Consumer, Inc.
(a),(t)
2025 USD 1st Lien Term Loan
1 mo. USD Term SOFR +
2.250%
10/31/2030 5.894% 247,507 244,413

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
61
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Peraton Corp.
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
3.750%
02/01/2028 7.513% 86,509 77,858
Plano HoldCo , Inc.
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
3.500%
10/02/2031 7.232% 134,780 105,129
Virtusa Corp.
(a),(t)
2024 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/15/2029 6.903% 83,521 72,089
Total 1,265,197
Cosmetics & Personal Care 0.2%
ACP Tara Holdings, Inc.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
12/15/2032 6.232% 107,143 107,120
Opal Bidco SAS
(a),(t),(u)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.500%
04/28/2032 6.232% 248,877 248,544
Total 355,664
Distribution & Wholesale 0.3%
BCPE Empire Holdings, Inc.
(a),(t),(u)
2026 10th Amendment Term
Loan
1 mo. USD Term SOFR +
3.500%
12/29/2032 7.144% 214,758 211,895
Gates Global LLC
(a),(t)
2024 Term Loan B5
1 mo. USD Term SOFR +
1.750%
06/04/2031 5.394% 299,239 298,659
Windsor Holdings III LLC
(a),(t),(u)
2025 USD Term Loan B
08/01/2030 0.000% 196,988 196,741
Total 707,295
Diversified Financial Services 1.0%
Apex Group Treasury LLC
(a),(t)
2025 USD Term Loan B
3 mo. USD Term SOFR +
3.500%
02/27/2032 7.153% 61,758 58,323
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Aretec Group, Inc.
(a),(t),(u)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
08/09/2030 6.644% 248,131 247,426
Citadel Securities LP
(a),(t),(u)
2026 Term Loan B
06/10/2033 0.000% 208,447 207,940
Citco Funding LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
01/30/2033 5.663% 232,323 231,536
DRW Holdings LLC
(a),(t)
2024 Term Loan B
1 mo. USD Term SOFR +
3.500%
06/26/2031 7.144% 197,980 189,483
Focus Financial Partners LLC
(a),(t)
2025 Incremental Term Loan B
1 mo. USD Term SOFR +
2.500%
09/15/2031 6.144% 220,640 215,014
GTCR Everest Borrower LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
09/05/2031 6.232% 135,243 134,589
Hudson River Trading LLC
(a),(t),(u)
2026 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
03/18/2030 6.139% 174,274 172,937
Jefferies Finance LLC
(a),(t)
2024 Term Loan
1 mo. USD Term SOFR +
2.750%
10/21/2031 6.387% 101,847 101,601
Jump Financial LLC
(a),(t),(u)
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.500%
02/26/2032 7.232% 66,857 66,774
June Purchaser LLC
(a),(t),(v)
Delayed Draw Term Loan
11/28/2031 2.750% 19,286 19,286
June Purchaser LLC
(a),(t)
Term Loan
1 mo. USD Term SOFR +
2.750%
11/28/2031 6.394% 114,268 114,268

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
62
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Kestra Advisor Services Holdings A, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.750%
03/22/2031 6.394% 58,442 57,851
Mariner Wealth Advisors LLC
(a),(t)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.250%
12/31/2030 5.982% 131,442 131,231
Osaic Holdings, Inc.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
07/30/2032 6.232% 103,639 102,162
VFH Parent LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
06/21/2031 6.144% 331,100 330,934
Total 2,381,355
Electric 0.5%
Astoria Energy LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.25%, 3 mo. USD Term SOFR
+ 2.25%
06/23/2032 5.894% - 5.982% 36,938 36,917
Carroll County Energy LLC
(a),(t)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
2.750%
06/30/2031 6.482% 89,193 89,342
Compass Power Generation LLC
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.500%
04/13/2029 6.144% 42,315 42,279
Constellation Renewables LLC
(a),(t)
2020 Term Loan
3 mo. USD Term SOFR +
2.000%
12/15/2027 5.666% 374,043 372,562
CPV Fairview LLC
(a),(t)
2025 Term Loan
3 mo. USD Term SOFR +
2.500%
08/14/2031 6.232% 65,578 65,576
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
CPV Three Rivers LLC
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
2.750%
04/15/2033 6.482% 20,219 20,177
EFS Cogen Holdings I LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
10/03/2031 6.232% 140,034 140,139
Hamilton Projects Acquiror LLC
(a),(t)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
05/30/2031 6.144% 104,260 104,491
Invenergy Thermal Operating I LLC
(a),(t)
2025 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/17/2032 6.370% 23,671 23,723
2025 Term Loan C
3 mo. USD Term SOFR +
2.750%
05/17/2032 6.370% 1,540 1,543
Lackawanna Energy Center LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.750%
08/05/2032 6.374% 139,771 139,859
MRP Buyer LLC
(a),(t)
Term Loan
3 mo. USD Term SOFR +
3.250%
06/04/2032 6.982% 132,067 132,397
Delayed Draw Term Loan
3 mo. USD Term SOFR +
3.250%
06/04/2032 6.982% 16,842 16,884
South Field LLC
(a),(t)
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.000%
08/29/2031 6.732% 33,293 33,279
2025 1st Lien Term Loan C
3 mo. USD Term SOFR +
3.000%
08/29/2031 6.732% 2,182 2,181
Total 1,221,349
Electrical Components & Equipment 0.1%
Belden, Inc.
(a),(t),(u)
Term Loan
06/10/2033 0.000% 164,194 164,194
1 1 1 1 1

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
63
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Electronics 0.3%
Coherent Corp.
(a),(t),(u)
2025 Term Loan B2
07/02/2029 0.000% 200,000 199,500
Pinnacle Buyer LLC
(a),(t)
Term Loan
3 mo. USD Term SOFR +
2.500%
10/01/2032 6.182% 125,492 125,649
Pinnacle Buyer LLC
(a),(t),(v)
Delayed Draw Term Loan
10/01/2032 2.500% 24,194 24,224
Resilience Parent LLC
(a),(t),(u)
1st Lien Term Loan
3 mo. USD Term SOFR +
2.500%
02/28/2033 6.232% 170,220 169,811
Sanmina Corp.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
1.750%
10/27/2032 5.394% 70,000 70,088
Skyshield U.S. Bidco Ltd.
(a),(t),(u)
USD Term Loan B
06/02/2033 0.000% 190,958 190,719
Total 779,991
Energy - Alternate Sources 0.1%
Bayonne Energy Center LLC
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
3.000%
10/01/2032 6.732% 124,201 124,547
Clean Energy Future-Trumbull LLC
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
3.000%
04/29/2033 6.732% 15,631 15,650
Jackson Generation LLC
(t)
Term Loan B
07/08/2033 0.000% 35,965 35,965
West Deptford Energy Holdings LLC
(a),(t)
2025 Term Loan
1 mo. USD Term SOFR +
4.00%, 3 mo. USD Term SOFR
+ 3.00%
07/24/2032 7.644% - 9.750% 76,184 75,803
Total 251,965
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Engineering & Construction 0.5%
Brand Industrial Services, Inc.
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
4.500%
08/01/2030 8.163% 753,101 587,261
DG Investment Intermediate Holdings 2, Inc.
(a),(t)
2025 Term Loan
1 mo. USD Term SOFR +
3.250%
07/09/2032 6.894% 39,457 39,506
Green Infrastructure Partners, Inc.
(a),(t),(u)
USD Term Loan B
3 mo. USD Term SOFR +
2.750%
09/24/2032 6.482% 181,047 180,821
KKR Apple Bidco LLC
(a),(t)
2025 Term Loan
1 mo. USD Term SOFR +
2.500%
09/23/2031 6.144% 266,029 266,147
Salas O'brien , Inc.
(a),(t),(u),(v)
Delayed Draw Term Loan
1 mo. USD Term SOFR +
2.750%
01/31/2033 6.394% 4,381 4,381
Salas O'brien , Inc.
(a),(t)
Term Loan
1 mo. USD Term SOFR +
2.750%
01/31/2033 6.394% 16,977 16,977
Trilon Group LLC
(a),(t),(v)
2026 Delayed Draw Term Loan
06/13/2033 0.000% 1,798 1,796
Trilon Group LLC
(a),(t)
2026 Term Loan
1 mo. USD Term SOFR +
3.500%
06/13/2033 7.124% 20,228 20,202
Total 1,117,091
Entertainment 0.9%
Caesars Entertainment, Inc.
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
2.250%
02/06/2030 5.894% 405,779 391,451
Cinemark USA, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.00%, 3 mo. USD Term SOFR
+ 2.00%
05/24/2030 5.643% - 5.644% 148,500 148,553

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
64
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
ECL Entertainment LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
08/30/2030 6.644% 142,418 142,374
Flutter Financing BV
(a),(t)
2025 Term Loan B
3 mo. USD Term SOFR +
2.000%
06/04/2032 5.732% 243,371 242,079
GVC Holdings Gibraltar Ltd.
(a),(t)
2025 Term Loan B5 (2032)
3 mo. USD Term SOFR +
2.250%
07/31/2032 5.982% 199,497 199,165
Light & Wonder International, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
04/16/2029 5.639% 299,250 299,250
Ontario Gaming GTA LP
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
4.250%
08/01/2030 7.982% 148,476 141,081
PCI Gaming Authority
(a),(t)
Term Loan
1 mo. USD Term SOFR +
2.000%
07/18/2031 5.644% 199,491 199,318
Pioneer Opco LLC
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
3.250%
05/16/2033 6.894% 58,927 59,107
TKO Worldwide Holdings LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
1.750%
11/21/2031 5.412% 147,760 147,206
Voyager Parent LLC
(a),(t)
Repriced Term Loan B
3 mo. USD Term SOFR +
4.250%
07/01/2032 7.982% 199,499 199,441
Total 2,169,025
Environmental Control 0.4%
EnergySolutions LLC
(a),(t)
2023 Term Loan B
1 mo. USD Term SOFR +
3.250%
09/20/2030 6.894% 136,845 136,930
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
ERM Emerald U.S., Inc.
(a),(t)
USD Term Loan B1
3 mo. USD Term SOFR +
3.250%
01/12/2032 6.982% 115,737 116,026
Filtration Group Corp.
(a),(t)
2025 USD Term Loan
1 mo. USD Term SOFR +
2.500%
10/21/2028 6.144% 152,321 152,320
GFL Environmental, Inc.
(a),(t)
2025 Term Loan B
3 mo. USD Term SOFR +
2.500%
03/03/2032 6.156% 148,875 148,801
Madison IAQ LLC
(a),(t)
2026 Term Loan B
6 mo. USD Term SOFR +
1.750%
05/06/2032 5.470% 90,686 90,451
Northstar Group Services, Inc.
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
4.750%
05/31/2030 8.413% 101,469 101,660
Reworld Holding Corp.
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
2.250%
11/30/2028 5.902% 250,000 249,937
Tidal Waste & Recycling Holdings LLC
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
2.750%
10/24/2031 6.482% 59,250 59,189
Total 1,055,314
Food 0.3%
Aspire Bakeries Holdings LLC
(a),(t)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
12/23/2030 6.644% 148,129 148,561
CHG PPC Parent LLC
(a),(t)
2021 Term Loan
1 mo. USD Term SOFR +
3.000%
12/08/2028 6.758% 59,844 59,863
Froneri Lux Finco SARL
(a),(t)
2025 USD Term Loan B6
6 mo. USD Term
SOFR
+
2.500%
09/30/2032 6.127% 266,500 264,490

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
65
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Newly Weds Foods, Inc.
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
2.250%
03/15/2032 5.902% 151,723 151,659
Savor Acquisition, Inc.
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
3.000%
02/19/2032 6.663% 37,218 37,395
TreeHouse Foods, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
4.250%
02/11/2033 7.894% 31,391 31,452
Total 693,420
Food Service 0.3%
Aramark Services, Inc.
(a),(t)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
1.750%
04/06/2028 5.394% 300,000 300,624
2025 Term Loan
1 mo. USD Term SOFR +
1.750%
06/22/2030 5.394% 460,289 460,059
Total 760,683
Hand & Machine Tools 0.0%
Dynamo Newco II GmbH
(a),(t)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
09/30/2031 6.894% 58,955 55,959
Madison Safety & Flow LLC
(a),(t)
2025 1st Lien Term Loan B
U.S. (Fed) Prime Rate +
1.500%
09/26/2031 8.250% 20,015 20,018
Total 75,977
Healthcare Products 0.5%
Auris Luxembourg III SARL
(a),(t)
2026 USD Term Loan B
6 mo. USD Term SOFR + 3.25%
02/28/2029 6.917% - 6.919% 121,199 121,259
Auris Luxembourg III SARL
(a),(t),(u)
2026 USD Term Loan B
02/27/2032 0.000% 50,265 50,290
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Hologic, Inc.
(a),(t)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.250%
04/07/2033 5.995% 221,662 216,722
McKesson Medical-Surgical Top Holdings, Inc.
(a),(t),(u)
Term Loan B
3 mo. USD Term SOFR +
2.250%
06/09/2032 5.982% 208,059 207,887
Medline Borrower LP
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
1.500%
05/30/2033 5.144% 407,279 404,557
Resonetics LLC
(a),(t),(u)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.750%
06/18/2031 6.419% 198,500 198,117
Total 1,198,832
Healthcare Services 0.1%
Star Parent, Inc.
(a),(t),(u)
Term Loan B
09/27/2030 0.000% 300,000 300,240
U.S. Fertility Enterprises LLC
(a),(t),(v)
2025 Delayed Draw Term Loan
3 mo. USD Term SOFR +
3.500%
12/30/2032 7.152% 2,595 2,599
U.S. Fertility Enterprises LLC
(a),(t)
2025 Term Loan
3 mo. USD Term SOFR + 3.25%
12/30/2032 6.902% - 6.982% 51,006 51,081
Total 353,920
Home Furnishings 0.0%
AI Aqua Merger Sub, Inc.
(a),(t),(u)
2026 USD Term Loan B
06/24/2033 0.000% 33,035 32,998
1 1 1 1 1
Household Products & Wares 0.1%
Lavender Dutch BorrowerCo BV
(a),(t)
USD Term Loan
3 mo. USD Term SOFR +
3.250%
12/30/2032 6.982% 190,365 188,224
1 1 1 1 1

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
66
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Housewares 0.1%
Hunter Douglas, Inc.
(a),(t)
2025 USD Term Loan B
3 mo. USD Term SOFR +
3.000%
01/20/2032 6.732% 199,494 199,079
1 1 1 1 1
Insurance 0.8%
Alliant Holdings Intermediate LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
09/19/2031 6.144% 142,118 140,084
AmWINS Group, Inc.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
01/30/2032 5.732% 299,241 292,343
Broadstreet Partners, Inc.
(a),(t)
2024 Term Loan B4
1 mo. USD Term SOFR +
2.500%
06/13/2031 6.144% 488,121 470,329
HUB International Ltd.
(a),(t)
2025 Term Loan B
3 mo. USD Term SOFR +
2.250%
06/20/2030 5.922% 148,238 147,995
OneDigital Borrower LLC
(a),(t),(u)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
07/02/2031 6.644% 204,065 197,382
Sedgwick Claims Management Services, Inc.
(a),(t)
2023 Term Loan B
1 mo. USD Term SOFR +
2.500%
07/31/2031 6.144% 249,370 246,128
Truist Insurance Holdings LLC
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/06/2031 6.482% 72,782 70,981
USI, Inc.
(a),(t),(u)
2024 Term Loan D
3-month Term SOFR + 2.250%
11/21/2029 0.000% 250,000 249,000
Total 1,814,242
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Internet 0.3%
Arches Buyer, Inc.
(a),(t)
2021 Term Loan B
1 mo. USD Term SOFR +
3.250%
12/06/2027 6.994% 472,500 470,596
Proofpoint, Inc.
(a),(t),(u)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
3.000%
08/31/2028 6.732% 247,733 238,753
Total 709,349
Investment Companies 0.1%
AAL Delaware Holdco, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.500%
07/30/2031 6.144% 148,870 148,838
Nvent Electric PLC
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
2.750%
01/30/2032 6.370% 55,302 55,411
Total 204,249
Leisure Time 0.6%
Alterra Mountain Co.
(a),(t)
2025 Term Loan B9
1 mo. USD Term SOFR +
2.500%
08/17/2028 6.144% 237,247 237,247
2025 Term Loan B8
1 mo. USD Term SOFR +
2.500%
05/31/2030 6.144% 57,534 57,415
Bombardier Recreational Products, Inc.
(a),(t),(u)
2024 Term Loan B4
1 mo. USD Term SOFR +
2.250%
01/22/2031 5.894% 499,246 498,606
Bulldog Purchaser, Inc.
(a),(t)
2026 Term Loan
3 mo. USD Term SOFR +
3.250%
02/04/2033 6.913% 100,792 100,834
Gaia Purchaser, Inc.
(a),(t),(u)
Term Loan B
06/25/2033 0.000% 229,069 228,782

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
67
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
GBT U.S. III LLC
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
07/25/2031 5.667% 300,000 299,625
LC AHAB U.S. Bidco LLC
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
2.500%
05/01/2031 6.144% 147,744 147,375
SGH2 LLC
(a),(t)
2025 USD Term Loan B
3 mo. USD Term SOFR +
4.500%
08/18/2032 8.232% 80,629 80,428
SRAM LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
02/27/2032 5.894% 52,519 52,431
Total 1,702,743
Lodging 0.2%
Hilton Grand Vacations Borrower LLC
(a),(t),(u)
2021 Term Loan B
08/02/2028 0.000% 200,000 199,750
Spectacle Gary Holdings LLC
(a),(t)
2021 Term Loan B
3 mo. USD Term SOFR +
4.250%
12/11/2028 8.132% 128,571 124,593
Travel & Leisure Co.
(a),(t)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
2.000%
12/14/2029 5.644% 148,867 148,578
Total 472,921
Machinery - Construction, & Mining 0.1%
WEC U.S. Holdings Ltd.
(a),(t)
2024 Term Loan
1 mo. USD Term SOFR +
2.000%
01/27/2031 5.620% 247,481 247,197
1 1 1 1 1
Machinery - Diversified 0.4%
Columbus McKinnon Corp.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
3.500%
02/03/2033 7.232% 322,675 321,733
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Engineered Machinery Holdings, Inc.
(a),(t)
2025 USD Term Loan
3 mo. USD Term SOFR +
3.250%
11/26/2032 6.982% 59,381 59,642
LSF12 Helix Parent LLC
(a),(t)
USD Term Loan B
1 mo. USD Term SOFR +
3.500%
02/10/2033 7.144% 71,587 70,181
TK Elevator Midco GmbH
(a),(t)
2025 USD Term Loan B
6 mo. USD Term SOFR +
2.750%
04/30/2030 6.377% 472,640 474,422
Total 925,978
Media 0.4%
Cengage Learning, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
3.00%, 3 mo. USD Term SOFR
+ 3.00%
03/24/2031 6.638% - 6.653% 147,010 145,315
Discovery Global Holdings, Inc.
(a),(t),(u)
2026 USD Term Loan B
06/03/2033 0.000% 200,000 199,982
Sunrise Financing Partnership
(a),(t)
Term Loan AAA
6 mo. USD Term SOFR +
2.470%
02/15/2032 6.099% 318,267 313,665
Virgin Media Bristol LLC
(a),(t)
2020 USD Term Loan Q
1 mo. USD Term SOFR +
3.250%
01/31/2029 6.990% 300,000 286,812
Total 945,774
Oil & Gas 0.0%
Hilcorp Energy I LP
(a),(t)
Term Loan B
1 mo. USD Term SOFR +
1.750%
02/11/2030 5.389% 59,250 59,213
1 1 1 1 1
Packaging & Containers 0.6%
Charter NEX U.S., Inc.
(a),(t)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
11/29/2030 6.114% 246,736 246,666

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
68
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Clydesdale Acquisition Holdings, Inc.
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
04/01/2032 6.894% 74,040 71,063
Graham Packaging Co., Inc.
(a),(t),(u)
2026 Term Loan B
01/26/2033 0.000% 250,000 250,077
Owens-Illinois, Inc.
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
09/30/2032 6.644% 95,946 95,017
Proampac PG Borrower LLC
(a),(t),(u)
2026 USD Term Loan B
1 mo. USD Term SOFR +
4.00%, 3 mo. USD Term SOFR
+ 4.00%
03/07/2033 7.652% - 7.666% 206,730 202,928
Sword Purchaser LLC
(a),(t)
USD Term Loan B
1 mo. USD Term SOFR +
4.000%
04/11/2033 7.644% 52,515 51,145
Tosca Services LLC
(a),(t)
2024 Second Out Superpriority
PIK Term Loan B
3 mo. USD Term SOFR +
4.250%
11/30/2028 8.082% 170,131 159,255
Total 1,076,151
Pharmaceuticals 0.2%
Alkermes, Inc.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.750%
08/12/2031 6.482% 16,762 16,804
Amneal Pharmaceuticals LLC
(a),(t),(u)
2026 Term Loan
1 mo. USD Term SOFR +
3.000%
08/01/2032 6.644% 195,447 196,059
Dechra Pharmaceuticals Holdings Ltd.
(a),(t)
2026 USD Term Loan B3
6 mo. USD Term SOFR +
2.750%
01/27/2032 6.387% 148,875 149,037
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Southern Veterinary Partners LLC
(a),(t)
2025 Term Loan B
3 mo. USD Term SOFR +
2.500%
12/04/2031 6.156% 199,497 199,155
Total 561,055
Pipelines 0.4%
AL GCX Holdings LLC
(a),(t),(u)
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
12/17/2032 5.863% 329,888 329,769
CQP Holdco LP
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
1.750%
12/31/2032 5.482% 250,000 248,393
Pelican Pipeline LLC
(a),(t)
Term Loan B
3 mo. USD Term SOFR +
2.750%
03/25/2033 6.482% 30,618 30,618
Rockpoint Gas Storage Partners LP
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.250%
09/18/2031 5.982% 147,750 147,681
Total 756,461
Real Estate 0.1%
Cushman & Wakefield U.S. Borrower LLC
(a),(t),(u)
2026 Term Loan B
06/13/2033 0.000% 300,000 299,250
1 1 1 1 1
REITS 0.0%
OEG Borrower LLC
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
3.500%
06/30/2031 7.168% 54,583 54,745
1 1 1 1 1
Retail 0.9%
Dave & Buster's, Inc.
(a),(t)
2024 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.250%
11/01/2031 6.916% 147,750 119,350
Flynn Restaurant Group LP
(a),(t)
2025 Incremental Term Loan
1 mo. USD Term SOFR +
3.750%
01/28/2032 7.394% 52,912 52,315

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
69
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Great Outdoors Group LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
01/23/2032 6.894% 484,981 486,192
Harbor Freight Tools USA, Inc.
(a),(t)
2024 Term Loan B
1 mo. USD Term SOFR +
2.250%
06/11/2031 5.894% 239,501 238,510
IRB Holding Corp.
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
12/16/2030 6.144% 129,876 129,863
Johnstone Supply LLC
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.250%
06/09/2031 5.870% 49,248 49,176
LBM Acquisition LLC
(a),(t)
2024 Incremental Term Loan B
1 mo. USD Term SOFR +
3.750%
06/06/2031 7.502% 49,000 40,941
2025 Incremental Term Loan
1 mo. USD Term SOFR +
5.000%
06/06/2031 8.652% 99,746 88,926
Park River Holdings, Inc.
(a),(t)
2025 Term Loan
3 mo. USD Term SOFR +
4.500%
03/15/2031 8.192% 35,019 34,938
QXO, Inc.
(t)
2026 Term Loan B
07/01/2033 0.000% 66,731 66,546
Specialty Building Products Holdings LLC
(a),(t)
2021 Term Loan B
1 mo. USD Term SOFR +
3.750%
10/16/2028 7.494% 116,619 104,981
Whatabrands LLC
(a),(t),(u)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.500%
08/03/2028 6.144% 160,877 160,613
White Cap Buyer LLC
(a),(t)
2024 Term Loan B
1 mo. USD Term SOFR +
3.250%
10/19/2029 6.894% 98,500 98,271
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
White Cap Buyer LLC
(a),(t),(u)
2026 Incremental Term Loan B
02/10/2033 0.000% 200,000 199,062
Total 1,869,684
Software 1.5%
Applied Systems, Inc.
(a),(t)
2024 1st Lien Term Loan
3 mo. USD Term SOFR +
2.250%
02/24/2031 5.982% 147,387 144,624
Ascend Learning LLC
(a),(t),(u)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.000%
12/11/2028 6.644% 154,517 150,482
Athenahealth Group, Inc.
(a),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/16/2032 6.894% 434,044 429,052
Avaya, Inc.
(a),(t)
2023 Exit Term Loan
1 mo. USD Term SOFR +
7.500%
08/01/2028 11.144% 104,797 92,790
BCPE Pequod Buyer, Inc.
(a),(t)
USD Term Loan B
1 mo. USD Term SOFR +
2.750%
11/25/2031 6.394% 78,357 75,925
Boxer Parent Co., Inc.
(a),(t)
2025 USD Term Loan B
3 mo. USD Term SOFR +
2.750%
07/30/2031 6.416% 115,208 103,448
Central Parent, Inc.
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
3.250%
07/06/2029 6.982% 146,634 74,160
Cloud Software Group, Inc.
(a),(t)
2025 Term Loan B (2032)
3 mo. USD Term SOFR +
3.250%
08/13/2032 6.982% 90,920 78,386
Cornerstone OnDemand, Inc.
(a),(t)
2021 Term Loan
1 mo. USD Term SOFR +
3.750%
10/16/2028 7.508% 148,446 93,892

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
70
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Cotiviti Corp.
(a),(t)
2025 2nd Amendment Term
Loan
1 mo. USD Term SOFR +
2.750%
03/26/2032 6.370% 148,500 134,578
Darktrace PLC
(a),(t)
1st Lien Term Loan
3 mo. USD Term SOFR +
3.250%
10/09/2031 6.927% 137,649 125,192
Dayforce, Inc.
(a),(t)
2026 Term Loan
3 mo. USD Term SOFR +
3.000%
02/04/2033 6.663% 215,573 195,872
Electronic Arts, Inc.
(a),(t),(u)
USD Term Loan B
03/24/2033 0.000% 112,017 112,258
Ellucian Holdings, Inc.
(a),(t)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.500%
10/09/2029 6.144% 148,496 142,993
Genesys Cloud Services Holdings II LLC
(a),(t),(u)
2025 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
01/30/2032 6.144% 248,869 237,912
IGT Holding IV AB
(a),(t)
2025 Term Loan B5
3 mo. USD Term SOFR +
3.000%
09/01/2031 6.732% 31,924 31,146
Instructure Holdings, Inc.
(a),(t)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
2.750%
11/13/2031 6.446% 149,077 139,163
Mitchell International, Inc.
(a),(t)
2026 Add-on Term Loan
1 mo. USD Term SOFR +
3.000%
06/17/2031 6.644% 138,611 131,643
PointClickCare Technologies, Inc.
(a),(t),(u)
2025 Term Loan B
11/03/2031 0.000% 242,848 241,714
Project Boost Purchaser LLC
(a),(t)
2025 Refinancing Term Loan
3 mo. USD Term SOFR +
2.750%
07/16/2031 6.482% 148,500 144,366
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
SS&C Technologies, Inc.
(a),(t),(u)
2024 Term Loan B8
05/09/2031 0.000% 250,000 249,428
Storable Intermediate Holdings LLC
(a),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
04/16/2031 6.894% 197,222 175,363
UKG, Inc.
(a),(t)
2024 Term Loan B
3 mo. USD Term SOFR +
2.250%
02/10/2031 5.913% 241,608 227,056
Total 3,531,443
Telecommunications 0.0%
NTI Buyer LLC
(a),(t),(u)
Term Loan
06/13/2033 0.000% 49,906 49,469
1 1 1 1 1
Transportation 0.2%
First Student Bidco , Inc.
(a),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.250%
08/15/2030 5.982% 169,065 169,065
Student Transportation of America Holdings, Inc.
(a),(t)
2025 Delayed Draw Term Loan
06/24/2032 0.000% 20,323 20,379
Student Transportation of America Holdings, Inc.
(a),(t),(u)
2025 Term Loan
3 mo. USD Term SOFR +
2.750%
06/24/2032 6.424% 152,777 153,197
Van Pool Transportation LLC
(a),(t),(u),(v)
2026 Delayed Draw Term Loan
3 mo. USD Term SOFR +
3.250%
08/06/2030 6.494% 15,422 15,426
Van Pool Transportation LLC
(a),(t)
2026 Term Loan
3 mo. USD Term SOFR +
2.750%
08/06/2030 6.482% 190,602 190,662
Total 548,729
Total Senior Loans
(Cost $ 39,381,364) 38,536,481

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
71
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 2.2%
U.S. Treasury Notes
10/15/2027 3.875% 2,355,000 2,346,445
07/31/2028 1.000% 200,000 187,516
05/15/2032 2.875% 2,905,000 2,696,883
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 5,450,218) 5,230,844
..
Value ($)
Call Option Contracts Purchased 0.0%
(Cost $ 851,187) 133,402
..
Value ($)
Put Option Contracts Purchased 0.3%
(Cost $ 392,861) 553,650
. Shares
.
Value ($)
Money Market Funds 8.4%
Columbia Short-Term Cash Fund, 3.767%
(q),(w)
19,814,562 19,802,673
1 1 1
Total Money Market Funds
(Cost $ 19,805,336) 19,802,673
Total Investments in Securities
(Cost $ 266,941,139 ) 264,986,054
Other Assets & Liabilities, Net (28,933,683)
Net Assets 236,052,371
(a) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(b) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $111,150,060, which represents 47.09% of total net assets.
(e) Represents a security purchased on a when-issued basis.
(f) Valuation based on significant unobservable inputs.
(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$0, which represents less than 0.01% of total net assets.
(h) Non-income producing investment.
( i ) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(k) Represents a security in default.
(l) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(m) Principal amounts are shown in United States Dollars unless otherwise noted.
(n) Principal and interest may not be guaranteed by a governmental entity.
(o) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.
(p) The Fund’s committed equity ownership interest in the joint venture is 2% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending June 30, 2026.  Any unfunded commitments are indicated as such.

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
72
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short Duration High Yield ETF
1,985,970
—
—
(5,880)
1,980,090
—
—
47,689
98,000
1
Columbia Short-Term Cash Fund
16,290,995
126,389,515
(122,873,579)
(4,258)
19,802,673
—
5,388
349,698
19,814,562
1
Itasca Park LLC
345,383
640,000
—
16,140
1,001,523
—
—
—
—
1
Itasca Park LLC - Unfunded
1,248,000
—
(640,000)
—
608,000
—
—
—
—
1
Total
19,870,348
127,029,515
(123,513,579)
6,002
23,392,286
—
5,388
397,387
19,912,562
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Itasca Park LLC
09/02/2025-12/03/2025
—
992,000
1,001,523
Itasca Park LLC - Unfunded
07/28/2025
—
608,000
608,000
1,600,000
1,609,523
(q) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
(r) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $1,609,523, which represents
0.68% of total net assets. Additional information on these securities is as follows:
(s) Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions
(i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of June 30, 2026 and is not reflective of the cash flow payments. The security is represented in shares.
(t) The stated interest rate represents the interest rate(s) at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(u) Represents a security purchased on a forward commitment basis.

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
73
Borrower
Unfunded Commitment ($)
June Purchaser LLC
Delayed Draw Term Loan
11/28/2031 2.750%
19,286
Pinnacle Buyer LLC
Delayed Draw Term Loan
10/01/2032 2.500%
24,194
Raven Acquisition Holdings LLC
Delayed Draw Term Loan
11/19/2031 3.000%
10,877
Salas O'brien , Inc.
Delayed Draw Term Loan
01/31/2033 6.394%
1,369
Trilon Group LLC
2026 Delayed Draw Term Loan
06/13/2033 0.000%
1,798
U.S. Fertility Enterprises LLC
2025 Delayed Draw Term Loan
12/30/2032 7.152%
2,595
Van Pool Transportation LLC
2026 Delayed Draw Term Loan
08/06/2030 6.494%
3,373
At June 30, 2026, securities and/or cash totaling $1,790,417 were pledged as collateral.
Investments in Derivatives
(v) At June 30, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(w) The rate shown is the seven-day current annualized yield at June 30, 2026.
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
Eurex 10 Year Euro BUND Futures 20 09/2026 EUR 2,909,973 20,159 —
Eurex 2 Year Euro SCHATZ Futures 269 09/2026 EUR 32,567,798 58,398 —
Euro-BTP Italian Bond Futures 10 09/2026 EUR 1,363,693 11,426 —
Ultra 10 Year U.S. Treasury Notes Futures 26 09/2026 USD 2,924,188 18,688 —
Ultra U.S. Treasury Bond Futures 178 09/2026 USD 20,675,813 532,091 —
Total 640,762 —
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures (111) 09/2026 USD (12,197,859) 16,128 —
CBOT 2 Year U.S. Treasury Notes Futures (385) 09/2026 USD (79,361,133) — (5,889)
CBOT 5 Year U.S. Treasury Notes Futures (98) 09/2026 USD (10,490,594) 8,518 —
CBOT U.S. Long Bond Futures (50) 09/2026 USD (5,675,000) — (157,813)
Total 24,646 (163,702)

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
74
OTC Option Contracts Purchased
Call option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 7,890,000 7,890,000 3.33 07/31/2026 104,740 218
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 7,150,704 7,150,704 3.70 09/28/2026 94,747 19,396
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 4,000,000 4,000,000 3.75 11/09/2026 34,400 21,464
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Goldman Sachs
International USD 5,000,000 5,000,000 3.50 11/16/2026 84,500 11,731
30 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 5,428,000 5,428,000 3.50 10/29/2026 146,827 8,808
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 8,219,456 8,219,456 3.10 07/09/2026 79,277 1
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 5,000,000 5,000,000 3.50 10/08/2026 46,000 9,000
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 13,000,000 13,000,000 3.40 10/15/2026 83,070 17,772
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 11,561,312 11,561,312 3.25 03/10/2027 126,596 35,528
7 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 5,400,000 5,400,000 3.25 12/16/2026 51,030 9,484
Total 851,187 133,402
Put option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
5 Year Interest Rate Swap, receive 1 day USD
SOFR and pays exercise rate
Morgan Stanley
Capital Services
LLC USD 22,500,000 22,500,000 3.40 08/05/2026 359,100 525,042
5 Year Interest Rate Swap, receive 1 day USD
SOFR and pays exercise rate
Morgan Stanley
Capital Services
LLC USD 10,028,000 10,028,000 4.00 08/06/2026 33,761 28,608
Total 392,861 553,650
OTC Option Contracts Written
Put option contracts written
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date
Premium
received ($) Value ($)
10 Year Interest Rate Swap, receive 1 day USD
SOFR and pays exercise rate Citibank NA USD 34,400 (4,000,000) 4.32 11/09/2026 (34,400) (25,765)

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
75
Put option contracts written (continued)
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date
Premium
received ($) Value ($)
5 Year Interest Rate Swap, receive 1 day USD
SOFR and pays exercise rate
Morgan Stanley
Capital Services
LLC USD 30,853 (20,056,000) 4.25 08/06/2026 (30,853) (15,604)
Total (65,253) (41,369)
Cleared interest rate swap contracts
Fund receives Fund pays
Payment
frequency
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
1 day USD
SOFR
Fixed rate of
1.781%
Receives Quarterly,
Pays Semi-annual 08/09/2049 USD 2,100,000 847,425 — (472) 847,897 —
Cleared credit default swap contracts - buy protection
Reference entity
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CDX.EM.S45 06/20/2031 1.000 Quarterly USD 4,600,000 79,917 127,237 — — (47,320)
Cleared credit default swap contracts - sell protection
Reference entity
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CDX.NA.HY.S46 06/20/2031 5.000 Quarterly
3.036
USD 9,573,300 786,503 360,839 — 425,664 —
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
OTC Credit default swap contracts - buy protection
Reference entity Counterparty
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 500,000 54,793 114,068 — — (59,275)
CMBX.NA.BBB-.12 Citibank NA 08/17/2061 3.000 Monthly USD 300,000 60,235 75,359 — — (15,124)
CMBX.NA.BBB-.11
Goldman
Sachs
International 11/18/2054 3.000 Monthly USD 200,000 21,917 27,350 — — (5,433)
CMBX.NA.BBB-.11
JPMorgan
Chase Bank
NA 11/18/2054 3.000 Monthly USD 200,000 21,917 6,036 — 15,881 —
CMBX.NA.BBB-.16
Morgan
Stanley Capital
Services LLC 04/17/2065 3.000 Monthly USD 320,000 61,473 69,264 — — (7,791)
Total 220,335 292,077 — 15,881 (87,623)

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
76
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
OTC Credit default swap contracts - sell protection
Reference entity Counterparty
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.10
JPMorgan
Chase Bank
NA 11/17/2059 3.000
Upon
Default
127.197
USD 489,524 (145,462) — (95,742) — (49,720)
CMBX.NA.BBB-.10
JPMorgan
Chase Bank
NA 11/17/2059 3.000
Upon
Default
127.197
USD 489,524 (145,462) — (74,157) — (71,305)
CMBX.NA.BBB-.8
Morgan
Stanley
Capital
Services LLC 10/17/2057 3.000
Upon
Default
45.748
USD 158,530 (44,335) — (45,557) 1,222 —
Total (335,259) — (215,456) 1,222 (121,025)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Abbreviation Legend
CMT Constant Maturity Treasury
PIK Payment In Kind
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
BRL Brazilian Real
COP Colombian Peso
EUR Euro
MXN Mexican Peso
TRY Turkish Lira
USD US Dollar
ZAR South African Rand

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
77
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30,
2026:
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the six months ended June 30, 2026:
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Credit risk Component of total distributable earnings (loss) — unrealized appreciation on swap contracts 442,767*
Credit Risk Upfront payments on swap contracts 292,077
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 665,408*
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on swap contracts 847,897*
Interest rate risk Investments, at value — Option contracts purchased 687,052
Total – 2,935,201
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Credit risk Component of total distributable earnings (loss) — unrealized depreciation on swap contracts 255,968*
Credit Risk Upfront receipts on swap contracts 215,456
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 163,702*
Interest rate risk Option contracts written, at value 41,369
Total – 676,495
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Amount of realized gain (loss) on derivatives
recognized in Income
Risk exposure category
Forward
foreign
currency
exchange
contracts
($)
Futures
contracts
($)
Option
contracts
purchased
($)
Option
contracts
written
($)
Swap
contracts
($)
Total
($)
Credit risk — — – – 7,508 7,508
Foreign exchange risk 9,255 — – – — 9,255
Interest rate risk — 123,470 (38,976) (986,146) 206,099 (695,553)
Total 9,255 123,470 (38,976) (986,146) 213,607 (678,790)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Forward
foreign
currency
exchange
contracts
($)
Futures
contracts
($)
Option
contracts
purchased
($)
Option
contracts
written
($)
Swap
contracts
($)
Total
($)
Credit risk — — – – 291,881 291,881
Foreign exchange risk (2,275) — – – — (2,275)
Interest rate risk — 669,307 659,810 (175,611) (2,926) 1,150,580
Total (2,275) 669,307 659,810 (175,611) 288,955 1,440,186

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
78
The following table is a summary of the average monthly outstanding volume by derivative instrument for the six months ended June 30, 2026:
Offsetting of assets and liabilities
The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 65,786,237
Futures contracts — short 100,660,443
Credit default swap contracts — buy protection 3,053,333
Credit default swap contracts — sell protection 14,215,087
Derivative instrument
Average unrealized
appreciation ($)
Average unrealized
depreciation ($)
Forward foreign currency exchange contracts 6,604 (11,309)
Interest rate swap contracts 701,562 —
Derivative instrument
Average
value ($)
Option contracts purchased 786,187
Option contracts written (34,636)
Derivative assets
subject to netting
arrangements by
counterparty
Derivatives available
for offset
Collateral
received
(a)
Net amount of
derivative assets
(b)
Citibank NA $ 67,632 $ (67,632) $ – $ –
Goldman Sachs International 11,731 (5,433) (6,298) –
JPMorgan Chase Bank NA 15,881 (15,881) – –
Morgan Stanley Capital Services LLC 608,911 (23,395) (585,516) –
$ 704,155 $ (112,341) $ (591,814) $ –
Derivative liabilities
subject to netting
arrangements
by counterparty
Derivatives available
for offset
Collateral
pledged
(c)
Net amount of
derivative liabilities
(d)
Citibank NA $ (100,164) $ 67,632 $ – $ (32,532)
Goldman Sachs International (5,433) 5,433 – –
JPMorgan Chase Bank NA (121,025) 15,881 105,144 –
Morgan Stanley Capital Services LLC (23,395) 23,395 – –
$ (250,017) $ 112,341 $ 105,144 $ (32,532)
(a) In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.
(b) Represents the net amount due from counterparties in the event of default.
(c) In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.
(d) Represents the net amount due to counterparties in the event of default.

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
79
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Collateralized Mortgage Obligation
Securities — 18,947,683 — 18,947,683
Agency Mortgage-Backed Securities — 38,953,999 — 38,953,999
Common Stocks
Basic Materials — — 0
(a)
0
(a)
Financials — — 0
(a)
0
(a)
Information Technology — 35,501 — 35,501
Total Common Stocks — 35,501 0
(a)
35,501
Corporate Bonds — 72,546,050 — 72,546,050
Exchange-Traded Funds 1,980,090 — — 1,980,090
Foreign Government Obligations — 20,157,335 — 20,157,335
Joint Ventures — — 1,609,523 1,609,523
Mutual Funds 25,026 — — 25,026
Non-Agency Asset-Backed Securities — 18,024,461 1,150,000 19,174,461
Non-Agency Collateralized Loan Obligations
Securities — 7,209,261 — 7,209,261
Non-Agency Collateralized Mortgage Obligation
Securities — 19,705,097 — 19,705,097
Non-Agency Commercial Mortgage-Backed
Securities — 384,978 — 384,978
Senior Loans — 38,536,481 — 38,536,481
U.S. Treasury Obligations — 5,230,844 — 5,230,844
Call Option Contracts Purchased — 133,402 — 133,402
Put Option Contracts Purchased — 553,650 — 553,650
Money Market Funds 19,802,673 — — 19,802,673
Total Investments in Securities 21,807,789 240,418,742 2,759,523 264,986,054
Fair value measurements (continued)

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
80
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable or unobservable inputs were used to determine fair value:
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at June 30, 2026:
The following table provides quantitative information for Level 3 securities held by the Fund at June 30, 2026 that were valued based on unobservable inputs (these amounts exclude valuations provided by a Broker):
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Derivatives
Asset
Futures Contracts 665,408 — — 665,408
Swap Contracts — 1,290,664 — 1,290,664
Liability
Futures Contracts (163,702) — — (163,702)
Put Option Contracts Written — (41,369) — (41,369)
Swap Contracts — (255,968) — (255,968)
Total 22,309,495 241,412,069 2,759,523 266,481,087
(a) Rounds to zero.
Balance
as of
12/31/2025
Increase
(decrease)
in accrued
discounts/
premiums
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation)
(a)
Purchases Sales
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
06/30/2026
($) ($) ($) ($) ($) ($) ($) ($) ($)
Common Stocks — — 0
(b)
— — — — — 0
(b)
Joint Ventures 1,593,383 — — 16,140 640,000 (640,000) — — 1,609,523
Non-Agency Asset-Backed
Securities 1,150,000 — — — — — — — 1,150,000
Senior Loans 37,171 — — — — — — (37,171) —
Total 2,780,554 — 0
(b)
16,140 640,000 (640,000) — (37,171) 2,759,523
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2026 was $16,140, which is comprised of Joint Ventures.
(b) Rounds to zero.
Valuation Technique Value ($)
Common Stocks
Basic Materials Market Approach 0
(a)
Financials Market Approach 0
(a)
Joint Ventures Market Approach 1,609,523
Non-Agency Asset-Backed Securities Single Market Quotes from Broker 1,150,000
Total 2,759,523
(a) Rounds to zero.
Value ($)
Valuation
Technique
Unobservable
input
Range (weighted
average)
Impact to
Valuation from an
increase in input
Joint Ventures 1,609,523 Market Approach
Price-to-Book Value
Multiple
1.0x (no range; single
point estimate) Increase
Fair value measurements (continued)

Portfolio of Investments
(continued)
Columbia Variable Portfolio - Strategic Income Fund, June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
81
The appropriateness of fair values for these securities is monitored on an ongoing basis, which may include results of back testing. manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Variable Portfolio - Strategic Income Fund
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
82
Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $242,322,935) $ 240,906,716
Affiliated issuers (cost $23,374,156) 23,392,286
Options purchased (cost $1,244,048) 687,052
Cash 71,496
Foreign currency (cost $22,803) 22,543
Cash collateral held at broker for: —
Futures 822,070
Swap contracts 768,347
OTC derivatives 200,000
Unrealized appreciation on swaps 17,103
Upfront payments on swap contracts 292,077
Receivable for: –
Investments sold 93,284
Investments sold on a delayed delivery basis 600,575
Capital shares sold 230,541
Dividends 51,013
Interest 2,411,761
Variation margin for swap contracts 93,767
Expense reimbursement due from Investment Manager 4,929
Prepaid expenses 95
Deferred compensation of board members 160,572
Total assets 270,826,227
Liabilities
Option contracts written, at value (premiums received $65,253) 41,369
Unrealized depreciation on swaps 208,648
Upfront receipts on swap contracts 215,457
Payable for: —
Investments purchased 2,529,341
Investments purchased on a delayed delivery basis 31,271,286
Capital shares redeemed 185,441
Variation margin payable for futures contracts 16,489
Management services fees 23,279
Distribution and/or service fees 8,573
Service fees 51,371
Compensation of chief compliance officer 17
Compensation of board members 1,225
Other expenses 27,827
Deferred compensation of board members 193,533
Total liabilities 34,773,856
Net assets applicable to outstanding capital stock $ 236,052,371
Represented by
Paid in capital
$ 235,453,355
Total distributable earnings (loss) 599,016
Total - representing net assets applicable to outstanding capital stock $ 236,052,371
Class 1
Net assets
$ 27,407,613
Shares outstanding
7,107,270
Net asset value per share
$ 3.86
Class 2
Net assets
$ 208,644,758
Shares outstanding
54,928,510
Net asset value per share
$ 3.80

Statement of Operations
Columbia Variable Portfolio - Strategic Income Fund
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
83
Net investment income
Income:
Dividends - affiliated issuers $ 397,387
Interest 6,467,752
Foreign taxes withheld (13,286)
Total income 6,851,853
Expenses:
Management services fees 676,401
Distribution and/or service fees –
Class 2 248,765
Service fees 148,505
Custodian fees 19,812
Printing and postage fees 6,089
Accounting services fees 31,740
Legal fees 9,440
Overdraft fees 88
Interest on collateral 12,115
Compensation of chief compliance officer 18
Compensation of board members 6,594
Deferred compensation of board members 5,502
Other 3,981
Total expenses 1,169,050
Fees waived or expenses reimbursed by Investment Manager and its affiliates (152,803)
Total net expenses 1,016,247
Net investment income 5,835,606
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 183,869
Investments - affiliated issuers 5,388
Foreign currency translations (16,357)
Forward foreign currency exchange contracts 9,255
Futures contracts 123,470
Option contracts purchased (38,976)
Option contracts written (986,146)
Swap contracts 213,607
Net realized loss (505,890)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (2,881,891)
Investments - affiliated issuers 6,002
Foreign currency translations 414
Forward foreign currency exchange contracts (2,275)
Futures contracts 669,307
Option contracts purchased 659,810
Option contracts written (175,611)
Swap contracts 288,955
Net change in unrealized depreciation (1,435,289)
Net realized and unrealized loss (1,941,179)
Net increase in net assets resulting from operations $ 3,894,427

Statement of Changes in Net Assets
Columbia Variable Portfolio - Strategic Income Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
84
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 5,835,606 $ 10,061,963
Net realized loss (505,890) (1,942,493)
Net change in unrealized appreciation (depreciation) (1,435,289) 5,388,557
Net increase in net assets resulting from operations 3,894,427 13,508,027
Distributions to Shareholders – –
Net investment income and net realized gains — —
Class 1 — (1,052,546)
Class 2 — (7,921,590)
Total distributions to shareholders — (8,974,136)
Increase in net assets from capital stock activity 11,591,843 29,899,981
Total increase in net assets 15,486,270 34,433,872
Net Assets: – –
Net assets at beginning of period 220,566,101 186,132,229
Net assets at end of period $ 236,052,371 $ 220,566,101
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Class 1
Shares sold 646,903 2,466,471 1,397,916 5,283,818
Distribution reinvested — — 285,243 1,052,545
Shares redeemed (345,408) (1,318,834) (703,532) (2,654,349)
Net increase 301,495 1,147,637 979,627 3,682,014
Class 2
Shares sold 5,221,255 19,644,944 9,778,468 36,442,104
Distribution reinvested — — 2,176,261 7,921,590
Shares redeemed (2,446,466) (9,200,738) (4,872,129) (18,145,727)
Net increase 2,774,789 10,444,206 7,082,600 26,217,967
Total net increase 3,076,284 11,591,843 8,062,227 29,899,981

Financial Highlights
Columbia Variable Portfolio - Strategic Income Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
86
Class
6/30/2026
12/31/2025
12/31/2024
12/31/2023
12/31/2022
12/31/2021
Class 1
0.01%
0.03%
0.02%
0.02%
0.01%
0.01%
Class 2
0.01%
0.03%
0.02%
0.02%
0.01%
0.01%
The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified
Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Net asset
value,
beginning of
period
Net
investment
income
(loss)
Net
realized
and
unrealized
gain (loss)
Total from
investment
operations
Distributions
from net
investment
income
Distributions
from net
realized
gains
Total
distributions to
shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 3 .79 0 .10 ( 0 .03 ) 0 .07 — — —
Year Ended 12/31/2025
$ 3 .70 0 .20 0 .07 0 .27 ( 0 .18 ) — ( 0 .18 )
Year Ended 12/31/2024
$ 3 .70 0 .20 ( 0 .03 ) 0 .17 ( 0 .17 ) — ( 0 .17 )
Year Ended 12/31/2023
$ 3 .50 0 .20 0 .13 0 .33 ( 0 .13 ) — ( 0 .13 )
Year Ended 12/31/2022
$ 4 .25 0 .15 ( 0 .62 ) ( 0 .47 ) ( 0 .12 ) ( 0 .16 ) ( 0 .28 )
Year Ended 12/31/2021
$ 4 .40 0 .14 ( 0 .05 ) 0 .09 ( 0 .24 ) — ( 0 .24 )
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 3 .73 0 .10 ( 0 .03 ) 0 .07 — — —
Year Ended 12/31/2025
$ 3 .65 0 .18 0 .07 0 .25 ( 0 .17 ) — ( 0 .17 )
Year Ended 12/31/2024
$ 3 .65 0 .19 ( 0 .03 ) 0 .16 ( 0 .16 ) — ( 0 .16 )
Year Ended 12/31/2023
$ 3 .46 0 .19 0 .12 0 .31 ( 0 .12 ) — ( 0 .12 )
Year Ended 12/31/2022
$ 4 .20 0 .14 ( 0 .61 ) ( 0 .47 ) ( 0 .11 ) ( 0 .16 ) ( 0 .27 )
Year Ended 12/31/2021
$ 4 .36 0 .13 ( 0 .06 ) 0 .07 ( 0 .23 ) — ( 0 .23 )
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c) Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Financial Highlights
(continued)
Columbia Variable Portfolio - Strategic Income Fund
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Funds Variable Insurance Trust | 2026
87
Net
asset
value,
end of
period
Total
return
Total gross
expense
ratio to
average
net assets
(a)
Total net
expense
ratio to
average
net assets
(a),(b)
Net
investment
income (loss)
ratio to
average
net assets
Portfolio
turnover
Net
assets,
end of
period
(000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)
$ 3 .86 1 .85% 0 .82%
(c)
0 .68%
(c)
5 .40% 104% $ 27,408
Year Ended 12/31/2025
$ 3 .79 7 .32% 0 .85%
(c)
0 .70%
(c)
5 .20% 224% $ 25,773
Year Ended 12/31/2024
$ 3 .70 4 .70% 0 .83%
(c)
0 .69%
(c)
5 .33% 199% $ 21,554
Year Ended 12/31/2023
$ 3 .70 9 .67% 0 .83%
(c)
0 .69%
(c)
5 .53% 276% $ 21,022
Year Ended 12/31/2022
$ 3 .50 ( 11 .37% ) 0 .83%
(c)
0 .69%
(c)
4 .03% 182% $ 19,019
Year Ended 12/31/2021
$ 4 .25 2 .09% 0 .80%
(c)
0 .69%
(c)
3 .21% 136% $ 19,045
Class 2
Six Months Ended 6/30/2026 (Unaudited)
$ 3 .80 1 .88% 1 .07%
(c)
0 .93%
(c)
5 .15% 104% $ 208,645
Year Ended 12/31/2025
$ 3 .73 6 .88% 1 .10%
(c)
0 .95%
(c)
4 .95% 224% $ 194,793
Year Ended 12/31/2024
$ 3 .65 4 .51% 1 .09%
(c)
0 .94%
(c)
5 .08% 199% $ 164,578
Year Ended 12/31/2023
$ 3 .65 9 .20% 1 .08%
(c)
0 .94%
(c)
5 .28% 276% $ 138,494
Year Ended 12/31/2022
$ 3 .46 ( 11 .52% ) 1 .08%
(c)
0 .94%
(c)
3 .76% 182% $ 118,268
Year Ended 12/31/2021
$ 4 .20 1 .63% 1 .08%
(c)
0 .94%
(c)
3 .04% 136% $ 127,722

Notes to Financial Statements
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
88
Note 1. Organization
Columbia Funds Variable Insurance Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):
Effective May 1, 2026, Columbia Variable Portfolio – Small Cap Value Fund was renamed Columbia Variable Portfolio –
Small Cap Value Discovery Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia
Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Funds.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946).The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is
Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive
Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of each
Fund’s prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team.
The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Fund
Diversification
status
Columbia Variable Portfolio – Long Government/Credit Bond Fund Diversified
Columbia Variable Portfolio – Small Cap Value Discovery Fund Diversified
Columbia Variable Portfolio – Small Company Growth Fund Diversified
Columbia Variable Portfolio – Strategic Income Fund Diversified

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
89
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Funds may utilize a third-party pricing service to determine these fair values.
The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-
market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

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The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolios of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The
Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose a
Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/
or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how a Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-
traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse.
However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.

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In connection with certain over-the-counter derivatives, a Fund may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An
ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund's net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty. A Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, a Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes.  These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S.
dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete

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their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and
Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
Investments. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The
Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Funds may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by a Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Option contracts purchased are recorded as investments. When a Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and
Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. A Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by a Fund should the counterparty fail to perform under the contracts. Option contracts written by a Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate a Fund and not the counterparty to perform. The risk in writing a call option contract is that a
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that a Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in

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a Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, a Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by a Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the
Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by a Fund on the expiration date as realized gains from options written in the Statement of Operations when the interest rate swaption contract is closed or expires.
When a Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes a Fund's counterparty to the centrally cleared swap contract. A Fund is required to deposit initial margin with the futures commission merchant
(FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, a Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default.  The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk.  However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM's customer account.  While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the
FCM's customers (including a Fund) by account class, potentially resulting in losses to a Fund. Swap contracts are marked-
to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of
Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts to hedge or manage the risks associated with assets held in the
Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide
a
measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has

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exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Funds purchase protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation
(depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the
Funds may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Funds sell protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation
(depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Funds may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss).
The maximum potential amount of undiscounted future payments the Funds could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the
Funds are the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolios of Investments.
As a protection seller, the Funds bear the risk of loss from the credit events specified in the contract with the counterparty.
For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Funds upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statements of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
Certain Funds entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods.
An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for

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a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the rate swap is terminated.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a
“when-issued” or “forward commitment” basis. This may increase risk to a Fund since the other party to the transaction may fail to deliver, which could cause a Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered.
Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Funds' portfolio turnover rate. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Funds identify cash or liquid securities in an amount equal to the forward purchase price. The Funds do not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Joint venture
Long Run Partners (LRP) and Columbia Variable Portfolio – Strategic Income Fund (the Fund), along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026. The members make investments in Itasca Park LLC

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in the form of LLC equity interests as LRP makes investments. All portfolio and other material decisions regarding Itasca
Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as significant subsidiary under Regulation S-X
Rules 3-09 and 4-08(g).
The Fund has made a commitment of $1,600,000 to Itasca Park LLC of which $992,000 has been funded and $608,000 remains unfunded for the six months ended June 30, 2026.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the commitment period. During the commitment period, all available cash will be used to aggregate additional loans.  Upon completion of the commitment period, available cash will be distributed first based on pro rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Funds may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity.
These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Funds may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Funds may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Funds purchase an assignment of a senior loan, the
Funds typically have direct rights against the borrower; provided, however, that the Funds' rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Funds may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid. The Funds may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Funds' Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Funds designate cash or liquid securities to cover these commitments.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
97
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The
Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the
Statement of Operations.
Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
98
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date.
The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.
Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Fund Declared Paid
Columbia Variable Portfolio – Long Government/Credit Bond Fund Annually Annually
Columbia Variable Portfolio – Small Cap Value Discovery Fund Annually Annually
Columbia Variable Portfolio – Small Company Growth Fund Annually Annually
Columbia Variable Portfolio – Strategic Income Fund Annually Annually

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
99
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the
Management Agreement, the Investment Manager provides each Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. The management services fee is an annual fee that is equal to a percentage of each
Fund’s daily net assets that declines as each Fund’s net assets increase.
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2026 were as follows:
The Investment Manager has contractually agreed to implement a waiver with respect to Columbia Variable Portfolio –
Strategic Income Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee
(management fee less reimbursements/waivers) with respect to Columbia Variable Portfolio – Strategic Income Fund in an
amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by Columbia Variable Portfolio – Strategic Income Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are
compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation
Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remain in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the
Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp.
(the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Funds, up to a cap approved by the Board of Trustees from time to time.
High (%) Low (%)
Effective
management
services fee rates
(%)
Columbia Variable Portfolio – Long Government/Credit Bond Fund 0.50 0.34 0.50
Columbia Variable Portfolio – Small Cap Value Discovery Fund 0.87 0.75 0.87
Columbia Variable Portfolio – Small Company Growth Fund 0.87 0.75 0.87
Columbia Variable Portfolio – Strategic Income Fund 0.60 0.393 0.596

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
100
For the six months ended June 30, 2026, each Fund's annualized effective service fee rate as a percentage of each Fund’s average daily net assets were as follows:
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of
Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Funds pay a fee at an annual rate of up to 0.25% of the Funds' average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses
(excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/
expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment
Effective service fee
rate (%)
Columbia Variable Portfolio – Long Government/Credit Bond Fund 0.00
Columbia Variable Portfolio – Small Cap Value Discovery Fund 0.09
Columbia Variable Portfolio – Small Company Growth Fund 0.03
Columbia Variable Portfolio – Strategic Income Fund 0.13
May 1, 2026
through
April 30, 2027
Prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
Columbia Variable Portfolio – Long Government/Credit Bond Fund 0.47 0.72 0.47 0.72
Columbia Variable Portfolio – Small Company Growth Fund 0.87 1.12 0.87 1.12
Columbia Variable Portfolio – Strategic Income Fund 0.67 0.92 0.67 0.92
Contractual
expense cap
July 1, 2026
through
April 30, 2027
Voluntary
expense cap
May 1, 2026
through
June 30, 2026
Contractual
expense cap
prior to
May 1, 2026
a
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
Class 1
(%)
Class 2
(%)
Columbia Variable Portfolio – Small Cap Value Discovery Fund 0.91 1.16 0.88 1.13 0.88 1.13

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
101
Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, for the six months ended June 30, 2026, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Fund Tax cost ($)
Gross
unrealized
appreciation ($)
Gross
unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund 394,103,000 4,473,000 (36,994,000) (32,521,000)
Columbia Variable Portfolio – Small Cap Value Discovery Fund 415,031,000 80,128,000 (44,201,000) 35,927,000
Columbia Variable Portfolio – Small Company Growth Fund 217,912,000 54,569,000 (10,164,000) 44,405,000
Columbia Variable Portfolio – Strategic Income Fund 266,953,000 5,701,000 (6,096,000) (395,000)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund (96,959,618)
(421,369,063)
(518,328,681)
Columbia Variable Portfolio – Strategic Income Fund (1,212,333)
(12,208,180)
(13,420,513)
Fund
Non-U.S.
government
purchases ($)
Non-U.S.
government
proceeds from
sales ($)
U.S. government
purchases ($)
U.S. government
proceeds from
sales ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund 59,976,707 76,339,845 23,857,483 17,403,306
Columbia Variable Portfolio – Small Cap Value Discovery Fund 137,701,800 173,131,761 — —
Columbia Variable Portfolio – Small Company Growth Fund 235,096,872 272,312,388 — —
Columbia Variable Portfolio – Strategic Income Fund 87,826,951 64,160,467 170,465,577 180,037,673

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
102
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program
(the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each
Participating Fund.
The Funds' activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Interest income earned and interest expense incurred by the Funds are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Funds have no outstanding interfund loans at June 30,
2026.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank,
N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus
0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the six months ended June 30, 2026.
Fund
Borrower or
Lender
Average loan
balance ($)
Weighted average
interest rate (%)
Number of days
with outstanding
loans
Columbia Variable Portfolio – Small Cap Value Discovery Fund Borrower
1,086,667
4 .17 15

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
103
Note 9. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each
Fund's holdings and each Fund's NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund's Prospectus and Statement of
Additional Information.
Shareholder concentration risk
At June 30, 2026, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the
Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
Fund
Number of unaffiliated
accounts
Percentage of shares
outstanding held —
unaffiliated (%)
Percentage of shares
outstanding held —
affiliated (%)
Columbia Variable Portfolio – Long Government/Credit Bond Fund
—
— 100 .0
Columbia Variable Portfolio – Small Cap Value Discovery Fund
1
40 .1 51 .5
Columbia Variable Portfolio – Small Company Growth Fund
—
— 80 .1
Columbia Variable Portfolio – Strategic Income Fund
1
27 .5 46 .4

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia Funds Variable Insurance Trust | 2026
104
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Approval of Management Agreement
Columbia Funds Variable Insurance Trust | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Variable Portfolio – Long Government/Credit Bond Fund,
Columbia Variable Portfolio – Small Cap Value Discovery Fund (formerly, Columbia Variable Portfolio – Small Cap Value
Fund), Columbia Variable Portfolio – Small Company Growth Fund, and Columbia Variable Portfolio – Strategic Income
Fund (each, a Fund, and together, the Funds). Under a management agreement (the Management Agreement), the
Investment Manager provides investment advice and other services to the Funds. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent
Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the
Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the
Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the
Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment
Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement for each Fund. Among other things, the information and factors considered included the following:
Information on the investment performance of each Fund relative to the performance of a group of mutual funds determined to be comparable to such Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on each Fund’s management fees and total expenses, including information comparing such Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for each Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of such Fund’s net assets;
Terms of the Management Agreement;
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the
Funds;
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

Approval of Management Agreement
(continued)
Columbia Funds Variable Insurance Trust | 2026
106
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The
Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreement supported the continuation of the Management Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods
(including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks, and (iii) the net assets of each Fund. With respect to Columbia Variable Portfolio – Small Cap Value
Discovery Fund and Columbia Variable Portfolio – Small Company Growth Fund, the Board observed that the Fund’s performance on a gross basis ranked above median relative to its peers for certain periods based on information provided by Broadridge. With respect to Columbia Variable Portfolio – Long Government/Credit Bond Fund, the Board observed the Fund’s underperformance on a gross basis for certain periods based on information provided by Broadridge, noting that appropriate steps (such as changes to the Fund’s investment process) had been taken to help improve the Fund’s performance. With respect to Columbia Variable Portfolio – Strategic Income Fund, the Board observed that the Fund’s performance on a gross basis was well within the range of that of its peers, based on information provided by eVest.
The Board also reviewed a description of the methodology for identifying each Fund’s peer groups for purposes of performance and expense comparisons.

Approval of Management Agreement
(continued)
Columbia Funds Variable Insurance Trust | 2026
107
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of each Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing such Fund’s contribution to the Investment Manager’s profitability. For Columbia Variable Portfolio – Small Cap Value Discovery Fund, Columbia Variable
Portfolio – Small Company Growth Fund, and Columbia Variable Portfolio – Strategic Income Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions)
are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of each Fund, in light of other considerations, supported the continuation of the
Management Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the
Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with each Fund supported the continuation of the Management Agreement for each Fund.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the net asset level of each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus

Approval of Management Agreement
(continued)
Columbia Funds Variable Insurance Trust | 2026
108
provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management
Agreement for each Fund. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the
Management Agreement.

Columbia Funds Variable Insurance Trust
P.O. Box 219104
Kansas City, MO 64121-9104
SAR7024_(08/26)
Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest.  The Fund is distributed by Columbia Management
Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Variable Insurance Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	August 24, 2026